UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number:  811-8038

                     INVESCO Variable Investment Funds, Inc.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                4350 South Monaco Street, Denver, Colorado 80237
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Glen A. Payne, Esq., 4350 South Monaco Street, Denver, Colorado 80237
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 720-624-6300

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

ITEM 1. REPORT TO SHAREHOLDERS

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF- CORE EQUITY FUND






                                      SEMI
                                       ANN
                                       UAL








SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                       June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                              VIF-CORE EQUITY FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                              (3.12%)
--------------------------------------------------------------------------------
5 years                             0.46%
--------------------------------------------------------------------------------
Since inception (8/94)              9.89%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO SECTOR BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Financials..........................21.98%
            Industrials.........................14.10%
            Information Technology..............12.11%
            Consumer Staples.....................9.47%
            Consumer Discretionary...............9.12%
            Health Care..........................8.81%
            Energy...............................8.00%
            Materials............................6.89%
            Telecommunication Services...........2.92%
            Utilities............................2.60%
            Net Cash & Cash Equivalents..........4.00%


LINE GRAPH:  VIF-CORE EQUITY FUND

This line graph compares the value of a $10,000 investment in VIF - Core Equity Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - CORE EQUITY FUND      S&P 500 INDEX(2)

8/94        $10,000                     $10,000
6/95        $11,508                     $11,723
6/96        $14,561                     $14,769
6/97        $18,254                     $19,890
6/98        $22,599                     $25,891
6/99        $26,894                     $31,782
6/00        $27,603                     $34,086
6/01        $26,946                     $29,034
6/02        $23,868                     $23,814
6/03        $23,123                     $23,873

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
CHARLES P. MAYER
Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

JEFFREY G. MORRIS, CFA
Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

MEET THE NEW MANAGEMENT TEAM EFFECTIVE 7/1/03

MICHAEL C. HEYMAN, CFA
Portfolio Manager, INVESCO Funds Group, Inc. BS, Northwestern University. Began investment career in 1978.

SEAN D. KATOF, CFA
Vice President, INVESCO Funds Group. BSBA, University of Colorado-Boulder; MS, University of Colorado-Denver. Began his investment career and joined INVESCO in 1994.

MARK W. LATTIS, CFA
Portfolio Manager, INVESCO Funds Group, Inc. BS, University of Louisville; MBA University of Kentucky. Began his investment career in 1993.

JEFFREY G. MORRIS, CFA
Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

--------------------------------------------------------------------------------
                                                      SHARES OR
                                                      PRINCIPAL
%      DESCRIPTION                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
CORE EQUITY FUND
95.72  COMMON STOCKS
2.82   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                    16,100     $  700,189
       Lockheed Martin                                   19,300        918,101
       United Technologies                               17,700      1,253,691
================================================================================
                                                                     2,871,981
1.41   ALUMINUM
       Alcoa Inc                                         56,100      1,430,550
================================================================================
2.16   BREWERS
       Anheuser-Busch Cos                                43,100      2,200,255
================================================================================
1.51   CASINOS & GAMING
       Harrah's Entertainment(a)                         21,800        877,232
       Park Place Entertainment(a)                       72,600        659,934
================================================================================
                                                                     1,537,166
1.61   COMMUNICATIONS EQUIPMENT
       Nokia Corp Sponsored ADR Representing Ord Shrs    99,700      1,638,071
================================================================================
3.13   COMPUTER HARDWARE
       Hewlett-Packard Co                                88,400      1,882,920
       International Business Machines                   15,800      1,303,500
================================================================================
                                                                     3,186,420
0.38   DEPARTMENT STORES
       Kohl's Corp(a)                                     7,500        385,350
================================================================================
8.99   DIVERSIFIED BANKS
       Bank of America                                   21,200      1,675,436
       Bank of New York                                  54,000      1,552,500
       Charter One Financial                             68,824      2,145,932
       Wachovia Corp                                     41,200      1,646,352
       Wells Fargo & Co                                  42,200      2,126,880
================================================================================
                                                                     9,147,100
1.84   DIVERSIFIED CHEMICALS
       Dow Chemical                                      33,000      1,021,680
       Olin Corp                                         50,000        855,000
================================================================================
                                                                     1,876,680
4.95   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                     62,966      2,694,945
       JP Morgan Chase & Co                              68,420      2,338,596
================================================================================
                                                                     5,033,541
2.32   ELECTRIC UTILITIES
       Dominion Resources                                16,400      1,054,028
       Exelon Corp                                        4,200        251,202

--------------------------------------------------------------------------------
                                                      SHARES OR
                                                      PRINCIPAL
%      DESCRIPTION                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
       FPL Group                                         15,800     $1,056,230
================================================================================
                                                                     2,361,460
1.30   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                       30,000      1,321,800
================================================================================
1.16   ENVIRONMENTAL SERVICES
       Waste Management                                  49,100      1,182,819
================================================================================
2.00   GENERAL MERCHANDISE STORES
       Target Corp                                       53,800      2,035,792
================================================================================
1.00   HEALTH CARE SUPPLIES
       Alcon Inc                                         22,200      1,014,540
================================================================================
1.58   HYPERMARKETS & SUPER CENTERS
       Wal-Mart Stores                                   30,000      1,610,100
================================================================================
1.95   INDUSTRIAL CONGLOMERATES
       General Electric                                  69,200      1,984,656
================================================================================
3.33   INDUSTRIAL MACHINERY
       Danaher Corp                                      18,400      1,252,120
       Illinois Tool Works                               19,200      1,264,320
       Timken Co                                         49,900        873,749
================================================================================
                                                                     3,390,189
4.97   INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs      35,000      1,470,700
       Exxon Mobil                                       60,000      2,154,600
       Occidental Petroleum                              42,800      1,435,940
================================================================================
                                                                     5,061,240
2.92   INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                    22,400        596,512
       SBC Communications                                39,392      1,006,466
       Verizon Communications                            34,700      1,368,915
================================================================================
                                                                     2,971,893
4.84   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Janus Capital Group                               77,800      1,275,920
       Lehman Brothers Holdings                          25,700      1,708,536
       Merrill Lynch & Co                                41,500      1,937,220
================================================================================
                                                                     4,921,676
1.43   IT CONSULTING & OTHER SERVICES
       Accenture Ltd(a)                                  80,200      1,450,818
================================================================================
1.25   LIFE & HEALTH INSURANCE
       John Hancock Financial Services                   41,400      1,272,222
================================================================================
1.93   MARINE
       Tsakos Energy Navigation Ltd                     137,000      1,959,100
================================================================================
0.97   MULTI-LINE INSURANCE
       American International Group                      17,900        987,722
================================================================================
0.74   OIL & GAS EQUIPMENT & SERVICES
       Baker Hughes                                      22,400        751,968
================================================================================
2.29   OIL & GAS EXPLORATION & PRODUCTION
       Apache Corp                                       19,740      1,284,284

--------------------------------------------------------------------------------
                                                      SHARES OR
                                                      PRINCIPAL
%      DESCRIPTION                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
       Kerr-McGee Corp                                   23,300     $1,043,840
================================================================================
                                                                     2,328,124
3.85   PACKAGED FOODS & MEATS
       Hershey Foods                                     14,500      1,010,070
       H.J. Heinz                                        29,600        976,208
       Kellogg Co                                        36,500      1,254,505
       Tasty Baking                                      64,250        674,625
================================================================================
                                                                     3,915,408
0.89   PAPER PACKAGING
       Temple-Inland Inc                                 21,200        909,692
================================================================================
1.82   PAPER PRODUCTS
       Bowater Inc                                       28,800      1,078,560
       International Paper                               21,700        775,341
================================================================================
                                                                     1,853,901
1.88   PERSONAL PRODUCTS
       Gillette Co                                       60,000      1,911,600
================================================================================
7.81   PHARMACEUTICALS
       Bristol-Myers Squibb                              62,700      1,702,305
       Eli Lilly & Co                                    23,800      1,641,486
       Merck & Co                                        32,800      1,986,040
       Pfizer Inc                                        76,480      2,611,792
================================================================================
                                                                     7,941,623
3.97   PUBLISHING & PRINTING
       Gannett Co                                        17,700      1,359,537
       Knight-Ridder Inc                                 10,700        737,551
       McGraw-Hill Cos                                   31,300      1,940,600
================================================================================
                                                                     4,037,688
1.61   RAILROADS
       Kansas City Southern(a)                           60,000        721,800
       Norfolk Southern                                  47,600        913,920
================================================================================
                                                                     1,635,720
0.98   REAL ESTATE INVESTMENT TRUSTS
       Maguire Properties(a)                             52,000      1,001,000
================================================================================
1.26   RESTAURANTS
       McDonald's Corp                                   58,000      1,279,480
================================================================================
1.02   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                              65,200      1,034,072
================================================================================
2.91   SEMICONDUCTORS
       Intel Corp                                        84,300      1,752,091
       Texas Instruments                                 68,500      1,205,600
================================================================================
                                                                     2,957,691
0.92   SPECIALTY CHEMICALS
       Potash Corp of Saskatchewan                       14,700        940,800
================================================================================
2.02   SYSTEMS SOFTWARE
       Microsoft Corp                                    80,100      2,051,361
================================================================================

--------------------------------------------------------------------------------
                                                      SHARES OR
                                                      PRINCIPAL
%      DESCRIPTION                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
       TOTAL COMMON STOCKS (COST $92,714,518)                       $97,383,269
================================================================================
0.28   FIXED INCOME SECURITIES-- CORPORATE BONDS
0.28   ELECTRIC UTILITIES
       Public Service of New Mexico, Sr Notes,
       Series B, 7.500%, 8/1/2018
         (Amortized Cost $233,798)                     $  250,000       288,154
================================================================================
3.92   SHORT-TERM INVESTMENTS-- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         6/30/2003 due 7/1/2003 at 1.080%, repurchased
         at $3,982,119 (Collateralized by Federal
         Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%,
         value $4,170,325) (Cost $3,982,000)           $ 3,982,000    3,982,000
================================================================================
99.92  TOTAL INVESTMENTS AT VALUE
         (COST $96,930,316)                                         101,653,423
================================================================================
0.08   OTHER ASSETS LESS LIABILITIES                                     82,337
================================================================================
100.00 NET ASSETS AT VALUE                                        $ 101,735,760
================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABLITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

                                                                   CORE EQUITY
                                                                          FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $  96,930,316
================================================================================
  At Value(a)                                                    $ 101,653,423
Receivables:
  Fund Shares Sold                                                     106,416
  Dividends and Interest                                                99,744
Prepaid Expenses and Other Assets                                        1,574
================================================================================
TOTAL ASSETS                                                       101,861,157
================================================================================
LIABILITIES
Payables:
  Custodian                                                             87,213
  Fund Shares Repurchased                                               25,283
Accrued Expenses and Other Payables                                     12,901
================================================================================
TOTAL LIABILITIES                                                      125,397
================================================================================
NET ASSETS AT VALUE                                              $ 101,735,760
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $ 117,001,154
Accumulated Undistributed Net Investment Income                      1,585,479
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                            (21,573,980)
Net Appreciation of Investment Securities                            4,723,107
================================================================================
NET ASSETS AT VALUE                                              $ 101,735,760
================================================================================
Shares Outstanding                                                   6,244,481
NET ASSET VALUE, Offering and Redemption Price per Share         $       16.29
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $3,982,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

                                                                   CORE EQUITY
                                                                          FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $     918,554
Interest                                                                50,396
  Foreign Taxes Withheld                                                (9,878)
================================================================================
  TOTAL INCOME                                                         959,072
================================================================================
EXPENSES
Investment Advisory Fees                                               354,420
Administrative Services Fees                                           130,229
Custodian Fees and Expenses                                              8,039
Directors' Fees and Expenses                                             7,596
Professional Fees and Expenses                                          11,833
Registration Fees and Expenses                                             287
Reports to Shareholders                                                  5,276
Transfer Agent Fees                                                      2,500
Other Expenses                                                           3,554
================================================================================
  TOTAL EXPENSES                                                       523,734
  Fees and Expenses Paid Indirectly                                        (94)
================================================================================
     NET EXPENSES                                                      523,640
================================================================================
NET INVESTMENT INCOME                                                  435,432
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                          (1,475,943)
Change in Net Appreciation/Depreciation of Investment Securities    10,416,119
================================================================================
NET GAIN ON INVESTMENT SECURITIES                                    8,940,176
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   9,375,608
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
CORE EQUITY FUND

                                                            SIX MONTHS               YEAR
                                                                 ENDED              ENDED
                                                               JUNE 30        DECEMBER 31
--------------------------------------------------------------------------------------------
                                                                  2003               2002
                                                             UNAUDITED

OPERATIONS
Net Investment Income                                     $    435,432      $  1,154,164
Net Realized Loss                                           (1,475,943)      (14,571,062)
Change in Net Appreciation/Depreciation                     10,416,119       (12,412,897)
============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        9,375,608       (25,829,795)
============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                0        (1,649,030)
============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                7,347,917        27,495,482
Reinvestment of Distributions                                        0         1,649,030
============================================================================================
                                                             7,347,917        29,144,512
Amounts Paid for Repurchases of Shares                     (10,518,642)      (39,888,583)
============================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                              (3,170,725)      (10,744,071)
============================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                      6,204,883       (38,222,896)
NET ASSETS
Beginning of Period                                         95,530,877       133,753,773
============================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $1,585,479 and $1,150,047,
    respectively)                                         $101,735,760      $ 95,530,877
============================================================================================

            -------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                    481,510         1,594,563
Shares Issued from Reinvestment of Distributions                     0           111,669
============================================================================================
                                                               481,510         1,706,232
Shares Repurchased                                            (705,425)       (2,434,718)
============================================================================================
NET DECREASE IN FUND SHARES                                   (223,915)         (728,486)
============================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVETMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (the "Fund", presented herein), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek a high total return on investments through both growth and current income. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchangeprevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends were $1,649,030 of ordinary income distributions for the year ended December 31, 2002.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                            $  97,318,003
                                                                   =============

   Gross Tax Unrealized Appreciation                               $  10,470,532
   Gross Tax Unrealized Depreciation                                   6,135,112
                                                                   -------------

   Net Tax Appreciation on Investments                             $   4,335,420
                                                                   =============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $812,276.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $10,823,073 and $15,920,749, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $786, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $2,711.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 --INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                                ENDED
                                              JUNE 30                            YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
                                                 2003          2002          2001          2000          1999          1998
                                            UNAUDITED

PER SHARE DATA
Net Asset Value-- Beginning of Period     $     14.77     $   18.58     $   20.71     $   21.01     $   18.61     $   17.04
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.08          0.21          0.20          0.23          0.26          0.33
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 1.44         (3.76)        (2.06)         0.72          2.50          2.23
============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 1.52         (3.55)        (1.86)         0.95          2.76          2.56
============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income             0.00          0.26          0.21          0.02          0.25          0.32
Distributions from Capital Gains                 0.00          0.00          0.06          1.23          0.11          0.67
============================================================================================================================
TOTAL DISTRIBUTIONS                              0.00          0.26          0.27          1.25          0.36          0.99
============================================================================================================================
Net Asset Value-- End of Period           $     16.29     $   14.77     $   18.58     $   20.71     $   21.01     $   18.61
============================================================================================================================

TOTAL RETURN(a)                             10.29%(b)       (19.11%)       (8.97%)        4.87%        14.84%        15.30%

RATIOS
Net Assets-- End of Period ($000 Omitted) $ 101,736        $ 95,531     $ 133,754     $ 126,683     $  79,893     $  60,346
Ratio of Expenses to Average
  Net Assets(c)(d)                          0.55%(b)          1.12%         1.09%         1.08%         1.05%         0.93%
Ratio of Net Investment Income to
  Average Net Assets(d)                     0.46%(b)          0.99%         1.27%         1.37%         1.38%         1.98%
Portfolio Turnover Rate                       12%(b)            49%           29%           69%           86%           73%

(a) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93% and ratio of net investment income to average net assets would have been 1.98%.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S90   900478  7/03
I-VICEQ-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF - DYNAMICS FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                                VIF-DYNAMICS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                              3.02%
--------------------------------------------------------------------------------
5 years                            (3.74%)
--------------------------------------------------------------------------------
Since inception (8/97)              0.12%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Application Software................6.54%
            Pharmaceuticals.....................5.32%
            Semiconductors......................4.68%
            Health Care Equipment...............4.12%
            Biotechnology.......................3.34%
            Investment Adviser/Broker
               Dealer Services..................3.32%
            Communications Equipment............3.13%
            Managed Health Care.................2.85%
            Cable & Satellite Operators.........2.77%
            Systems Software....................2.75%
            Other Industries...................57.89%
            Net Cash & Cash Equivalents.........3.29%

LINE GRAPH: VIF - DYNAMICS FUND

This line graph compares the value of a $10,000 investment in VIF - Dynamics Fund to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - DYNAMICS FUND     RUSSELL MIDCAP GROWTH INDEX(2)

8/97        $10,000                 $10,000
6/98        $12,180                 $11,430
6/99        $14,850                 $13,751
6/00        $21,823                 $20,433
6/01        $14,992                 $13,995
6/02        $ 9,774                 $10,309
6/02        $10,069                 $11,066

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
TIMOTHY J. MILLER, CFA
Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

---------------------------------------------------------------------------------------
                                                             SHARES OR
                                                             PRINCIPAL
%      DESCRIPTION                                              AMOUNT          VALUE
---------------------------------------------------------------------------------------
DYNAMICS FUND
96.71  COMMON STOCKS & WARRANTS
2.15   ADVERTISING
       Lamar Advertising Class A Shrs(a)                        53,200     $1,873,172
       Omnicom Group                                            14,330      1,027,461
=======================================================================================
                                                                            2,900,633
0.53   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                           16,500        717,585
=======================================================================================
0.48   AGRICULTURAL PRODUCTS
       Bunge Ltd                                                22,600        646,360
=======================================================================================
0.26   APPAREL RETAIL
       Chico's FAS(a)                                           16,600        349,430
=======================================================================================
6.54   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                            78,600      1,886,400
       Autodesk Inc                                             18,800        303,808
       BEA Systems(a)                                           48,400        525,624
       Business Objects SA Sponsored ADR
         Representing Ord Shrs(a)                               14,700        322,665
       Check Point Software Technologies Ltd(a)                 59,300      1,159,315
       Cognos Inc(a)                                            15,500        418,500
       Intuit Inc(a)                                            20,020        891,491
       Mercury Interactive(a)                                   13,720        529,729
       Siebel Systems(a)                                       105,640      1,007,806
       Software HOLDRs Trust(b)                                 34,000      1,073,720
       Synopsys Inc(a)                                          11,400        705,090
=======================================================================================
                                                                            8,824,148
0.49   AUTO PARTS & EQUIPMENT
       Advance Auto Parts(a)                                    10,900        663,810
=======================================================================================
3.34   BIOTECHNOLOGY
       Biotech HOLDRs Trust(b)                                  11,500      1,417,375
       Chiron Corp(a)                                            5,900        257,948
       Genzyme Corp-General Division(a)                         21,700        907,060
       Gilead Sciences(a)                                       30,800      1,711,864
       MedImmune Inc(a)                                          5,900        214,583
=======================================================================================
                                                                            4,508,830
0.11   BREWERS
       Constellation Brands Class A Shrs(a)                     4,700         147,580
=======================================================================================
2.35   BROADCASTING-- RADIO/TV
       Cox Radio Class A Shrs(a)                               13,800         318,918

---------------------------------------------------------------------------------------
                                                             SHARES OR
                                                             PRINCIPAL
%      DESCRIPTION                                              AMOUNT          VALUE
---------------------------------------------------------------------------------------

       Entercom Communications Class A Shrs(a)                  17,100     $  838,071
       Univision Communications Class A Shrs(a)                 36,500      1,109,600
       Westwood One(a)                                          26,700        905,931
=======================================================================================
                                                                            3,172,520
2.77   CABLE & SATELLITE OPERATORS
       Cablevision Systems New York Group(a)                    31,900        662,244
       Cox Communications Class A Shrs(a)                       40,900      1,304,710
       EchoStar Communications Class A Shrs(a)                  51,080      1,768,390
=======================================================================================
                                                                            3,735,344
1.07   CASINOS & GAMING
       Harrah's Entertainment(a)                                19,040        766,170
       Wynn Resorts Ltd(a)                                      38,100        673,989
=======================================================================================
                                                                            1,440,159
3.13   COMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                               187,800        437,198
       Alcatel Sponsored ADR Representing Ord Shrs(a)           98,700        883,365
       Corning Inc(a)                                           94,100        695,399
       JDS Uniphase(a)                                          99,200        348,192
       Nortel Networks(a)                                      147,200        397,440
       UTStarcom Inc(a)                                         41,300      1,469,041
=======================================================================================
                                                                            4,230,635
0.88  COMPUTER & ELECTRONICS RETAIL
      CDW Corp(a)                                               26,000      1,190,800
=======================================================================================
2.68   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                              44,000        460,680
       Emulex Corp(a)                                           32,700        744,579
       Lexmark International Class A Shrs(a)                    18,300      1,295,091
       Network Appliance(a)                                     69,000      1,118,490
=======================================================================================
                                                                            3,618,840
0.71   CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
       Cummins Inc                                              10,100        362,489
       Navistar International(a)                                18,300        597,129
=======================================================================================
                                                                              959,618
0.79   CONSUMER FINANCE
       SLM Corp                                                 27,300      1,069,341
=======================================================================================
2.57   DATA PROCESSING SERVICES
       DST Systems(a)                                           37,800      1,436,400
       Fiserv Inc(a)                                            30,600      1,089,666
       Paychex Inc                                              32,375        948,911
=======================================================================================
                                                                            3,474,977
1.74   DIVERSIFIED BANKS
       Banknorth Group                                           6,100        155,672
       M&T Bank                                                  5,900        496,898
       Northern Trust                                           26,180      1,094,062

---------------------------------------------------------------------------------------
                                                             SHARES OR
                                                             PRINCIPAL
%      DESCRIPTION                                              AMOUNT          VALUE
---------------------------------------------------------------------------------------
       Synovus Financial                                        28,300     $  608,450
=======================================================================================
                                                                            2,355,082
1.32   DIVERSIFIED COMMERCIAL SERVICES
       ChoicePoint Inc(a)                                       22,200        766,344
       Cintas Corp                                              18,300        648,552
       Convergys Corp(a)                                        22,700        363,200
=======================================================================================
                                                                            1,778,096
1.47   DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                    18,500      1,225,625
       Franklin Resources                                        7,200        281,304
       Neuberger Berman                                         12,100        482,911
=======================================================================================
                                                                            1,989,840
2.24   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                             14,050        867,728
       Career Education(a)                                      18,000      1,231,560
       ITT Educational Services(a)                              31,500        921,375
=======================================================================================
                                                                            3,020,663
1.30   ELECTRICAL COMPONENTS & EQUIPMENT
       Molex Inc                                                33,537        905,164
       SPX Corp(a)                                              19,400        854,764
=======================================================================================
                                                                            1,759,928
0.39   ELECTRONIC EQUIPMENT MANUFACTURERS
       Garmin Ltd(a)                                            13,200        526,284
=======================================================================================
2.16   EMPLOYMENT SERVICES
       Manpower Inc                                             40,500      1,502,145
       Robert Half International(a)                             74,300      1,407,242
=======================================================================================
                                                                            2,909,387
1.08   ENVIRONMENTAL SERVICES
       Republic Services(a)                                     64,500      1,462,215
=======================================================================================
0.15   FOOD DISTRIBUTORS
       Performance Food Group(a)                                   500         18,500
       United Natural Foods(a)                                   6,400        180,096
=======================================================================================
                                                                              198,596
0.76   FOOD RETAIL
       Dean Foods(a)                                            21,750        685,125
       Whole Foods Market(a)                                     7,200        342,216
=======================================================================================
                                                                            1,027,341
0.69   FOOTWEAR
       NIKE Inc Class B Shrs                                   17,500        936,075
=======================================================================================
1.10   GENERAL MERCHANDISE STORES
       Dollar Tree Stores(a)                                     6,300        199,899
       Family Dollar Stores                                     21,500        820,225
       Ross Stores                                              10,800        461,592
=======================================================================================
                                                                            1,481,716

---------------------------------------------------------------------------------------
                                                             SHARES OR
                                                             PRINCIPAL
%      DESCRIPTION                                              AMOUNT          VALUE
---------------------------------------------------------------------------------------
0.98   HEALTH CARE DISTRIBUTORS
       AdvancePCS Class A Shrs(a)                               20,400     $  779,892
       Express Scripts(a)                                        8,000        546,560
=======================================================================================
                                                                            1,326,452
4.12   HEALTH CARE EQUIPMENT
       Biomet Inc                                               38,300      1,097,678
       Boston Scientific(a)                                     17,700      1,081,470
       C.R. Bard                                                 3,700        263,847
       Medtronic Inc                                               700         33,579
       Stryker Corp                                              5,300        367,661
       Varian Medical Systems(a)                                32,100      1,847,997
       Zimmer Holdings(a)                                       19,300        869,465
=======================================================================================
                                                                            5,561,697
0.16   HEALTH CARE FACILITIES
       Health Management Associates Class A Shrs                11,900        219,555
=======================================================================================
1.64   HEALTH CARE SUPPLIES
       Alcon Inc                                                42,300      1,933,110
       Smith & Nephew PLC                                       49,800        286,183
=======================================================================================
                                                                            2,219,293
1.18   HOTELS & RESORTS
       Expedia Inc(a)                                            7,200        549,936
       Expedia Inc Warrants(a) (Exp 2009)                        4,466        243,576
       Hilton Hotels                                            62,500        799,375
=======================================================================================
                                                                            1,592,887
0.86   INDUSTRIAL GASES
       Praxair Inc                                              19,400      1,165,940
=======================================================================================
2.05   INDUSTRIAL MACHINERY
       Danaher Corp                                              6,400        435,520
       Donaldson Co                                              3,100        137,795
       Eaton Corp                                                5,900        463,799
       Illinois Tool Works                                      16,700      1,099,695
       ITT Industries                                            9,600        628,416
=======================================================================================
                                                                            2,765,225
1.14   INTEGRATED OIL & GAS
       Murphy Oil                                               29,300      1,541,180
=======================================================================================
2.07   INTERNET SOFTWARE & SERVICES
       Mindspeed Technologies(a)                                29,533         79,739
       VeriSign Inc(a)                                          53,100        734,373
       Yahoo! Inc(a)                                            60,500      1,981,980
=======================================================================================
                                                                            2,796,092
3.32   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                             6,000        434,520
       Eaton Vance                                             17,400        549,840
       Federated Investors Class B Shrs                        10,000        274,200
       Legg Mason                                              26,900      1,747,155
       Lehman Brothers Holdings                                11,240        747,235

---------------------------------------------------------------------------------------
                                                             SHARES OR
                                                             PRINCIPAL
%      DESCRIPTION                                              AMOUNT          VALUE
---------------------------------------------------------------------------------------
       T Rowe Price Group                                       19,400     $  732,350
=======================================================================================
                                                                            4,485,300
0.01  INVESTMENT COMPANIES
      iShares Trust Russell Midcap Growth Index Fund(c)            300         18,492
=======================================================================================
0.91  IT CONSULTING & OTHER SERVICES
      Affiliated Computer Services Class A Shrs(a)               7,100        324,683
      BISYS Group(a)                                            18,800        345,356
      SunGard Data Systems(a)                                   21,700        562,247
=======================================================================================
                                                                            1,232,286
0.42  LEISURE FACILITIES
      InterActiveCorp(a)                                        14,400        569,808
=======================================================================================
0.78  LEISURE PRODUCTS
      Marvel Enterprises(a)                                      2,800         53,480
      Mattel Inc                                                52,600        995,192
=======================================================================================
                                                                            1,048,672
0.53  LIFE & HEALTH INSURANCE
      AFLAC Inc                                                    700         21,525
      Nationwide Financial Services Class A Shrs                21,200        689,000
=======================================================================================
                                                                              710,525
2.85  MANAGED HEALTH CARE
      Anthem Inc(a)                                             17,000      1,311,550
      Caremark Rx(a)                                            35,500        911,640
      First Health Group(a)                                     18,300        505,080
      WellPoint Health Networks(a)                              13,200      1,112,760
=======================================================================================
                                                                            3,841,030
0.12  METAL & GLASS CONTAINERS
      Ball Corp                                                  3,400        154,734
=======================================================================================
0.02  MOTORCYCLE MANUFACTURERS
      Harley-Davidson Inc                                          700         27,902
=======================================================================================
0.12  MOVIES & ENTERTAINMENT
      Metro-Goldwyn-Mayer Inc(a)                                13,400        166,428
=======================================================================================
0.14  MULTI-LINE INSURANCE
      Willis Group Holdings Ltd                                  6,100        187,575
=======================================================================================
0.36  NETWORKING EQUIPMENT
      Juniper Networks(a)                                       38,800        479,956
=======================================================================================
0.34  OIL & GAS DRILLING
      Nabors Industries Ltd(a)                                   8,000        316,400
      Noble Corp(a)                                              4,200        144,060
=======================================================================================
                                                                              460,460
2.30  OIL & GAS EQUIPMENT & SERVICES
      BJ Services(a)                                             7,400        276,464
      Cooper Cameron(a)                                         20,975      1,056,720
      Smith International(a)                                    38,700      1,421,838

---------------------------------------------------------------------------------------
                                                             SHARES OR
                                                             PRINCIPAL
%      DESCRIPTION                                              AMOUNT          VALUE
---------------------------------------------------------------------------------------

       Weatherford International Ltd(a)                          8,500     $  356,150
=======================================================================================
                                                                            3,111,172
2.44   OIL & GAS EXPLORATION & PRODUCTION
       Apache Corp                                              20,221      1,315,578
       EOG Resources                                             1,600         66,944
       Kerr-McGee Corp                                          14,200        636,160
       Pioneer Natural Resources(a)                             33,600        876,960
       Talisman Energy                                           8,800        403,480
=======================================================================================
                                                                            3,299,122
5.32   PHARMACEUTICALS
       Barr Laboratories(a)                                     21,250      1,391,875
       Forest Laboratories(a)                                   50,300      2,753,925
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                                  53,400      3,040,062
=======================================================================================
                                                                            7,185,862
0.36   PROPERTY & CASUALTY INSURANCE
       Safeco Corp                                              13,800        486,864
=======================================================================================
0.01   PUBLISHING & PRINTING
       Knight-Ridder Inc(c)                                        100          6,893
=======================================================================================
2.64   RESTAURANTS
       CBRL Group                                               42,500      1,651,550
       Outback Steakhouse                                       18,000        702,000
       P.F. Chang's China Bistro(a)                                200          9,842
       Starbucks Corp(a)                                        48,700      1,194,124
=======================================================================================
                                                                            3,557,516
2.60   SEMICONDUCTOR EQUIPMENT
       ASML Holding NV New York Registered Shrs(a)              69,700        666,332
       KLA-Tencor Corp(a)                                       27,100      1,259,879
       Lam Research(a)                                          38,200        695,622
       Novellus Systems(a)                                      24,400        893,552
=======================================================================================
                                                                            3,515,385
4.68   SEMICONDUCTORS
       Altera Corp(a)                                           59,780        980,392
       Applied Micro Circuits(a)                                34,800        210,540
       Broadcom Corp Class A Shrs(a)                            31,500        784,665
       Conexant Systems(a)                                      88,600        363,260
       Linear Technology                                        30,680        988,203
       Maxim Integrated Products                                14,460        494,387
       Microchip Technology                                     50,982      1,255,687
       PMC-Sierra Inc(a)                                        27,600        323,748
       Semiconductor HOLDRs Trust(b)                            16,400        464,612
       Vitesse Semiconductor(a)                                 37,500        184,500
       Xilinx Inc(a)                                            10,490        265,502
=======================================================================================
                                                                            6,315,496

---------------------------------------------------------------------------------------
                                                             SHARES OR
                                                             PRINCIPAL
%      DESCRIPTION                                              AMOUNT          VALUE
---------------------------------------------------------------------------------------
0.77   SPECIALTY STORES
       AutoZone Inc(a)                                           4,900     $  372,253
       Tiffany & Co                                             20,500        669,940
=======================================================================================
                                                                            1,042,193
2.75   SYSTEMS SOFTWARE
       Adobe Systems                                            28,000        897,960
       Networks Associates(a)                                   27,300        346,164
       Symantec Corp(a)                                         16,300        714,918
       VERITAS Software(a)                                      61,100      1,751,737
=======================================================================================
                                                                            3,710,779
0.56   TRADING COMPANIES & DISTRIBUTORS
       Fastenal Co                                              22,300        756,862
=======================================================================================
0.53   TRUCKING
       Arkansas Best                                            30,300        720,837
=======================================================================================
2.38   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                75,400        619,034
       Nextel Communications Class A Shrs(a)                    76,200      1,377,696
       Nextel Partners Class A Shrs(a)                          71,350        520,855
       Sprint Corp-PCS Group Series 1 Shrs(a)                  120,500        692,875
=======================================================================================
                                                                            3,210,460
       TOTAL COMMON STOCKS & WARRANTS (COST $110,094,539)                 130,586,763
=======================================================================================
4.65   SHORT-TERM INVESTMENTS
0.02   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve
         Fund(d)(e), 1.047% (Cost $25,875)                      25,875         25,875
=======================================================================================
4.63   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         6/30/2003 due 7/1/2003 at 1.080%, repurchased
         at $6,251,188 (Collateralized by Federal Home
         Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value
         $6,545,510) (Cost $6,251,000)                    $  6,251,000      6,251,000
=======================================================================================
         TOTAL SHORT-TERM INVESTMENTS (COST $6,276,875)                     6,276,875
=======================================================================================
101.36 TOTAL INVESTMENTS AT VALUE
         (COST $116,371,414)                                              136,863,638
=======================================================================================
(1.36)  OTHER ASSETS LESS LIABILITIES                                      (1,834,921)
=======================================================================================
100.00 NET ASSETS AT VALUE                                               $135,028,717
=======================================================================================

(a) Security is non-income producing.

(b) HOLDRs - Holding Company Depositary Receipts.

(c) Loaned security, a portion or all of the security is on loan at June 30, 2003.

(d) The security is purchased with the cash collateral received from securities on loan (Note 5).

(e) Security is an affiliated company (Note 4).

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABLITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

                                                                       DYNAMICS
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                                    $116,371,414
================================================================================
  At Value(a)(b)                                                   $136,863,638
Receivables:
  Investment Securities Sold                                            358,278
  Fund Shares Sold                                                       85,337
  Dividends and Interest                                                 46,505
Prepaid Expenses and Other Assets                                         1,676
================================================================================
TOTAL ASSETS                                                        137,355,434
================================================================================
LIABILITIES
Payables:
  Custodian                                                                 431
  Investment Securities Purchased                                       715,496
  Fund Shares Repurchased                                             1,575,177
  Securities Loaned                                                      25,875
Accrued Expenses and Other Payables                                       9,738
================================================================================
TOTAL LIABILITIES                                                     2,326,717
================================================================================
NET ASSETS AT VALUE                                                $135,028,717
================================================================================
NET ASSETS
Paid-in Capital(c)                                                 $264,296,724
Accumulated Undistributed Net Investment Loss                          (416,327)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions           149,343,921)
Net Appreciation of Investment Securities and Foreign
  Currency Transactions                                              20,492,241
================================================================================
NET ASSETS AT VALUE                                                $135,028,717
================================================================================
Shares Outstanding                                                   13,644,759
NET ASSET VALUE, Offering and Redemption Price per Share           $       9.90
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $6,251,000.

(b) Investment securities at cost and value at June 30, 2003 include $25,385 of securities loaned for the fund.

(c) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                                       DYNAMICS
                                                                           FUND
================================================================================
INVESTMENT INCOME
INCOME
Dividends                                                          $    241,701
Interest                                                                 30,815
Securities Loaned Income                                                  1,657
  Foreign Taxes Withheld                                                 (4,166)
================================================================================
  TOTAL INCOME                                                          270,007
================================================================================
EXPENSES
Investment Advisory Fees                                                445,159
Administrative Services Fees                                            162,289
Custodian Fees and Expenses                                              26,354
Directors' Fees and Expenses                                              8,449
Interest Expenses                                                         2,402
Professional Fees and Expenses                                           12,573
Registration Fees and Expenses                                              588
Reports to Shareholders                                                  21,136
Transfer Agent Fees                                                       2,500
Other Expenses                                                            3,657
================================================================================
  TOTAL EXPENSES                                                        685,107
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser            (2,501)
  Fees and Expenses Paid Indirectly                                        (336)
================================================================================
     NET EXPENSES                                                       682,270
================================================================================
NET INVESTMENT LOSS                                                    (412,263)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                                (421,644)
  Foreign Currency Transactions                                          34,532
================================================================================
     Total Net Realized Loss                                           (387,112)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              18,446,067
  Foreign Currency Transactions                                         (23,403)
================================================================================
     Total Change in Net Appreciation/Depreciation                   18,422,664
================================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                  18,035,552
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 17,623,289
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
DYNAMICS FUND
                                                        SIX MONTHS              YEAR
                                                             ENDED             ENDED
                                                           JUNE 30       DECEMBER 31
-------------------------------------------------------------------------------------
                                                              2003              2002
                                                         UNAUDITED

OPERATIONS
Net Investment Loss                                  $    (412,263)    $  (1,055,590)
Net Realized Loss                                         (387,112)      (67,390,250)
Change in Net Appreciation/Depreciation                 18,422,664        12,696,689
=====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                       17,623,289       (55,749,151)
=====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                          230,978,839       826,066,663
Amounts Paid for Repurchases of Shares                (229,708,381)     (828,898,174)
=====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                           1,270,458        (2,831,511)
=====================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                 18,893,747       (58,580,662)
NET ASSETS
Beginning of Period                                    116,134,970       174,715,632
=====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($416,327) and ($4,064),
   respectively)                                     $ 135,028,717     $ 116,134,970
=====================================================================================

          -----------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             25,704,624        81,041,237
Shares Repurchased                                     (25,656,893)      (81,373,631)
=====================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                      47,731          (332,394)
=====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund (the "Fund", presented herein), Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

    Cost of Investments for Tax Purposes                        $  125,752,355
                                                                ===============

    Gross Tax Unrealized Appreciation                           $   19,062,878
    Gross Tax Unrealized Depreciation                                7,951,595
                                                                ---------------
    Net Tax Appreciation on Investments                         $   11,111,283
                                                                ===============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $2,918,765.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2006 is $2,501.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $81,076,687 and $84,264,460, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $993, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $1,848.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        5/31/2003
-------------------------------------------------------------------------------------------------------------

INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                8,177,455    $  8,177,455    8,410,189    $  8,410,189    $         0        $  25,875

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2003, the Fund had on loan securities valued at $25,385 and the cash collateral of $25,875 has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed in the Statement of Investment Securities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received by the Fund, $1,657 was received from INVESCO Treasurer's Series Money Market Reserve Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, the Fund borrowed cash at a weighted average rate of 1.46% and interest expenses amounted to $2,402.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
DYNAMICS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                               ENDED
                                             JUNE 30                YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------
                                                2003      2002      2001      2000      1999      1998
                                           UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period      $  8.54     $ 12.54   $ 18.21   $ 18.90   $ 12.15   $ 10.34
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)              (0.03)      (0.00)    (0.00)    (0.00)     0.00     (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              1.39       (4.00)    (5.67)    (0.67)     6.75      1.98
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              1.36       (4.00)    (5.67)    (0.67)     6.75      1.98
=======================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)       0.00        0.00      0.00      0.00      0.00      0.02
Distributions from Capital Gains              0.00        0.00      0.00      0.02      0.00      0.15
=======================================================================================================
TOTAL DISTRIBUTIONS                           0.00        0.00      0.00      0.02      0.00      0.17
=======================================================================================================
Net Asset Value-- End of Period            $  9.90     $  8.54   $ 12.54   $ 18.21   $ 18.90   $ 12.15
=======================================================================================================

TOTAL RETURN(c)                             15.93%(d)  (31.90%)  (31.14%)   (3.55%)   55.60%    19.35%

RATIOS
Net Assets-- End of Period ($000 Omitted)  $135,029    $116,135  $174,716  $170,610  $ 29,667  $  308
Ratio of Expenses to Average
  Net Assets(e)(f)                           0.57%(d)    1.12%    1.08%      1.09%     1.26%     1.45%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(f)                 (0.34%)(d)   (0.75%)  (0.54%)    (0.24%)    0.04%    (0.64%)
Portfolio Turnover Rate                       69%(d)      110%      62%        58%       70%       55%

(a) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2002, 2001, 2000, 1999 and 1998.

(b) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2003 and the years ended December 31, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.57%, 1.09%, 2.25% and 14.76%, respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.24%), (0.95%) and (13.95%), respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S11   900480  7/03
I-VIDYN-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF- FINANCIAL SERVICES FUND, INC.






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                           VIF-FINANCIAL SERVICES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                              (1.70%)
--------------------------------------------------------------------------------
3 years                              2.14%
--------------------------------------------------------------------------------
Since inception (9/99)               4.50%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Diversified Banks...................33.88%
            Diversified Financial Services......18.56%
            Investment Adviser/Broker
               Dealer Services..................12.53%
            Multi-Line Insurance.................6.98%
            Property & Casualty Insurance........6.81%
            Consumer Finance.....................5.08%
            Insurance Brokers....................3.20%
            Reinsurance..........................2.81%
            Investment Companies.................2.70%
            Life & Health Insurance..............1.36%
            Real Estate Investment Trusts........1.36%
            Net Cash & Cash Equivalents..........4.73%

LINE GRAPH: VIF - FINANCIAL SERVICES FUND

This line graph compares the value of a $10,000 investment in VIF - Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the S&P Financials Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - FINANCIAL SERVICES FUND     S&P 500 INDEX(R)(2)    S&P FINANCIALS INDEX(R)(2)
9/99        $10,000                           $10,000                $10,000
6/00        $11,080                           $11,438                $10,810
6/01        $13,272                           $ 9,743                $13,327
6/02        $12,011                           $ 7,991                $11,919
6/03        $11,807                           $ 8,011                $11,946

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 FINANCIALS INDEX(R) IS AN UNMANAGED INDEX THAT REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX.(R) THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
JOSEPH W. SKORNICKA, CFA
Vice President, INVESCO Funds Group. BA, Michigan State University; MBA, University of Michigan. Joined INVESCO in 2001. Began investment career in 1994.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND
95.27  COMMON STOCKS
5.08   CONSUMER FINANCE
       Capital One Financial                                                        31,500       $     1,549,170
       Fannie Mae                                                                   44,900             3,028,056
       Freddie Mac                                                                  21,350             1,083,940
       Providian Financial(a)                                                       73,100               676,906
       SLM Corp                                                                     53,100             2,079,927
=================================================================================================================
                                                                                                       8,417,999
33.88  DIVERSIFIED BANKS
       Bank of America                                                             112,800             8,914,584
       Bank of New York                                                            146,875             4,222,656
       Bank One                                                                     98,100             3,647,358
       Charter One Financial                                                        24,800               773,264
       City National                                                                18,100               806,536
       Compass Bancshares                                                           32,600             1,138,718
       Fifth Third Bancorp                                                          40,825             2,340,906
       First Tennessee National                                                     36,200             1,589,542
       FleetBoston Financial                                                        50,800             1,509,268
       Investors Financial Services                                                 67,200             1,949,472
       M&T Bank                                                                     27,500             2,316,050
       Mellon Financial                                                             57,400             1,592,850
       New York Community Bancorp                                                   26,400               767,976
       Northern Trust                                                               47,400             1,980,846
       Synovus Financial                                                            71,800             1,543,700
       TCF Financial                                                                30,300             1,207,152
       UBS AG                                                                       51,800             2,869,720
       US Bancorp                                                                   33,900               830,550
       Wachovia Corp                                                               196,900             7,868,124
       Wells Fargo & Co                                                            163,950             8,263,080
=================================================================================================================
                                                                                                      56,132,352
18.56  DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                                        76,300             5,054,875
       American Express                                                            145,000             6,062,450
       CIT Group Inc                                                                32,500               801,125
       Citigroup Inc                                                               200,240             8,570,272
       Franklin Resources                                                           75,200             2,938,064
       Goldman Sachs Group                                                          10,200               854,250
       JP Morgan Chase & Co                                                        139,200             4,757,856
       Prudential Financial                                                         51,100             1,719,515
=================================================================================================================
                                                                                                      30,758,407
3.20   INSURANCE BROKERS
       Marsh & McLennan                                                            103,820             5,302,087
=================================================================================================================
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
12.53  INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                                                 18,000       $     1,303,560
       Eaton Vance                                                                  19,200               606,720
       Federated Investors Class B Shrs                                             37,200             1,020,024
       Legg Mason                                                                   43,200             2,805,840
       Lehman Brothers Holdings                                                     82,300             5,471,304
       Merrill Lynch & Co                                                          185,800             8,673,144
       Morgan Stanley                                                               20,700               884,925
=================================================================================================================
                                                                                                      20,765,517
2.70   INVESTMENT COMPANIES
       Financial Select Sector SPDR Fund(b)                                        182,100             4,470,555
=================================================================================================================
1.36   LIFE & HEALTH INSURANCE
       Principal Financial Group                                                    69,900             2,254,275
=================================================================================================================
6.98   MULTI-LINE INSURANCE
       American International Group                                                136,950             7,556,901
       Radian Group                                                                 79,500             2,913,675
       Willis Group Holdings Ltd                                                    35,900             1,103,925
=================================================================================================================
                                                                                                      11,574,501
6.81   PROPERTY & CASUALTY INSURANCE
       Allstate Corp                                                               154,600             5,511,490
       Safeco Corp                                                                  77,700             2,741,256
       St Paul                                                                      59,300             2,165,043
       Travelers Property Casualty Class A Shrs                                     54,200               861,780
=================================================================================================================
                                                                                                      11,279,569
1.36   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                                              61,600             2,248,400
=================================================================================================================
2.81   REINSURANCE
       Endurance Specialty Holdings Ltd                                             40,400             1,205,940
       PartnerRe Ltd                                                                17,500               894,425
       Platinum Underwriters Holdings Ltd                                           53,600             1,454,704
       RenaissanceRe Holdings Ltd                                                   24,200             1,101,584
=================================================================================================================
                                                                                                       4,656,653
       TOTAL COMMON STOCKS (COST $144,161,427)                                                        157,860,315
=================================================================================================================
3.15   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $5,215,156 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $5,460,425)
         (Cost $5,215,000)                                                  $    5,215,000             5,215,000
=================================================================================================================
98.42  TOTAL INVESTMENTS AT VALUE
         (COST $149,376,427)                                                                         163,075,315
=================================================================================================================
1.58   OTHER ASSETS LESS LIABILITIES                                                                   2,614,047
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                       $   165,689,362
=================================================================================================================

(a) Security is non-income producing.
(b) SPDR - Standard & Poor's Depositary Receipts.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

                                                                      FINANCIAL
                                                                       SERVICES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                  $     149,376,427
================================================================================
  At Value(a)                                                 $     163,075,315
Receivables:
  Investment Securities Sold                                            944,714
  Fund Shares Sold                                                    2,172,814
  Dividends and Interest                                                179,856
  Foreign Tax Reclaims                                                   16,212
Prepaid Expenses and Other Assets                                         1,888
================================================================================
TOTAL ASSETS                                                        166,390,799
================================================================================
LIABILITIES
Payables:
  Custodian                                                              18,181
  Investment Securities Purchased                                       649,846
  Fund Shares Repurchased                                                21,154
Accrued Expenses and Other Payables                                      12,257
================================================================================
TOTAL LIABILITIES                                                       701,438
================================================================================
NET ASSETS AT VALUE                                           $     165,689,361
================================================================================
NET ASSETS
Paid-in Capital(b)                                            $     185,178,606
Accumulated Undistributed Net Investment Income                       1,538,118
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency
  Transactions                                                      (34,726,815)
Net Appreciation of Investment Securities and
  Foreign Currency Transactions                                      13,699,452
================================================================================
NET ASSETS AT VALUE                                           $     165,689,361
================================================================================
Shares Outstanding                                                   14,196,869
NET ASSET VALUE, Offering and Redemption Price per Share      $           11.67
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $5,215,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                                      FINANCIAL
                                                                       SERVICES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                     $       1,341,441
Dividends from Affiliated Investment Companies                            1,339
Interest                                                                 32,614
  Foreign Taxes Withheld                                                (10,276)
================================================================================
  TOTAL INCOME                                                        1,365,118
================================================================================
EXPENSES
Investment Advisory Fees                                                538,224
Administrative Services Fees                                            195,172
Custodian Fees and Expenses                                              16,353
Directors' Fees and Expenses                                              9,221
Professional Fees and Expenses                                           12,736
Registration Fees and Expenses                                               33
Reports to Shareholders                                                  10,732
Transfer Agent Fees                                                       2,500
Other Expenses                                                            4,767
================================================================================
  TOTAL EXPENSES                                                        789,738
  Fees and Expenses Paid Indirectly                                        (233)
================================================================================
     NET EXPENSES                                                       789,505
================================================================================
NET INVESTMENT INCOME                                                   575,613
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain on:
  Investment Securities                                                 249,811
  Foreign Currency Transactions                                          20,342
================================================================================
     Total Net Realized Gain                                            270,153
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              14,575,736
  Foreign Currency Transactions                                         (15,363)
================================================================================
     Total Change in Net Appreciation/Depreciation                   14,560,373
================================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                  14,830,526
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $      15,406,139
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL SERVICES FUND

                                                              SIX MONTHS                      YEAR
                                                                   ENDED                     ENDED
                                                                 JUNE 30               DECEMBER 31
---------------------------------------------------------------------------------------------------
                                                                    2003                      2002
                                                               UNAUDITED

OPERATIONS
Net Investment Income                                      $     575,613             $     963,543
Net Realized Gain (Loss)                                         270,153               (16,310,581)
Change in Net Appreciation/Depreciation                       14,560,373               (13,673,071)
====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         15,406,139               (29,020,109)
====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                  0                  (933,303)
====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                 63,921,670               184,877,018
Reinvestment of Distributions                                          0                   933,303
====================================================================================================
                                                              63,921,670               185,810,321
Amounts Paid for Repurchases of Shares                       (56,041,193)             (196,538,499)
====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                 7,880,477               (10,728,178)
====================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                       23,286,616               (40,681,590)
NET ASSETS
Beginning of Period                                          142,402,745               183,084,335
====================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $1,538,118 and $962,505,
  respectively)                                            $ 165,689,361             $ 142,402,745
====================================================================================================

        ----------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                    5,862,326                16,017,368
Shares Issued from Reinvestment of Distributions                       0                    88,842
====================================================================================================
                                                               5,862,326                16,106,210
Shares Repurchased                                            (5,222,306)              (17,294,874)
====================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                           640,020                (1,188,664)
====================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund (the "Fund", presented herein), Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $933,303 of ordinary income distributions declared for the year ended December 31, 2002.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                            $152,875,751
                                                                   ============

   Gross Tax Unrealized Appreciation                               $ 15,663,806
   Gross Tax Unrealized Depreciation                                  5,464,242
                                                                   ------------
   Net Tax Appreciation on Investments                             $ 10,199,564
                                                                   ============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $1,944,525.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $55,727,265 and $48,712,584, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $1,206, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $2,208.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                3,000,285     $ 3,000,285    3,000,285     $ 3,000,285     $      0               --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS                                          PERIOD
                                               ENDED                                           ENDED
                                             JUNE 30       YEAR ENDED DECEMBER 31        DECEMBER 31
-------------------------------------------------------------------------------------------------------
                                           UNAUDITED
                                                2003      2002       2001      2000           1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period       $ 10.50   $ 12.42    $ 13.84   $ 11.10        $ 10.00
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.04      0.08       0.06      0.03           0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                1.13     (1.93)     (1.43)     2.72           1.09
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                1.17     (1.85)     (1.37)     2.75           1.10
=======================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)         0.00      0.07       0.04      0.00           0.00
Distributions from Capital Gains                0.00      0.00       0.01      0.01           0.00
=======================================================================================================
TOTAL DISTRIBUTIONS                             0.00      0.07       0.05      0.01           0.00
=======================================================================================================
Net Asset Value -- End of Period             $ 11.67   $ 10.50    $ 12.42   $ 13.84        $ 11.10
=======================================================================================================

TOTAL RETURN(c)                              11.14%(d)  (14.90%)   (9.88%)   24.80%      11.00%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $165,689  $142,403   $183,084  $220,316       $9,179
Ratio of Expenses to Average Net
  Assets(e)(f)                                0.55%(d)    1.09%      1.07%     1.09%        1.39%(g)
Ratio of Net Investment Income to
  Average Net Assets(f)                       0.40%(d)    0.57%      0.46%     0.66%        0.67%(g)
Portfolio Turnover Rate                         35%(d)      72%       132%      114%          37%(d)

(a)  From September 21, 1999,  commencement  of investment  operations,  through December 31, 1999.

(b)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and inclusion  of these  charges  would reduce the total return figures for the periods shown.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various expenses of the Fund were voluntarily  absorbed by IFG for the year ended  December 31,
     2000 and the period ended  December 31, 1999.  If such expenses had not been  voluntarily absorbed,  ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been
     0.66% and (0.42%) (annualized), respectively.

(g)  Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S757   900485  7/03
I-VIFSE-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF - GROWTH FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003[INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                                 VIF-GROWTH FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                              (3.95%)
--------------------------------------------------------------------------------
5 years                            (14.72%)
--------------------------------------------------------------------------------
Since inception (8/97)              (9.21%)
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Pharmaceuticals.....................13.07%
            Diversified Financial Services.......8.40%
            Systems Software.....................7.08%
            Semiconductors.......................5.95%
            Application Software.................5.85%
            Biotechnology........................4.36%
            Diversified Banks....................4.16%
            Investment Companies.................3.15%
            Health Care Equipment................3.08%
            Conductor Equipment..................2.71%
            Other Industries....................35.41%
            Net Cash & Cash Equivalents..........6.78%

LINE GRAPH:   VIF - GROWTH FUND

This line graph compares the value of a $10,000 investment in VIF - Growth Fund to the value of a $10,000 investment in the Russell 1000 Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - GROWTH FUND             RUSSELL 1000 GROWTH INDEX(2)

8/97        $10,000                       $10,000
6/98        $12,600                       $12,822
6/99        $16,037                       $16,317
6/00        $21,428                       $20,504
6/01        $10,302                       $13,088
6/02        $ 5,916                       $ 9,621
6/03        $ 5,682                       $ 9,904

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
PETER M. LOVELL
Vice President, INVESCO Funds Group. BA, Colorado State University; MBA, Regis University. Joined INVESCO in 1994. Began investment career in 1992.

FRITZ MEYER
Vice President, INVESCO Funds Group. BA, Dartmouth College; MBA, Amos Tuck School at Dartmouth College. Joined INVESCO in 1996. Began investment career in 1976.

TIMOTHY J. MILLER, CFA
Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri in St. Louis. Joined INVESCO in 1992. Began investment career in 1979.

MEET THE NEW MANAGEMENT TEAM EFFECTIVE 7/1/03
GEOFFREY V. KEELING, CFA
Vice President, AIM Capital Management, Inc. BBA, The University of Texas at Austin. Joined AIM in 1995.

ROBERT L. SHOSS, CFA
Vice President, AIM Capital Management, Inc. BA, The University of Texas at Austin; MBA and JD, University of Houston. Joined AIM in 1995.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
GROWTH FUND
93.22  COMMON STOCKS
2.06   AEROSPACE & DEFENSE
       United Technologies                                                            1,600       $      113,328
=================================================================================================================
0.97   ALUMINUM
       Alcoa Inc                                                                      2,100               53,550
=================================================================================================================
5.85   APPLICATION SOFTWARE
       BEA Systems(a)                                                                 6,130               66,572
       Mercury Interactive(a)                                                         1,900               73,359
       SAP AG Sponsored ADR Representing 1/4 Ord Shr                                  1,700               49,674
       Software HOLDRs Trust(b)                                                       4,200              132,636
=================================================================================================================
                                                                                                         322,241
4.36   BIOTECHNOLOGY
       Amgen Inc(a)                                                                   1,300               86,372
       Biotech HOLDRs Trust(b)                                                          800               98,600
       Gilead Sciences(a)                                                             1,000               55,580
=================================================================================================================
                                                                                                         240,552
1.48   BREWERS
       Anheuser-Busch Cos                                                             1,600               81,680
=================================================================================================================
1.23   CABLE & SATELLITE OPERATORS
       EchoStar Communications Class A Shrs(a)                                        1,965               68,028
=================================================================================================================
2.18   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                                                    6,200               64,914
       Network Appliance(a)                                                           3,400               55,114
=================================================================================================================
                                                                                                         120,028
2.65   DATA PROCESSING SERVICES
       First Data                                                                     1,200               49,728
       Fiserv Inc(a)                                                                  2,700               96,147
=================================================================================================================
                                                                                                         145,875
4.16   DIVERSIFIED BANKS
       Bank of America                                                                1,500              118,545
       Wells Fargo & Co                                                               2,200              110,880
=================================================================================================================
                                                                                                         229,425
8.40   DIVERSIFIED FINANCIAL SERVICES
       American Express                                                               1,500               62,715
       Citigroup Inc                                                                  5,228              223,758
       Goldman Sachs Group                                                              560               46,900
       JP Morgan Chase & Co                                                           3,800              129,884
=================================================================================================================
                                                                                                         463,257
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.79   GENERAL MERCHANDISE STORES
       Target Corp                                                                    2,600       $       98,384
=================================================================================================================
3.08   HEALTH CARE EQUIPMENT
       Biomet Inc                                                                     2,000               57,320
       Boston Scientific(a)                                                             900               54,990
       Medtronic Inc                                                                  1,200               57,564
=================================================================================================================
                                                                                                         169,874
2.43   HYPERMARKETS & SUPER CENTERS
       Wal-Mart Stores                                                                2,500              134,175
=================================================================================================================
2.21   INDUSTRIAL CONGLOMERATES
       General Electric                                                               4,255              122,033
=================================================================================================================
2.07   INDUSTRIAL MACHINERY
       Danaher Corp                                                                     900               61,245
       Illinois Tool Works                                                              800               52,680
=================================================================================================================
                                                                                                         113,925
0.52   INTEGRATED OIL & GAS
       Exxon Mobil                                                                      800               28,728
=================================================================================================================
1.27   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Merrill Lynch & Co                                                             1,500               70,020
=================================================================================================================
3.15   INVESTMENT COMPANIES
       DIAMONDS Trust Series 1 Shrs(c)                                                  700               62,937
       Nasdaq-100 Trust Series 1 Shrs(a)                                              3,700              110,815
=================================================================================================================
                                                                                                         173,752
1.00   IT CONSULTING & OTHER SERVICES
       Affiliated Computer Services Class A Shrs(a)                                   1,200               54,876
=================================================================================================================
2.55   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                             5,200               83,668
       Viacom Inc Class B Shrs(a)                                                     1,300               56,758
=================================================================================================================
                                                                                                         140,426
1.30   MULTI-LINE INSURANCE
       American International Group                                                   1,300               71,734
=================================================================================================================
2.50   NETWORKING EQUIPMENT
       Cisco Systems(a)                                                               8,250              137,693
=================================================================================================================
1.06   OIL & GAS EQUIPMENT & SERVICES
       Weatherford International Ltd(a)                                               1,400               58,660
=================================================================================================================
1.35   OIL & GAS EXPLORATION & PRODUCTION
       Apache Corp                                                                    1,140               74,169
=================================================================================================================
1.17   PAPER PRODUCTS
       International Paper                                                            1,800               64,314
=================================================================================================================
0.79   PERSONAL PRODUCTS
       Avon Products                                                                    700               43,540
=================================================================================================================
13.07  PHARMACEUTICALS
       Abbott Laboratories                                                            2,400              105,024
       Johnson & Johnson                                                              2,700              139,590
       Merck & Co                                                                     1,600               96,880
       Pfizer Inc                                                                     6,635              226,585
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Teva Pharmaceutical Industries Ltd Sponsored ADR Representing
         Ord Shrs                                                                     1,000       $       56,930
       Wyeth                                                                          2,100               95,655
=================================================================================================================
                                                                                                         720,664
0.63   RAILROADS
       Norfolk Southern                                                               1,800               34,560
=================================================================================================================
1.02   RESTAURANTS
       Starbucks Corp(a)                                                              2,300               56,396
=================================================================================================================
2.71   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                                           6,190               98,174
       Novellus Systems(a)                                                            1,400               51,269
=================================================================================================================
                                                                                                         149,443
5.95   SEMICONDUCTORS
       Intel Corp                                                                     7,800              162,115
       Semiconductor HOLDRs Trust(b)(d)                                               3,100               87,823
       Texas Instruments                                                              4,430               77,968
=================================================================================================================
                                                                                                         327,906
1.18   SOFT DRINKS
       Coca-Cola Co                                                                   1,400               64,974
=================================================================================================================
7.08   SYSTEMS SOFTWARE
       Microsoft Corp                                                                 7,880              201,807
       Oracle Corp(a)                                                                 5,885               70,738
       Symantec Corp(a)                                                                 400               17,544
       VERITAS Software(a)                                                            3,500              100,345
=================================================================================================================
                                                                                                         390,434
       TOTAL COMMON STOCKS (COST $4,640,805)                                                           5,138,644
=================================================================================================================
8.22   SHORT-TERM INVESTMENTS
1.63   Investment Companies
       INVESCO Treasurer's Series Money Market Reserve Fund(e)(f), 1.047%,
         (Cost $89,900)                                                               89,900              89,900
=================================================================================================================
6.59   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due 7/1/2003 at
         1.080%, repurchased at $363,011 (Collateralized by Federal Home Loan
         Bank, Consolidated Bonds, Quarterly Floating Rate due 12/29/2003 at
         0.935%, value $380,030) (Cost $363,000)                                  $  363,000             363,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (COST $452,900)                                                      452,900
=================================================================================================================
101.44 TOTAL INVESTMENTS AT VALUE
        (COST $5,093,705)                                                                              5,591,544
=================================================================================================================
(1.44) OTHER ASSETS LESS LIABILITIES                                                                     (79,449)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                        $    5,512,095
=================================================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts.

(c) DIAMONDS Trust Series 1 is a unit investment trust that issues securities called "DIAMONDS". DIAMONDS represent an undivided ownership interest in a portfolio of all the common stocks of the Dow Jones Industrial Average.

(d) Loaned security, a portion or all of the security is on loan at June 30, 2003.

(e) The security is purchased with the cash collateral received from securities on loan (Note 5).

(f)  Security is an affiliated company (Note 4).

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                                  $    5,093,705
================================================================================
  At Value(a)(b)                                                 $    5,591,544
Cash                                                                      6,739
Receivables:
  Fund Shares Sold                                                        5,285
  Dividends and Interest                                                  2,372
Prepaid Expenses and Other Assets                                         1,261
================================================================================
TOTAL ASSETS                                                          5,607,201
================================================================================
LIABILITIES
Payables:
  Fund Shares Repurchased                                                   126
  Securities Loaned                                                      89,900
Accrued Expenses and Other Payables                                       5,080
================================================================================
TOTAL LIABILITIES                                                        95,106
================================================================================
NET ASSETS AT VALUE                                              $    5,512,095
================================================================================
NET ASSETS
Paid-in Capital(c)                                               $   10,999,055
Accumulated Undistributed Net Investment Loss                            (8,732)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                              (5,976,067)
Net Appreciation of Investment Securities                               497,839
================================================================================
NET ASSETS AT VALUE                                              $    5,512,095
================================================================================
Shares Outstanding                                                    1,030,225
NET ASSET VALUE, Offering and Redemption Price per Share         $         5.35
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $363,000.

(b) Investment securities at cost and value at June 30, 2003 includes $87,513 of securities loaned (Note 5).

(c) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $       26,350
Interest                                                                    805
Securities Loaned Income                                                     42
================================================================================
  TOTAL INCOME                                                           27,197
================================================================================
EXPENSES
Investment Advisory Fees                                                 20,277
Administrative Services Fees                                             11,322
Custodian Fees and Expenses                                               4,518
Directors' Fees and Expenses                                              4,411
Professional Fees and Expenses                                            8,577
Registration Fees and Expenses                                              147
Reports to Shareholders                                                   2,694
Transfer Agent Fees                                                       2,500
Other Expenses                                                              426
================================================================================
  TOTAL EXPENSES                                                         54,872
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (18,861)
  Fees and Expenses Paid Indirectly                                        (228)
================================================================================
     NET EXPENSES                                                        35,783
================================================================================
NET INVESTMENT LOSS                                                      (8,586)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                             (101,066)
Change in Net Appreciation/Depreciation of Investment Securities        718,297
================================================================================
NET GAIN ON INVESTMENT SECURITIES                                       617,231
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $      608,645
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
GROWTH FUND

                                                     SIX MONTHS            YEAR
                                                          ENDED           ENDED
                                                        JUNE 30     DECEMBER 31
--------------------------------------------------------------------------------
                                                           2003            2002
                                                      UNAUDITED
OPERATIONS
Net Investment Loss                                 $    (8,586)   $    (31,281)
Net Realized Loss                                      (101,066)     (2,206,395)
Change in Net Appreciation/Depreciation                 718,297         (54,887)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   608,645      (2,292,563)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         1,206,532       3,139,439
Amounts Paid for Repurchases of Shares                 (861,087)     (1,298,905)
================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                          345,445       1,840,534
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                 954,090        (452,029)
NET ASSETS
Beginning of Period                                   4,558,005       5,010,034
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($8,732) and ($146),
  respectively)                                     $ 5,512,095    $  4,558,005
================================================================================

          -----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                             241,814         519,171
Shares Repurchased                                     (177,780)       (200,792)
================================================================================
NET INCREASE IN FUND SHARES                              64,034         318,379
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund (the "Fund", presented herein), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                            $  5,416,858
                                                                   ============

   Gross Tax Unrealized Appreciation                               $    394,551
   Gross Tax Unrealized Depreciation                                    219,865
                                                                   ------------
   Net Tax Appreciation on Investments                             $    174,686
                                                                   ============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $128,937.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.85% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the years ended December 31, 2005 and 2006, are $24,625 and $18,800, respectively.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $2,674,865 and $2,600,606, respectively. There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $33, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $65.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                  578,200       $ 578,200         488,300    $ 488,300       $      0       $   89,900

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2003 the Fund has on loan securities valued at $87,513 and cash collateral of $89,900 has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed in the Statement of Investment Securities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received, $42 was received from investments in INVESCO Treasurer's Series Money Market Reserve Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
GROWTH FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        SIX MONTHS
                                             ENDED
                                           JUNE 30                           YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                             2003         2002         2001         2000         1999         1998
                                         UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $   4.72     $   7.73    $   13.87    $   18.45    $   14.49    $   10.69
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Loss(b)                      (0.01)       (0.00)       (0.00)       (0.11)       (0.00)       (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             0.64        (3.01)       (6.14)       (4.16)        4.21         4.14
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             0.63        (3.01)       (6.14)       (4.27)        4.21         4.14
====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.00         0.00         0.00         0.00         0.00         0.04
Distributions from Capital Gains             0.00         0.00         0.00         0.31         0.25         0.30
====================================================================================================================
TOTAL DISTRIBUTIONS                          0.00         0.00         0.00         0.31         0.25         0.34
====================================================================================================================
Net Asset Value -- End of Period         $   5.35     $   4.72    $    7.73    $   13.87    $   18.45    $   14.49
====================================================================================================================

TOTAL RETURN(c)                            13.35%(d)   (38.94%)     (44.27%)     (23.24%)      29.17%       38.99%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                         $  5,512     $  4,558    $  5,010     $  3,741     $   1,032    $    371
Ratio of Expenses to Average Net
  Assets(e)(f)                              0.75%(d)     1.51%       1.52%        1.85%         1.87%       1.57%
Ratio of Net Investment Loss to
  Average Net Assets(f)                    (0.18%)(d)   (0.70%)     (0.96%)      (0.58%)       (0.38%)     (0.07%)
Portfolio Turnover Rate                       56%(d)      153%        120%         148%          114%         78%

(a)  The per share information was computed based on average shares for the year ended December 31, 2000.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December
     31, 2002, 2001, 1999 and 1998.

(c)  Total Return does not reflect expenses that apply to the related  insurance policies,  and inclusion  of these  charges  would reduce the total return figures for the periods shown.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f)  Various expenses of the Fund were  voluntarily  absorbed by IFG for the six months ended June 30,
     2003 and the years ended  December  31,  2002,  2001, 2000, 1999 and 1998. If such expenses had not been  voluntarily  absorbed, ratio of  expenses  to average  net assets  would have been
     1.14%,  2.37%, 2.32%, 2.88%, 8.99% and 12.04%,  respectively,  and ratio of net investment loss to average  net  assets  would have been  (0.57%), (1.56%), (1.76%), (1.61%), (7.50%)
     and (10.54%), respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S16   900487  7/03
I-VIGRO-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF - HEALTH SCIENCES FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003[INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                              2.97%
--------------------------------------------------------------------------------
5 years                             3.94%
--------------------------------------------------------------------------------
Since inception (5/97)              8.58%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Pharmaceuticals.....................52.89%
            Managed Health Care.................14.08%
            Biotechnology.......................13.47%
            Health Care Equipment................8.74%
            Health Care Supplies.................2.61%
            Health Care Distributors.............2.61%
            Household Products...................1.72%
            Health Care Facilities...............0.72%
            Net Cash & Cash Equivalents..........3.16%

LINE GRAPH: VIF - HEALTH SCIENCES FUND

This line graph compares the value of a $10,000 investment in VIF - Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - HEALTH SCIENCES FUND          S&P 500 INDEX(R)(2)

5/97        $10,000                             $10,000
6/98        $13,630                             $13,596
6/99        $15,111                             $16,689
6/00        $19,666                             $17,899
6/01        $18,964                             $15,247
6/02        $16,061                             $12,505
6/03        $16,538                             $12,537

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
THOMAS R. WALD, CFA
Vice President, INVESCO Funds Group. BA, Tulane University; MBA, University of Pennsylvania. Joined INVESCO in 1997. Began investment career in 1988.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
96.84  COMMON STOCKS
13.47  BIOTECHNOLOGY
       Amgen Inc(a)                                                                160,400        $   10,656,976
       Biotech HOLDRs Trust(b)                                                      64,400             7,937,300
       Chiron Corp(a)                                                               57,300             2,505,156
       Genentech Inc(a)                                                             81,300             5,863,356
       Genzyme Corp-General Division(a)                                            106,900             4,468,420
       Gilead Sciences(a)                                                           84,460             4,694,287
       MedImmune Inc(a)                                                             75,500             2,745,935
=================================================================================================================
                                                                                                      38,871,430
2.61   HEALTH CARE DISTRIBUTORS
       AdvancePCS Class A Shrs(a)                                                  101,000             3,861,230
       Express Scripts(a)                                                           53,700             3,668,784
=================================================================================================================
                                                                                                       7,530,014
8.74   HEALTH CARE EQUIPMENT
       Biomet Inc                                                                   88,000             2,522,080
       Boston Scientific(a)                                                         81,700             4,991,870
       C.R. Bard                                                                    71,000             5,063,010
       Medtronic Inc                                                                52,100             2,499,237
       Varian Medical Systems(a)                                                   110,660             6,370,696
       Zimmer Holdings(a)                                                           83,440             3,758,972
=================================================================================================================
                                                                                                      25,205,865
0.72   HEALTH CARE FACILITIES
       Health Management Associates Class A Shrs                                   111,900             2,064,555
=================================================================================================================
2.61   HEALTH CARE SUPPLIES
       Alcon Inc                                                                   148,100             6,768,170
       Smith & Nephew PLC                                                          135,000               775,797
=================================================================================================================
                                                                                                       7,543,967
1.72   HOUSEHOLD PRODUCTS
       Procter & Gamble                                                             55,500             4,949,490
=================================================================================================================
14.08  MANAGED HEALTH CARE
       Aetna Inc                                                                   133,800             8,054,760
       Anthem Inc(a)                                                               108,300             8,355,345
       Caremark Rx(a)                                                              132,400             3,400,032
       Coventry Health Care(a)                                                      27,800             1,283,248
       Health Net(a)                                                                51,600             1,700,220
       Mid Atlantic Medical Services(a)                                             51,500             2,693,450
       UnitedHealth Group                                                          160,000             8,040,000
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       WellPoint Health Networks(a)                                                 84,100        $    7,089,630
=================================================================================================================
                                                                                                      40,616,685
52.89  PHARMACEUTICALS
       Abbott Laboratories                                                         269,380            11,788,069
       Allergan Inc                                                                 64,400             4,965,240
       AstraZeneca PLC Sponsored ADR Representing Ord Shrs                         165,300             6,739,281
       Barr Laboratories(a)                                                         60,600             3,969,300
       Bristol-Myers Squibb                                                        428,200            11,625,630
       Eli Lilly & Co                                                              179,500            12,380,115
       Forest Laboratories(a)                                                      198,960            10,893,060
       GlaxoSmithKline PLC Sponsored ADR Representing 2 Ord Shrs                   214,800             8,707,992
       Johnson & Johnson                                                           178,183             9,212,061
       Merck & Co                                                                  195,400            11,831,470
       Novartis AG Sponsored ADR Representing Ord Shrs                             199,300             7,934,133
       Pfizer Inc                                                                  345,402            11,795,478
       Pharmaceutical HOLDRs Trust(b)(c)                                           158,400            12,814,560
       Pharmaceutical Resources(a)                                                  86,600             4,213,956
       Teva Pharmaceutical Industries Ltd Sponsored ADR Representing Ord Shrs      214,460            12,209,208
       Wyeth                                                                       252,100            11,483,155
=================================================================================================================
                                                                                                     152,562,708
       TOTAL COMMON STOCKS (COST $235,737,675)                                                       279,344,714
=================================================================================================================
5.53   SHORT-TERM INVESTMENTS
2.89   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve Fund(d)(e), 1.047%
        (Cost $8,325,000)                                                        8,325,000             8,325,000
=================================================================================================================
2.64   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due 7/1/2003 at
         1.080%, repurchased at $7,612,228 (Collateralized by Federal Home Loan
         Bank, Consolidated Bonds, Quarterly Floating Rate due 12/29/2003 at
         0.935%, value $7,965,621) (Cost $7,612,000)                          $  7,612,000             7,612,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS
        (COST $15,937,000)                                                                            15,937,000
=================================================================================================================
102.37 TOTAL INVESTMENTS AT VALUE
        (COST $251,674,675)                                                                          295,281,714
=================================================================================================================
(2.37) OTHER ASSETS LESS LIABILITIES                                                                  (6,824,969)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                        $  288,456,745
=================================================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts.

(c) Loaned Security, a portion or all of the security is on loan at June 30, 2003.

(d) The security is purchased with the cash collateral received from securities on loan (Note 5).

(e)  Security is an affiliated company (Note 4).

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

                                                                         HEALTH
                                                                       SCIENCES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                                $    251,674,675
================================================================================
  At Value(a)(b)                                               $    295,281,714
Receivables:
  Fund Shares Sold                                                    1,617,000
  Dividends and Interest                                                133,913
  Foreign Tax Reclaims                                                   18,820
Prepaid Expenses and Other Assets                                         3,095
================================================================================
TOTAL ASSETS                                                        297,054,542
================================================================================
LIABILITIES
Payables:
  Custodian                                                              88,279
  Fund Shares Repurchased                                               172,448
  Securities Loaned                                                   8,325,000
Accrued Expenses and Other Payables                                      12,070
================================================================================
TOTAL LIABILITIES                                                     8,597,797
================================================================================
NET ASSETS AT VALUE                                            $    288,456,745
================================================================================
NET ASSETS
Paid-in Capital(c)                                             $    358,127,680
Accumulated Undistributed Net Investment Loss                           (59,127)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions          (113,220,027)
Net Appreciation of Investment Securities and Foreign
  Currency Transactions                                              43,608,219
================================================================================
NET ASSETS AT VALUE                                            $    288,456,745
================================================================================
Shares Outstanding                                                   18,079,817
NET ASSET VALUE, Offering and Redemption Price per Share       $          15.95
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $7,612,000.

(b) Investment securities at cost and value at June 30, 2003 includes $8,090,000 of securities loaned (Note 5).

(c) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                                         HEALTH
                                                                       SCIENCES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $      1,224,628
Interest                                                                 31,549
Securities Loaned Income                                                  4,382
  Foreign Taxes Withheld                                                (43,817)
================================================================================
  TOTAL INCOME                                                        1,216,742
================================================================================
EXPENSES
Investment Advisory Fees                                                882,715
Administrative Services Fees                                            316,893
Custodian Fees and Expenses                                              20,163
Directors' Fees and Expenses                                             12,624
Interest Expenses                                                           235
Professional Fees and Expenses                                           16,485
Registration Fees and Expenses                                              350
Reports to Shareholders                                                   6,935
Transfer Agent Fees                                                       2,500
Other Expenses                                                            7,654
================================================================================
  TOTAL EXPENSES                                                      1,266,554
  Fees and Expenses Paid Indirectly                                        (230)
================================================================================
     NET EXPENSES                                                     1,266,324
================================================================================
NET INVESTMENT LOSS                                                     (49,582)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain on:
  Investment Securities                                               6,257,215
  Foreign Currency Transactions                                         293,483
================================================================================
     Total Net Realized Gain                                          6,550,698
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              29,027,172
  Foreign Currency Transactions                                        (180,096)
================================================================================
     Total Change in Net Appreciation/Depreciation                   28,847,076
================================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                  35,397,774
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     35,348,192
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HEALTH SCIENCES FUND

                                                               SIX MONTHS                      YEAR
                                                                    ENDED                     ENDED
                                                                  JUNE 30               DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                                                     2003                      2002
                                                                UNAUDITED
OPERATIONS
Net Investment Loss                                        $      (49,582)        $      (1,241,573)
Net Realized Gain (Loss)                                        6,550,698               (63,585,550)
Change in Net Appreciation/Depreciation                        28,847,076               (19,157,291)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          35,348,192               (83,984,414)
=====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                  90,069,640               251,863,261
Amounts Paid for Repurchases of Shares                        (69,641,717)             (278,502,050)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                 20,427,923               (26,638,789)
=====================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                        55,776,115              (110,623,203)
NET ASSETS
Beginning of Period                                           232,680,630               343,303,833
=====================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($59,127) and ($9,545),
  respectively)                                            $  288,456,745         $     232,680,630
=====================================================================================================

                 ------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                     6,137,038                15,864,086
Shares Repurchased                                             (4,976,337)              (17,805,792)
=====================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                          1,160,701                (1,941,706)
=====================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund (the "Fund", presented herein), High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                        $    255,559,805
                                                               ================

   Gross Tax Unrealized Appreciation                           $     40,786,406
   Gross Tax Unrealized Depreciation                                  1,064,497
                                                               ----------------
   Net Tax Appreciation on Investments                         $     39,721,909
                                                               ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October capital losses at December 31, 2002, were $7,261,570.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $152,315,960 and $131,779,189, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $2,098, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $4,227.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               89,046,275   $  89,046,275   80,721,275   $  80,721,275       $      0     $  8,325,000

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2003, the Fund has on loan securities valued at $8,090,000 and cash collateral of $8,325,000 has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed in the Statement of Investment Securities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received for the Fund, $4,832 was received from investments in INVESCO Treasurer's Series Money Market Reserve Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, the Fund borrowed cash at a weighted average rate of 1.51% and interest expenses amounted to $235.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              SIX MONTHS
                                                   ENDED
                                                 JUNE 30                            YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                    2003         2002         2001         2000         1999         1998
                                               UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period          $  13.75     $  18.20     $  20.89     $  16.02     $  15.29     $  11.04
==========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Income (Loss)(b)                    (0.00)       (0.00)       (0.01)        0.05         0.02         0.05
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    2.20        (4.45)       (2.62)        4.84         0.72         4.66
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    2.20        (4.45)       (2.63)        4.89         0.74         4.71
==========================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)             0.00         0.00         0.06         0.00         0.01         0.03
Distributions from Capital Gains                    0.00         0.00         0.00         0.02         0.00         0.43
==========================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00         0.00         0.06         0.02         0.01         0.46
==========================================================================================================================
Net Asset Value -- End of Period                $  15.95     $  13.75     $  18.20     $  20.89     $  16.02     $  15.29
==========================================================================================================================

TOTAL RETURN(d)                                   16.00%(e)   (24.45%)     (12.59%)      30.54%        4.86%       42.85%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                                $288,457     $232,681     $343,304     $353,398      $11,652     $2,378
Ratio of Expenses to Average Net Assets(f)(g)    0.53%(e)      1.07%        1.06%        1.07%         1.48%      1.27%
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                         (0.02%)(e)    (0.43%)      (0.38%)       0.68%         0.36%      0.35%
Portfolio Turnover Rate                            56%(e)       130%          88%         145%          173%       107%

(a)  The per share information was computed based on average shares for the year ended December 31, 1998.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the six months ended June 30,
     2003 and the year ended December 31, 2002.

(c)  Dividends from Net Investment  Income  aggregated  less than $0.01 on a per share basis for the year ended December 31, 2000.

(d)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(f)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(g)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended  December 31, 2000,
     1999 and 1998.  If such  expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been  1.07%,  2.85% and 4.20%,  respectively,  and ratio of net  investment income  (loss) to average  net assets  would have been  0.68%,  (1.01%) and (2.58%), respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S11   900480  7/03
I-VIHSC-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-HIGH YIELD FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offeredconsolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                               VIF-HIGH YIELD FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                    22.47%
--------------------------------------------------------------------------------
5 years                                   (2.51%)
--------------------------------------------------------------------------------
Since inception (5/94)                     4.84%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO ASSET
            ALLOCATION BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Corporate Bonds-Domestic............83.37%
            Corporate Bonds-Foreign..............2.88%
            Common and Preferred
               Stocks, Rights & Warrants.........4.41%
            Other Securities.....................0.51%
            Net Cash & Cash Equivalents..........8.83%

LINE GRAPH: VIF - HIGH YIELD FUND

This line graph compares the value of a $10,000 investment in VIF - High Yield Fund to the value of a $10,000 investment in the Merrill Lynch High Yield Master Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - HIGH YIELD FUND         MERRILL LYNCH HIGH YIELD MASTER INDEX(2)
5/94        $10,000                       $10,000
6/95        $11,065                       $11,531
6/96        $12,550                       $12,611
6/97        $15,096                       $14,414
6/98        $17,447                       $16,058
6/99        $17,750                       $16,208
6/00        $18,016                       $15,986
6/01        $15,176                       $16,322
6/02        $12,547                       $15,819
6/03        $15,367                       $19,159

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECT IN ANY MARKET INDEX.

THE FUND INVESTS PRIMARILY IN HIGH YIELD BONDS, SOME OF WHICH MAY BE RATED BELOW INVESTMENT GRADE. THESE HIGH YIELD BONDS MAY BE MORE SUSCEPTIBLE THAN HIGHER-GRADE BONDS TO REAL OR PERCEIVED ADVERSE ECONOMIC OR INDUSTRY CONDITIONS. THE SECONDARY MARKET, ON WHICH HIGH YIELD BONDS ARE TRADED, MAY ALSO BE LESS LIQUID THAN THE MARKET FOR HIGHER-GRADE BONDS.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
ROBERT J. HICKEY
Vice President, INVESCO Funds Group. BA, University of Wisconsin; MBA, Kellogg Graduate School of Management at Northwestern University. Joined INVESCO in 2001. Began investment career in 1988.

MEET THE NEW MANAGEMENT TEAM
EFFECTIVE 7/1/03

PETER EHRET, CFA
Vice President, AIM Capital Management, Inc. BS, University of Minnesota; MS University of Wisconsin-Madison. Joined AIM in 2001.

CAROLYN L. GIBBS, CFA
Senior Portfolio Manager, AIM Capital Management, Inc. BA, Texas Christian University; MBA, the Wharton School at the University of Pennsylvania. Began investment career in 1983.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                             SHARES, UNITS
                                                                              OR PRINCIPAL             PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
85.30  FIXED INCOME SECURITIES -- CORPORATE BONDS
0.67   AEROSPACE & DEFENSE
       L-3 Communications, Sr Sub Notes, 7.625%, 6/15/2012                   $     225,000          $    247,500
       Sequa Corp, Sr Notes(a), 8.875%, 4/1/2008                             $     200,000               209,000
=================================================================================================================
                                                                                                         456,500
0.48   AGRICULTURAL PRODUCTS
       Central Garden & Pet, Sr Sub Notes, 9.125%, 2/1/2013                  $     310,000               330,150
=================================================================================================================
0.38   AIR FREIGHT & COURIERS
       Petroleum Helicopters, Sr Notes, Series B, 9.375%, 5/1/2009           $     235,000               263,494
=================================================================================================================
0.15   APPAREL, ACCESSORIES & LUXURY GOODS
       Phillips Van-Heusen, Sr Notes(a), 8.125%, 5/1/2013                    $     100,000               102,625
=================================================================================================================
2.30   AUTO PARTS & EQUIPMENT
       Advanced Accessory Systems LLC, Sr Notes(a), 10.750%, 6/15/2011       $      45,000                47,700
       American Axle & Manufacturing, Sr Sub Notes, 9.750%, 3/1/2009         $     100,000               107,500
       Dana Corp, Notes, 10.125%, 3/15/2010                                  $     200,000               220,500
       Dura Operating, Sr Notes, Series B, 8.625%, 4/15/2012                 $     170,000               174,250
       Lear Corp, Sr Notes, Series B, 7.960%, 5/15/2005                      $     250,000               266,250
       Metaldyne Corp, Notes, 11.000%, 6/15/2012                             $     225,000               186,750
       TRW Automotive Acquisition, Sr Notes(a), 9.375%, 2/15/2013            $     200,000               217,000
       United Components, Sr Sub Notes(a), 9.375%, 6/15/2013                 $     170,000               176,375
       Universal Compression, Sr Notes(a), 7.250%, 5/15/2010                 $     175,000               181,125
=================================================================================================================
                                                                                                       1,577,450
3.93   BROADCASTING -- RADIO/TV
       Allbritton Communications, Sr Sub Notes, 7.750%, 12/15/2012           $     240,000               247,800
       Gray Television, Sr Sub Notes, 9.250%, 12/15/2011                     $     430,000               475,150
       Insight Midwest LP/Insight Capital, Sr Notes, 9.750%, 10/1/2009       $   1,000,000             1,057,500
       Sinclair Broadcast Group, Sr Sub Notes
         8.750%, 12/15/2011                                                  $     195,000               214,013
         8.000%(a), 3/15/2012                                                $     225,000               240,188
       XM Satellite Radio, Sr Secured Notes(a), 12.000%, 6/15/2010           $     180,000               176,400
       Young Broadcasting, Sr Sub Notes, 10.000%, 3/1/2011                   $     265,000               286,863
=================================================================================================================
                                                                                                       2,697,914
1.96   CABLE & SATELLITE OPERATORS
       Adelphia Communications, Sr Notes(b)(c), 10.250%, 6/15/2011           $     250,000               160,000
       Century Communications, Sr Notes(b)(c), 9.500%, 3/1/2005              $     100,000                64,500
       Charter Communications Holdings LLC/Charter Communications Holdings
         Capital, Sr Notes, 8.250%, 4/1/2007                                 $     950,000               731,500
       EchoStar DBS, Sr Notes, 9.125%, 1/15/2009                             $     270,000               301,725
-----------------------------------------------------------------------------------------------------------------
                                                                             SHARES, UNITS
                                                                              OR PRINCIPAL             PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       LodgeNet Entertainment, Sr Sub Deb, 9.500%, 6/15/2013                 $      85,000          $     87,125
=================================================================================================================
                                                                                                       1,344,850
5.74   CASINOS & GAMING
       Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                         $     295,000               318,600
       Chumash Casino & Resort Enterprise, Sr Notes(a), 9.000%, 7/15/2010    $     215,000               232,200
       Hollywood Park/Hollywood Park Operating, Sr Sub Notes
         Series B, 9.500%, 8/1/2007                                          $     300,000               297,750
       Isle of Capri Casinos, Sr Sub Notes, Series B, 8.750%, 4/15/2009      $     500,000               532,500
       Mandalay Resort Group, Sr Sub Notes, 9.375%, 2/15/2010                $     350,000               395,500
       Park Place Entertainment
         Sr Notes(a), 7.000%, 4/15/2013                                      $     500,000               535,000
         Sr Sub Notes, 8.125%, 5/15/2011                                     $     635,000               696,913
         Sr Sub Notes, 7.875%, 12/15/2005                                    $     250,000               266,563
       Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008       $     600,000               664,500
=================================================================================================================
                                                                                                       3,939,526
0.12   COMMERCIAL PRINTING
       American Color Graphics, Sr Secured Notes(a), 10.000%, 6/15/2010      $      85,000                84,575
=================================================================================================================
0.68   CONSTRUCTION MACHINERY, FARM MACHINERY
           & HEAVY TRUCKS
       Cummins Inc, Sr Notes(a), 9.500%, 12/1/2010                           $     250,000               283,750
       Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                           $     170,000               182,750
=================================================================================================================
                                                                                                         466,500
0.87   DISTRIBUTORS
       Herbalife International, Sr Sub Notes, Series B, 11.750%, 7/15/2010   $      75,000                84,938
       National Waterworks, Sr Sub Notes, Series B, 10.500%, 12/1/2012       $     320,000               354,000
       United Auto Group, Sr Sub Notes, 9.625%, 3/15/2012                    $     150,000               160,500
=================================================================================================================
                                                                                                         599,438
1.92   DIVERSIFIED CHEMICALS
       Equistar Chemicals LP/Equistar Funding, Sr Notes(a), 10.625%,
         5/1/2011                                                            $     175,000               179,375
       FMC Corp, Sr Secured Notes, 10.250%, 11/1/2009                        $     215,000               241,875
       Huntsman Advanced Materials, Sr Secured Notes(a), 11.000%, 7/15/2010  $     170,000               176,800
       Huntsman International LLC, Sr Notes
         9.875%, 3/1/2009                                                    $     500,000               520,000
         9.875%(a), 7/1/2009                                                 $      50,000                52,000
       Lyondell Chemical, Sr Secured Notes, Series B, 9.875%, 5/1/2007       $     150,000               147,000
=================================================================================================================
                                                                                                       1,317,050
2.51   DIVERSIFIED COMMERCIAL SERVICES
       Corrections Corp of America, Sr Notes, 9.875%, 5/1/2009               $     915,000             1,021,369
       Iron Mountain
         Sr Sub Notes, 6.625%, 1/1/2016                                      $     340,000               334,900
       Pierce Leahy Command, Sr Notes, 8.125%, 5/15/2008            $     350,000               364,000
=================================================================================================================
                                                                                                       1,720,269
1.56   DIVERSIFIED FINANCIAL SERVICES
       Madison River Capital LLC/Madison River Finance, Sr Notes
         Series B, 13.250%, 3/1/2010                                         $     925,000               906,500
       Qwest Capital Funding, Gtd Notes, 7.750%, 8/15/2006                   $     175,000               162,750
=================================================================================================================
                                                                                                       1,069,250
-----------------------------------------------------------------------------------------------------------------
                                                                             SHARES, UNITS
                                                                              OR PRINCIPAL             PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.46   DIVERSIFIED METALS & MINING
       Peabody Energy, Sr Notes(a), 6.875%, 3/15/2013                        $     300,000          $    314,250
=================================================================================================================
0.26   DRUG RETAIL
       Rite-Aid Corp, Sr Secured Notes(a), 8.125%, 5/1/2010                  $     175,000               181,125
=================================================================================================================
3.31   ELECTRIC UTILITIES
       Consumers Energy, 1st & Refunding Mortgage Notes, 7.375%, 9/15/2023   $     325,000               339,548
       El Paso Electric, 1st Mortgage Notes, Series D, 8.900%, 2/1/2006      $     400,000               446,828
       Mission Energy Holdings, Sr Secured Notes, 13.500%, 7/15/2008         $     275,000               185,625
       Nevada Power, General & Refunding Mortgage Notes, Series E, 10.875%,
         10/15/2009                                                          $     170,000               190,400
       Niagara Mohawk Power, 1st Mortgage Notes, 9.750%, 11/1/2005           $     680,000               793,359
       TECO Energy
         Notes, 7.000%, 5/1/2012                                             $     275,000               268,125
         Sr Notes, 7.500%, 6/15/2010                                         $      45,000                45,900
=================================================================================================================
                                                                                                       2,269,785
0.60   ELECTRONIC EQUIPMENT MANUFACTURERS
       Flextronics International, Sr Sub Notes(a), 6.500%, 5/15/2013         $     425,000               409,062
=================================================================================================================
1.57   ENVIRONMENTAL SERVICES
       Allied Waste North America
         Sr Notes, 7.875%, 4/15/2013                                         $     265,000               277,256
         Sr Notes(a), 9.250%, 9/1/2012                                       $     275,000               303,187
         Sr Secured Notes, Series B, 8.875%, 4/1/2008                        $     150,000               162,750
       IESI Corp, Sr Sub Notes, 10.250%, 6/15/2012                           $      95,000               100,700
       Synagro Technologies, Sr Sub Notes, 9.500%, 4/1/2009                  $     220,000               235,400
=================================================================================================================
                                                                                                       1,079,293
0.85   FOOD DISTRIBUTORS
       Roundy's Inc, Sr Sub Notes, Series B, 8.875%, 6/15/2012               $     555,000               579,975
=================================================================================================================
0.44   HEALTH CARE EQUIPMENT
       Advanced Medical Optics, Sr Sub Notes, 9.250%, 7/15/2010              $     280,000               303,800
=================================================================================================================
2.18   HEALTH CARE FACILITIES
       Alderwoods Group, Sr Notes, 12.250%, 1/2/2009                         $     360,000               376,200
       Extendicare Health Services, Sr Notes, 9.500%, 7/1/2010               $     355,000               372,750
       Province Healthcare, Sr Sub Notes, 7.500%, 6/1/2013                   $     350,000               344,750
       Tenet Healthcare, Sr Notes, 6.500%, 6/1/2012                          $     115,000               106,663
       United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011  $     270,000               291,600
=================================================================================================================
                                                                                                       1,491,963
1.21   HOMEBUILDING
       Lennar Corp, Sr Notes, 7.625%, 3/1/2009                               $     500,000               592,973
       Ryland Group, Sr Notes, 9.750%, 9/1/2010                              $     205,000               235,750
=================================================================================================================
                                                                                                         828,723
1.71   HOTELS & RESORTS
       Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007               $     500,000               537,500
       John Q Hammons Hotels LP/ John Q Hammons Hotels Finance Corp III,
         1st Mortgage Notes, Series B, 8.875%, 5/15/2012                     $     420,000               441,000
       Wynn Las Vegas LLC/Wynn Las Vegas Capital, 2nd Mortgage Notes
         12.000%, 11/1/2010                                                  $     175,000               193,375
=================================================================================================================
                                                                                                       1,171,875
0.47   INDUSTRIAL MACHINERY
       Esterline Technologies, Sr Sub Notes(a), 7.750%, 6/15/2013            $     200,000               205,000
-----------------------------------------------------------------------------------------------------------------
                                                                             SHARES, UNITS
                                                                              OR PRINCIPAL             PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Rexnord Corp, Sr Sub Notes, 10.125%, 12/15/2012                       $     105,000         $     115,500
=================================================================================================================
                                                                                                         320,500
0.53   INTEGRATED OIL & GAS
       El Paso Energy Partners LP/El Paso Energy Partners Finance,
        Sr Sub Notes, Series B,
        10.625%, 12/1/2012                                                   $     235,000               271,425
        8.500%, 6/1/2011                                                     $      85,000                90,950
=================================================================================================================
                                                                                                         362,375
6.90   INTEGRATED TELECOMMUNICATION SERVICES
       Block Communications, Sr Sub Notes, 9.250%, 4/15/2009                 $     375,000               408,750
       CFW Communications, Sr Notes(d), 13.000%, 8/15/2010                   $     750,000               487,500
       COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006        $     490,000               494,900
       Crown Castle International, Sr Notes, 9.375%, 8/1/2011                $     500,000               520,000
       Fairpoint Communications, Sr Sub Notes, Series B, 9.500%, 5/1/2008    $     175,000               167,125
       GCI Inc, Sr Notes, 9.750%, 8/1/2007                                   $     335,000               340,862
       NTELOS Inc, Sr Conv Notes, 9.000%, 8/15/2013                          $   1,050,000             1,050,000
       US West Communications, Notes, 7.200%, 11/1/2004                      $   1,235,000             1,265,875
=================================================================================================================
                                                                                                       4,735,012
1.37   LEISURE FACILITIES
       Intrawest Corp
         Sr Exchangeable Notes, 10.500%, 2/1/2010                            $      95,000               102,125
         Sr Notes, 9.750%, 8/15/2008                                         $     250,000               260,937
       Six Flags, Sr Notes, 8.875%, 2/1/2010                                 $     600,000               576,000
=================================================================================================================
                                                                                                         939,062
0.52   MANAGED HEALTH CARE
       Rotech Healthcare, Sr Sub Notes, 9.500%, 4/1/2012                     $     350,000               359,625
=================================================================================================================
0.27   MARINE
       Overseas Shipholding Group, Sr Notes(a), 8.250%, 3/15/2013            $     175,000               182,000
=================================================================================================================
1.96   METAL & GLASS CONTAINERS
       Anchor Glass Container, Sr Secured Notes(a), 11.000%, 2/15/2013       $     335,000               365,987
       BWAY Corp, Sr Sub Notes(a), 10.000%, 10/15/21010                      $     200,000               203,000
       Owens Brockway Glass Containers
         Sr Notes(a), 8.250%, 5/15/2013                                      $     250,000               261,250
         Sr Secured Notes(a), 7.750%, 5/15/2011                              $     170,000               179,775
       Riverwood International, Sr Sub Notes, 10.875%, 4/1/2008              $     325,000               333,125
=================================================================================================================
                                                                                                       1,343,137
2.17   MOVIES & ENTERTAINMENT
       AMC Entertainment, Sr Sub Notes, 9.875%, 2/1/2012                     $     960,000             1,032,000
       Cinemark USA , Sr Sub Notes(a), 9.000%, 2/1/2013                            315,000               341,775
       Vivendi Universal, Sr Notes(a), 9.250%, 4/15/2010                     $     100,000               113,750
=================================================================================================================
                                                                                                       1,487,525
2.05   MULTI-UTILITIES
       AES Corp, Sr Secured Notes(a), 10.000%, 7/15/2005                     $     459,000               476,212
       Aquila Inc
         Notes(a), 11.875%(e), 7/1/2012                                      $     240,000               255,600
         Sr Notes, 6.875%, 10/1/2004                                         $      35,000                32,769
       El Paso Production Holdings, Sr Notes(a), 7.750%, 6/1/2013            $     425,000               423,937
-----------------------------------------------------------------------------------------------------------------
                                                                             SHARES, UNITS
                                                                              OR PRINCIPAL             PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Mirant Americas Generation, Sr Notes, 8.300%, 5/1/2011                $     345,000         $     213,900
=================================================================================================================
                                                                                                       1,402,418
1.14   NATURAL GAS PIPELINES
       Northwest Pipeline
         Deb, 6.625%, 12/1/2007                                              $     325,000               336,375
         Sr Notes, 8.125%, 3/1/2010                                          $     120,000               129,000
       Plains All America Pipeline LLC/Plains All American Pipeline Finance
         Sr Notes, 7.750%, 10/15/2012                                        $     125,000               140,000
       Williams Cos, Sr Notes, 8.625%, 6/1/2010                              $     170,000               177,650
=================================================================================================================
                                                                                                         783,025
0.53   OFFICE SERVICES & SUPPLIES
       Moore North American Finance, Sr Notes(a), 7.875%, 1/15/2011          $     350,000               364,875
=================================================================================================================
1.60   OIL & GAS DRILLING
       Pride International, Sr Notes, 10.000%, 6/1/2009                      $   1,000,000             1,095,000
=================================================================================================================
2.11   OIL & GAS EQUIPMENT & SERVICES
       Grant Prideco, Sr Notes
         9.000%, 12/15/2009                                                  $     210,000               233,100
         Series B, 9.625%, 12/1/2007                                         $     525,000               580,125
       Gulfmark Offshore, Sr Notes, 8.750%, 6/1/2008                         $     450,000               466,875
       Offshore Logistics, Sr Notes(a), 6.125%, 6/15/2013                    $     170,000               170,425
================================================================================================================
                                                                                                       1,450,525
4.41   OIL & GAS EXPLORATION & PRODUCTION
       Chesapeake Energy, Sr Notes, Series B, 8.500%, 3/15/2012              $     570,000               602,775
       Encore Acquisition, Sr Sub Notes, 8.375%, 6/15/2012                   $     150,000               160,500
       Forest Oil, Sr Notes, 8.000%, 6/15/2008                               $     505,000               540,350
       Houston Exploration, Sr Sub Notes(a), 7.000%, 6/15/2013               $     175,000               180,687
       Parker & Parsley Petroleum, Sr Notes, 8.875%, 4/15/2005               $     450,000               492,750
       Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                         $     605,000               665,500
       Westport Resources, Sr Sub Notes
         8.250%, 11/1/2011                                                   $     335,000               366,825
         8.250%(a), 11/1/2011                                                $      15,000                16,425
=================================================================================================================
                                                                                                       3,025,812
0.69   OIL & GAS REFINING, MARKETING & TRANSPORTATION
       Frontier Escrow, Sr Notes(a), 8.000%, 4/15/2013                       $     100,000               104,500
       Premco Refining Group, Sr Notes, 9.500%, 2/1/2013                     $     335,000               370,175
=================================================================================================================
                                                                                                         474,675
1.09   PACKAGED FOODS & MEATS
       Del Monte, Sr Sub Notes(a), 8.625%, 12/15/2012                        $     320,000               339,200
       Dole Foods, Sr Notes(a), 8.875%, 3/15/2011                            $     385,000               408,100
=================================================================================================================
                                                                                                         747,300
0.63   PAPER PACKAGING
       Chesapeake Corp, Deb, 7.200%, 3/15/2005                               $     125,000               126,406
       Graphic Packaging, Sr Sub Notes, 8.625%, 2/15/2012                    $     300,000               306,000
=================================================================================================================
                                                                                                         432,406
4.56   PAPER PRODUCTS
       Abitibi-Consolidated Inc, Notes, 6.950%, 4/1/2008                     $     500,000               526,239
       Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008          $     295,000               330,400
-----------------------------------------------------------------------------------------------------------------
                                                                             SHARES, UNITS
                                                                              OR PRINCIPAL             PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Bear Island Paper LLC/Bear Bear Island Finance II, Sr Secured Notes
         Series B, 10.000%, 12/1/2007                                        $     450,000         $     373,500
       Bowater Inc, Sr Notes(a), 6.500%, 6/15/2013                           $     540,000               512,356
       Cascades Inc, Sr Notes, 7.250%, 2/15/2013                             $     315,000               331,538
       Georgia-Pacific Corp, Sr Notes(a), 9.375%, 2/1/2013                   $     330,000               363,825
       MDP Acquisitions PLC, Sr Notes, 9.625%, 10/1/2012                     $     435,000               480,675
       Norske Skogindustrier AS,  Sr Notes, Series C(a), 8.625%, 6/15/2011   $     200,000               209,000
=================================================================================================================
                                                                                                       3,127,533
1.16   PHARMACEUTICALS
       aaiPharma Inc, Sr Sub Notes, 11.000%, 4/1/2010                        $     450,000               495,000
       AmerisourceBergen Corp, Sr Notes, 7.250%, 11/15/2012                  $     275,000               298,375
=================================================================================================================
                                                                                                         793,375
3.98   PUBLISHING & PRINTING
       American Media, Sr Sub Notes(a), 8.875%, 1/15/2011                    $     255,000               276,037
       Dex Media East LLC/Dex Meadia East Finance
         Sr Notes, 9.875%, 11/15/2009                                        $     325,000               362,375
         Sr Sub Notes, Series B, 12.125%, 11/15/2012                         $     100,000               118,250
       Hollinger International Publishing, Sr Notes, 9.000%, 12/15/2010      $     535,000               572,450
       Houghton Mifflin, Sr Notes(a), 8.250%, 2/1/2011                       $     170,000               179,350
       Mail-Well I, Sr Notes, 9.625%, 3/15/2012                              $     610,000               642,025
       Nebraska Book, Sr Sub Notes, 8.750%, 2/15/2008                        $     395,000               395,988
       Sun Media, Sr Notes, 7.625%, 2/15/2013                                $     175,000               186,375
=================================================================================================================
                                                                                                       2,732,850
0.40   REAL ESTATE INVESTMENT TRUSTS
       Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009           $     255,000               275,400
=================================================================================================================
0.54   SOFT DRINKS
       Cott Beverages, Gtd Sr Sub Notes, Series B, 8.000%, 12/15/2011        $     180,000               194,400
       Le Natures, Sr Sub Notes(a), 9.000%, 6/15/2013                        $     170,000               175,100
=================================================================================================================
                                                                                                         369,500
2.13   SPECIALTY CHEMICALS
       IMC Global, Sr Notes
         11.250%(a), 6/1/2011                                                $     325,000               338,000
         Series B, 11.250%, 6/1/2011                                         $     100,000               104,000
       Millennium America, Sr Notes
         9.250%, 6/15/2008                                                   $     175,000               188,125
         9.250%(a), 6/15/2008                                                $     215,000               231,125
       Resolution Performance Products LLC/Resolution Performance Products
         Capital Corp
            Sr Notes, 9.500%, 4/15/2010                                      $     200,000               208,000
            Sr Sub Notes, 13.500%, 11/15/2010                                $      25,000                25,000
       Rhodia SA,
         Sr Notes(a), 7.625%, 6/1/2010                                       $     175,000               185,063
         Sr Sub Notes(a), 8.875%, 6/1/2011                                   $     175,000               181,125
=================================================================================================================
                                                                                                       1,460,438
1.36   SPECIALTY STORES
       Hollywood Entertainment, Sr Sub Notes, 9.625%, 3/15/2011              $     220,000               240,625
       Rent-A-Center Inc, Sr Sub Notes(a), 7.500%, 5/1/2010                  $     200,000               210,000
-----------------------------------------------------------------------------------------------------------------
                                                                             SHARES, UNITS
                                                                              OR PRINCIPAL             PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Sonic Automotive, Sr Sub Notes, Series D, 11.000%, 8/1/2008           $     100,000         $     106,000
       United Rentals, Sr Sub Notes, Series B, 8.800%, 8/15/2008             $     390,000               378,300
=================================================================================================================
                                                                                                         934,925
1.45   STEEL
       IPSCO Inc, Sr Notes, 8.750%, 6/1/2013                                 $      85,000                86,700
       Jarden Corp, Sr Sub Notes, 9.750%, 5/1/2012                           $     265,000               283,550
       Steel Dynamics, Sr Notes, 9.500%, 3/15/2009                           $     420,000               439,950
       United States Steel, Sr Notes, 9.750%, 5/15/2010                      $     180,000               182,700
=================================================================================================================
                                                                                                         992,900
0.54   TEXTILES
       Collins & Aikman Floorcoverings, Sr Sub Notes, Series B,
         9.750%, 2/15/2010                                                   $     100,000               104,500
       Simmons Co, Sr Sub Notes, Series B, 10.250%, 3/15/2009                $     250,000               267,500
=================================================================================================================
                                                                                                         372,000
0.27   TRUCKING
       Laidlaw International, Sr Notes(a), 10.750%, 6/15/2011                $     175,000               183,750
=================================================================================================================
4.61   WIRELESS TELECOMMUNICATION SERVICES
       American Tower Escrow, Sr Sub Discount Notes, 12.250%, 8/1/2008       $     630,000               406,350
       Centennial Communications/Centennial Cellular Operating
         Gtd Sr Notes(a), 10.125%, 6/15/2013                                 $     180,000               178,200
       Nextel Communications, Sr Serial Redeemable Notes
         9.500%, 2/1/2011                                                    $     190,000               210,425
         9.375%, 11/15/2009                                                  $     400,000               429,500
       Nextel Partners, Sr Notes(a), 8.125%, 7/1/2011                        $     170,000               169,575
       NII Holdings Ltd, Secured Sr Discount Step-Up Notes, Zero
         Coupon(f), 11/1/2009                                                $      99,685                91,959
       Rural Cellular, Sr Sub Notes, 9.750%, 1/15/2010                       $     600,000               531,000
       Triton PCS, Gtd Sr Notes(a), 8.500%, 6/1/2013                         $     240,000               258,000
       UbiquiTel Operating, Sr Sub Discount Step-Up Notes(a),
         Zero Coupon(f), 5/15/2010                                           $     187,000                93,500
       US Unwired, Sr Sub Discount Step-Up Notes, Series B, Zero Coupon(f),
         11/1/2009                                                           $     800,000               328,000
       VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                   $     400,000               465,000
=================================================================================================================
                                                                                                       3,161,509
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $55,885,120)                                     58,508,894
-================================================================================================================
1.28   COMMON STOCKS, RIGHTS & WARRANTS
0.00   BROADCASTING -- RADIO/TV
       XM Satellite Radio Warrants(a)(g) (Exp 2010)                                    250                 1,375
=================================================================================================================
0.58   INTEGRATED TELECOMMUNICATION SERVICES
       McLeodUSA Inc Class A Warrants(c)(g) (Exp 2007)                               8,399                 3,444
       NTELOS Inc Warrants(a)(g) (Exp 2010)                                            750                     0
       NTL Inc(g)                                                                   10,595               361,501
       XO Communications(g)                                                          2,260                16,385
       XO Communications
         Rights(g) (to purchase cmn shrs)                                        2,440,000                     3
         Series A Warrants(g) (Exp 2010)                                             4,521                12,207
         Series B Warrants(g) (Exp 2010)                                             3,390                 5,424
         Series C Warrants(g) (Exp 2010)                                             3,390                 1,864
=================================================================================================================
                                                                                                         400,828
-----------------------------------------------------------------------------------------------------------------
                                                                             SHARES, UNITS
                                                                              OR PRINCIPAL             PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.00   INTERNET SOFTWARE & SERVICES
       Wam!Net Warrants(a)(g) (Exp 2005)                                               900         $           9
=================================================================================================================
0.70   WIRELESS TELECOMMUNICATION SERVICES
       American Tower Escrow Warrants(g) (Exp 2008)                                    630                64,575
       NII Holdings Class B Shrs(g)                                                 10,787               412,818
=================================================================================================================
                                                                                                         477,393
       TOTAL COMMON STOCKS, RIGHTS & WARRANTS (COST $366,995)                                            879,605
=================================================================================================================
3.13   PREFERRED STOCKS
0.91   MOVIES & ENTERTAINMENT
       CSC Holdings
         Conv Pfd, Series H Shrs, 11.750%                                            3,850               395,588
         Pfd, Series M Shrs, 11.125%(h)                                              2,250               230,625
=================================================================================================================
                                                                                                         626,213
2.22   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications, Exchangeable Pfd, Series E Shrs, 11.125%(h)            1,424             1,520,120
=================================================================================================================
       TOTAL PREFERRED STOCKS (COST $1,602,575)                                                        2,146,333
=================================================================================================================
0.51   OTHER SECURITIES
0.36   ELECTRIC UTILITIES
       Alliant Energy Resources, Sr Exchangeable Notes(a), PAY PHONES(i)
         2.500%, 2/15/2030 (Each shr exchangeable for 2.5 shrs McLeodUSA
         Inc(c) Cmn Stk)                                                             7,000               245,000
=================================================================================================================
0.15   HEALTH CARE EQUIPMENT
       HMP Equity Holdings, Units(a) (Each unit consists of one $1,000
         Face Amount Sr Discount Notes, Zero Coupon, 5/15/2008 and 1 Wrnt
         to purchase 2.8094 shrs of Huntsman Corp Cmn Stk)                             200               101,000
=================================================================================================================
       TOTAL OTHER SECURITIES (AMORTIZED COST $557,679)                                                  346,000
=================================================================================================================
8.58   SHORT-TERM INVESTMENTS
0.95   CORPORATE BONDS
0.12   CABLE & SATELLITE OPERATORS
       Adelphia Communications, Sr Notes(b)(c), 9.250%, 6/30/2004            $     135,000                82,350
=================================================================================================================
0.83   ELECTRIC UTILITIES
       CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004                     $     560,000               565,600
=================================================================================================================
         TOTAL CORPORATE BONDS (Amortized Cost $646,016)                                                 647,950
=================================================================================================================
7.63   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $5,236,157 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $5,480,427)
         (Cost $5,236,000)                                                   $   5,236,000             5,236,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $5,882,016)                                        5,883,950
=================================================================================================================
98.80  TOTAL INVESTMENTS AT VALUE
       (AMORTIZED COST $64,294,385)                                                                   67,764,782
=================================================================================================================
1.20   OTHER ASSETS LESS LIABILITIES                                                                     824,394
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  68,589,176
=================================================================================================================

(a)  Securities  acquired  pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exits.

(b)  Defaulted  security.  The issuer is in  default  with  respect to  interest payments and the Fund has stopped accruing interest income.

(c)  The company filed for bankruptcy.

(d)  Defaulted  security.  The issuer is in  default  with  respect to  interest income and the Fund has stopped  accruing  interest  income and has written off accrued interest.

(e)  Security  contains an adjustable rate feature.  Rate shown reflects current rate which may change at a future date.

(f)  Step-up  securities are  obligations  which increase the interest rate at a specific point in time.
     Rate shown reflects  current rate which may step up at a future date.

(g)  Security is non-income producing.

(h)  Security is a  payment-in-kind  (PIK)  security.  PIK  securities  may make interest payments in additional securities.

(i)  PAY PHONES - Premium  Accelerated  Yield  Participating  Hybrid Option Note Exchangeable Securities.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                           HIGH
                                                                          YIELD
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                   $     64,294,385
================================================================================
  At Value(a)                                                  $     67,764,782
Cash                                                                    322,585
Receivables:
  Fund Shares Sold                                                      728,218
  Dividends and Interest                                              1,128,057
Prepaid Expenses and Other Assets                                         1,324
================================================================================
TOTAL ASSETS                                                         69,944,966
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                     1,305,000
  Fund Shares Repurchased                                                39,286
Accrued Expenses and Other Payables                                      11,504
================================================================================
TOTAL LIABILITIES                                                     1,355,790
================================================================================
NET ASSETS AT VALUE                                            $     68,589,176
================================================================================
NET ASSETS
Paid-in Capital(b)                                             $     93,441,095
Accumulated Undistributed Net Investment Income                       6,565,992
Accumulated Undistributed Net Realized Loss on Investment
  Securities                                                        (34,888,308)
Net Appreciation of Investment Securities                             3,470,397
================================================================================
NET ASSETS AT VALUE                                            $     68,589,176
================================================================================
Shares Outstanding                                                    8,977,132
NET ASSET VALUE, Offering and Redemption Price per Share       $           7.64
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $5,236,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                                           HIGH
                                                                          YIELD
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Interest                                                      $       2,574,773
Dividends                                                               122,399
================================================================================
  TOTAL INCOME                                                        2,697,172
================================================================================
EXPENSES
Investment Advisory Fees                                                187,925
Administrative Services Fees                                             88,000
Custodian Fees and Expenses                                               6,335
Directors' Fees and Expenses                                              6,555
Interest Expenses                                                         1,514
Professional Fees and Expenses                                           10,862
Registration Fees and Expenses                                              182
Reports to Shareholders                                                   5,186
Transfer Agent Fees                                                       2,500
Other Expenses                                                            8,557
================================================================================
  TOTAL EXPENSES                                                        317,616
  Fees and Expenses Paid Indirectly                                        (257)
================================================================================
     NET EXPENSES                                                       317,359
================================================================================
NET INVESTMENT INCOME                                                 2,379,813
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                           (8,793,364)
Change in Net Appreciation/Depreciation of Investment Securities     14,492,372
================================================================================
NET GAIN ON INVESTMENT SECURITIES                                     5,699,008
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $       8,078,821
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                     SIX MONTHS                YEAR
                                                          ENDED               ENDED
                                                        JUNE 30          DECEMBER 31
-------------------------------------------------------------------------------------
                                                           2003                 2002
                                                      UNAUDITED
OPERATIONS
Net Investment Income                             $   2,379,813        $   4,173,650
Net Realized Loss                                    (8,793,364)         (11,558,358)
Change in Net Appreciation/Depreciation of
  Investment Securities                              14,492,372            7,854,615
=====================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS            8,078,821              469,907
=====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                         0           (5,997,153)
=====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                        38,886,093           98,462,822
Reinvestment of Distributions                                 0            5,997,153
=====================================================================================
                                                     38,886,093          104,459,975
Amounts Paid for Repurchases of Shares              (34,017,673)         (96,518,368)
=====================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        4,868,420            7,941,607
=====================================================================================
TOTAL INCREASE IN NET ASSETS                         12,947,241            2,414,361
NET ASSETS
Beginning of Period                                  55,641,935           53,227,574
=====================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $6,565,992 and
  $4,186,179, respectively)                       $  68,589,176        $  55,641,935
=====================================================================================

           -----------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                           5,447,161           13,576,178
Shares Issued from Reinvestment of Distributions              0              891,122
=====================================================================================
                                                      5,449,161           14,467,300
Shares Repurchased                                   (4,743,845)         (13,162,607)
=====================================================================================
NET INCREASE IN FUND SHARES                             703,316            1,304,693
=====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund (the "Fund", presented herein), Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek a high level of current income by investing primarily in lower rated bonds, other debt securities and preferred stocks. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies and instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. It is the Fund's accounting practice to discontinue the accrual of income to provide an estimate for probable losses due to unpaid interest income on defaulted bonds. Charge offs of income are recorded when information obtained indicates previously recorded amounts are not collectible. During the six months ended June 30, 2003, the Fund wrote off accrued interest which amounted to $59,460.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Fund may have elements of risk due to investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $5,997,153 of ordinary income distributions declared for the year ended December 31, 2002.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $  64,542,057
                                                                 =============

   Gross Tax Unrealized Appreciation                             $   4,264,641
   Gross Tax Unrealized Depreciation                                 1,041,916
                                                                 -------------

   Net Tax Appreciation on Investments                           $   3,222,725
                                                                 =============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $3,417,509.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $23,733,401 and $22,330,527, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $614, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $1,628.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, the Fund borrowed cash at a weighted average rate of 1.46% and interest expenses amounted to $1,067. During that same period, the Fund lent cash at a weighted average weight of 1.51% and interest income amounted of $533.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, the Fund borrowed cash at a weighted average of 1.76% and interest expenses amounted to $447.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                               ENDED
                                             JUNE 30                            YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------
                                                2003          2002         2001         2000         1999         1998
                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   6.73      $   7.64    $   10.07    $   11.51    $   11.31    $   12.46
=======================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.23          0.46         0.67         1.12         0.93         0.97
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                0.68         (0.56)       (2.17)       (2.46)        0.11        (0.80)
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                0.91         (0.10)       (1.50)       (1.34)        1.04         0.17
=======================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.00          0.81         0.93         0.10         0.84         0.98
Distributions from Capital Gains                0.00          0.00         0.00         0.00         0.00         0.34
=======================================================================================================================
TOTAL DISTRIBUTIONS                             0.00          0.81         0.93         0.10         0.84         1.32
=======================================================================================================================
Net Asset Value -- End of Period            $   7.64      $   6.73    $    7.64    $   10.07    $   11.51    $   11.31
=======================================================================================================================

TOTAL RETURN(a)                               13.52%(b)     (1.30%)     (14.93%)     (11.68%)       9.20%        1.42%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $68,589       $55,642     $53,228      $51,401      $58,379      $42,026
Ratio of Expenses to Average Net Assets(c)    0.50%(b)      1.05%       1.02%        1.05%        1.05%        0.85%
Ratio of Net Investment Income to
  Average Net Assets                          3.77%(b)      7.28%       9.56%        9.94%        8.81%        8.99%
Portfolio Turnover Rate                         40%(b)        95%        109%         118%         143%         245%

(a)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion  of these charges  would reduce the total return figures for the periods shown.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Fund,  which is before any expense offset arrangements (which may include custodian fees).

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S93   900479  7/03
I-VIHY-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-LEISURE FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                                VIF-LEISURE FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                     5.55%
--------------------------------------------------------------------------------
Since inception (5/02)                    (4.21%)
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Cable & Satellite Operators.........12.18%
            Movies & Entertainment..............10.65%
            Advertising..........................9.98%
            Casinos & Gaming ....................9.23%
            Publishing & Printing................8.40%
            Brewers..............................7.91%
            Hotels & Resorts.....................7.86%
            Leisure Products.....................7.58%
            Broadcasting - Radio/TV..............4.46%
            Diversified Financial Services.......3.31%
            Other Industries....................14.16%
            Net Cash & Cash Equivalents..........4.28%

LINE GRAPH:   VIF - LEISURE FUND

This line graph compares the value of a $10,000 investment in VIF - Leisure Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

      VIF - LEISURE FUND      S&P 500 INDEX(R)(2)

5/02  $10,000                 $10,000
6/02  $ 9,010                 $ 9,220
6/03  $ 9,510                 $ 9,243

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECT IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
MARK GREENBERG, CFA
Senior Vice President of INVESCO Funds Group. BSBA, Marquette University. Joined INVESCO in 1996. Began investment career in 1980.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                             COUNTRY             SHARES OR
                                                             CODE IF             PRINCIPAL
%      DESCRIPTION                                            NON US                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
LEISURE FUND
92.72  COMMON STOCKS
9.98   ADVERTISING
       Harte-Hanks Inc                                                               2,577         $      48,963
       JC Decaux SA(a)                                            FR                 5,301                66,353
       Omnicom Group                                                                16,254             1,165,412
       Valassis Communications(a)                                                    2,000                51,440
       WPP Group PLC                                              UK                24,935               195,446
=================================================================================================================
                                                                                                       1,527,614
1.90   APPAREL, ACCESSORIES & LUXURY GOODS
       Jones Apparel Group(a)                                                        2,320                67,883
       Polo Ralph Lauren Class A Shrs                                                8,649               223,058
=================================================================================================================
                                                                                                         290,941
7.91   BREWERS
       Anheuser-Busch Cos                                                            7,766               396,454
       Carlsberg A/S Class B Shrs                                 DA                 9,767               349,463
       Diageo PLC                                                 UK                 5,309                56,681
       Heineken NV                                                NL                10,511               372,972
       Interbrew                                                  BE                 1,559                34,642
=================================================================================================================
                                                                                                       1,210,212
4.46   BROADCASTING -- RADIO/TV
       Belo Corp Class A Shrs                                                        8,096               181,027
       Clear Channel Communications(a)                                               2,865               121,447
       Fox Kids Europe NV(a)                                      NL                13,758                85,315
       Gray Television                                                               5,385                66,774
       Sinclair Broadcast Group Class A Shrs(a)                                      4,838                56,169
       Spanish Broadcasting System Class A Shrs(a)                                   6,343                51,695
       Television Broadcasts Ltd Sponsored ADR Representing
         2 Ord Shrs                                               HK                    76                   545
       Univision Communications Class A Shrs(a)                                      3,924               119,290
=================================================================================================================
                                                                                                         682,262
12.18  CABLE & SATELLITE OPERATORS
       Cablevision Systems New York Group(a)                                        21,280               441,773
       Comcast Corp Class A Shrs(a)                                                  7,817               235,917
       EchoStar Communications Class A Shrs(a)                                       9,240               319,889
       Liberty Media Series A Shrs(a)                                               75,043               867,497
=================================================================================================================
                                                                                                       1,865,076
9.23   CASINOS & GAMING
       Harrah's Entertainment(a)                                                    12,170               489,721
       International Game Technology(a)                                              6,309               645,600
       MGM MIRAGE(a)                                                                 3,469               118,570
-----------------------------------------------------------------------------------------------------------------
                                                             COUNTRY             SHARES OR
                                                             CODE IF             PRINCIPAL
%      DESCRIPTION                                            NON US                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Wynn Resorts Ltd(a)                                                           9,003         $     159,263
=================================================================================================================
                                                                                                       1,413,154
0.30   CONSUMER ELECTRONICS
       Sony Corp Sponsored ADR Representing Ord Shrs              JA                 1,621                45,388
=================================================================================================================
1.01   CRUISE LINES
       Carnival Corp Paired Certificates SBI                                         1,973                64,142
       Royal Caribbean Cruises Ltd                                                   3,882                89,907
=================================================================================================================
                                                                                                         154,049
3.31   DIVERSIFIED FINANCIAL SERVICES
       Groupe Bruxelles Lambert SA                                BE                 8,374               378,881
       Pargesa Holding AG Class B Shrs                            SZ                    63               128,414
=================================================================================================================
                                                                                                         507,295
0.60   FOOTWEAR
       NIKE Inc Class B Shrs                                                         1,707                91,307
=================================================================================================================
0.32   GENERAL MERCHANDISE STORES
       Target Corp                                                                   1,300                49,192
================================================================================================================
7.86   HOTELS & RESORTS
       Accor SA                                                   FR                 5,400               195,334
       Cendant Corp(a)                                                              12,601               230,850
       Extended Stay America(a)                                                      4,427                59,720
       Hilton Hotels                                                                13,606               174,021
       Marriott International Class A Shrs                                           3,931               151,029
       NH Hoteles SA(a)                                           SP                 9,613               101,118
       Starwood Hotels & Resorts Worldwide Paired
         Certificates SBI                                                           10,167               290,675
=================================================================================================================
                                                                                                       1,202,747
0.34   INDUSTRIAL CONGLOMERATES
       Compagnie Nationale a Portefeuille                         BE                   465                51,823
=================================================================================================================
2.93   INVESTMENT COMPANIES
       iShares Trust
         Russell 1000 Index Fund                                                     1,971               102,669
         Russell 3000 Index Fund                                                     1,910               104,267
         S&P 500 Index Fund                                                          1,109               108,438
       Standard & Poor's Depositary Receipts Trust Series 1 Shrs                     1,370               133,753
=================================================================================================================
                                                                                                         449,127
2.14   LEISURE FACILITIES
       Cedar Fair LP                                                                 2,217                62,076
       InterActiveCorp(a)                                                            3,000               118,710
       Intrawest Corp                                             CA                 9,022               118,910
       Six Flags(a)                                                                  2,001                13,567
       Vail Resorts(a)                                                               1,062                14,305
=================================================================================================================
                                                                                                         327,568
7.58   LEISURE PRODUCTS
       Electronic Arts(a)                                                              696                51,497
       Hasbro Inc                                                                    4,065                71,097
       Leapfrog Enterprises Class A Shrs(a)                                          3,550               112,925
-----------------------------------------------------------------------------------------------------------------
                                                             COUNTRY             SHARES OR
                                                             CODE IF             PRINCIPAL
%      DESCRIPTION                                            NON US                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Mattel Inc                                                                   48,900         $     925,188
=================================================================================================================
                                                                                                       1,160,707
8.15   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                           26,797               431,164
       Metro-Goldwyn-Mayer Inc(a)                                                   19,541               242,699
       Pixar(a)                                                                      2,382               144,921
       Regal Entertainment Group Class A Shrs                                        2,967                69,962
       Viacom Inc
         Class A Shrs(a)                                                             2,313               101,078
         Class B Shrs(a)                                                             4,112               179,530
       Walt Disney                                                                   3,970                78,408
=================================================================================================================
                                                                                                       1,247,762
8.40   PUBLISHING & PRINTING
       E.W. Scripps Class A Shrs                                                     1,935               171,673
       Gannett Co                                                                    3,270               251,169
       Knight-Ridder Inc                                                             5,311               366,087
       McClatchy Co Class A Shrs                                                     2,996               172,630
       McGraw-Hill Cos                                                               1,749               108,438
       Media General Class A Shrs                                                    1,238                70,814
       New York Times Class A Shrs                                                   3,180               144,690
=================================================================================================================
                                                                                                       1,285,501
2.16   RESTAURANTS
       CBRL Group                                                                    6,148               238,911
       Yum! Brands(a)                                                                3,119                92,198
=================================================================================================================
                                                                                                         331,109
0.43   SOFT DRINKS
       Coca Cola Femsa SA de CV Sponsored ADR Representing
        10 Series L Shrs(a)                                       MX                 3,068                65,962
=================================================================================================================
1.50   SPECIALTY STORES
       Hollywood Entertainment(a)                                                    9,520               163,744
       Pier 1 Imports                                                                2,170                44,268
       Toys "R" Us(a)                                                                1,725                20,907
=================================================================================================================
                                                                                                         228,919
0.03   TELECOMMUNICATIONS EQUIPMENT
       General Motors Class H Shrs(a)                                                  369                 4,727
=================================================================================================================
       TOTAL COMMON STOCKS (COST $13,112,801)                                                         14,192,442
=================================================================================================================
3.00   PREFERRED STOCKS
2.50   MOVIES & ENTERTAINMENT
       News Corp Ltd Sponsored ADR Representing 4 Ltd
         Voting Pfd Shrs                                          AS                15,250               382,013
=================================================================================================================
0.50   SOFT DRINKS
       Companhia de Bebidas das Americas
         Sponsored ADR Representing 100 Pfd Shrs                  BR                 3,750                76,312
=================================================================================================================
       TOTAL PREFERRED STOCKS (COST $401,592)                                                            458,325
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                             COUNTRY             SHARES OR
                                                             CODE IF             PRINCIPAL
%      DESCRIPTION                                            NON US                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
3.43   SHORT-TERM INVESTMENTS-- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $525,016 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $550,043)
         (Cost $525,000)                                                       $    525,000        $     525,000
=================================================================================================================
99.15  TOTAL INVESTMENTS AT VALUE
        (COST $14,039,393)                                                                            15,175,767
=================================================================================================================
0.85   OTHER ASSETS LESS LIABILITIES                                                                     130,504
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  15,306,271
=================================================================================================================

(a)  Security is non-income producing.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                                  % OF
                                              COUNTRY       NET ASSETS
COUNTRY                                          CODE         AT VALUE         VALUE
-------------------------------------------------------------------------------------
Australia                                          AS            2.50%  $    382,013
Belgium                                            BE            3.04        465,346
Brazil                                             BR            0.50         76,312
Canada                                             CA            0.78        118,910
Denmark                                            DA            2.28        349,463
France                                             FR            1.71        261,687
Hong Kong                                          HK            0.00            545
Japan                                              JA            0.30         45,388
Mexico                                             MX            0.43         65,962
Netherlands                                        NL            2.99        458,287
Spain                                              SP            0.66        101,118
Switzerland                                        SZ            0.84        128,414
United Kingdom                                     UK            1.65        252,127
United States                                                   81.47     12,470,195
Other Assets Less Liabilities                                    0.85        130,504
=====================================================================================
                                                               100.00%  $ 15,306,271
=====================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                        LEISURE
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                   $     14,039,393
================================================================================
  At Value(a)                                                  $     15,175,767
Cash                                                                     60,446
Receivables:
  Fund Shares Sold                                                       69,765
  Dividends and Interest                                                  6,333
  Foreign Tax Reclaims                                                    2,467
Prepaid Expenses and Other Assets                                           142
================================================================================
TOTAL ASSETS                                                         15,314,920
================================================================================
LIABILITIES
Accrued Expenses and Other Payables                                       8,649
================================================================================
NET ASSETS AT VALUE                                            $     15,306,271
================================================================================
NET ASSETS
Paid-in Capital(b)                                             $     14,319,015
Accumulated Undistributed Net Investment Loss                           (12,982)
Accumulated Undistributed Net Realized Loss on Investment Securities
  and Foreign Currency Transactions                                    (136,191)
Net Appreciation of Investment Securities and Foreign Currency
  Transactions                                                        1,136,429
================================================================================
NET ASSETS AT VALUE                                            $     15,306,271
================================================================================
Shares Outstanding                                                    1,610,175
NET ASSET VALUE, Offering and Redemption Price per Share       $           9.51
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $525,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                                        LEISURE
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $       47,821
Interest                                                                  2,441
  Foreign Taxes Withheld                                                 (3,498)
================================================================================
  TOTAL INCOME                                                           46,764
================================================================================
EXPENSES
Investment Advisory Fees                                                 33,756
Administrative Services Fees                                             16,927
Custodian Fees and Expenses                                              22,183
Professional Fees and Expenses                                            8,582
Registration Fees                                                            17
Reports to Shareholders                                                   2,622
Transfer Agent Fees                                                       2,500
Other Expenses                                                              384
================================================================================
  TOTAL EXPENSES                                                         86,971
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (30,373)
  Fees and Expenses Paid Indirectly                                        (338)
================================================================================
     NET EXPENSES                                                        56,260
================================================================================
NET INVESTMENT LOSS                                                      (9,496)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                                 (72,813)
  Foreign Currency Transactions                                             200
================================================================================
     Total Net Realized Loss                                            (72,613)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                               1,129,311
  Foreign Currency Transactions                                          81,094
================================================================================
     Total Change in Net Appreciation/Depreciation                    1,210,405
================================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                   1,137,792
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    1,128,296
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
LEISURE FUND

                                                           SIX MONTHS              PERIOD
                                                                ENDED               ENDED
                                                              JUNE 30         DECEMBER 31
------------------------------------------------------------------------------------------
                                                                 2003                2002
                                                            UNAUDITED             (Note 1)
OPERATIONS
Net Investment Loss                                  $         (9,496)      $      (5,630)
Net Realized Loss                                             (72,613)            (63,581)
Change in Net Appreciation/Depreciation                     1,210,405             (73,976)
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       1,128,296            (143,187)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                               9,188,794           7,516,511
Amounts Paid for Repurchases of Shares                     (1,107,363)         (1,276,780)
===========================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                   8,081,431           6,239,731
===========================================================================================
TOTAL INCREASE IN NET ASSETS                                9,209,727           6,096,544
NET ASSETS
Beginning of Period                                         6,096,544                   0
===========================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($12,982) and ($3,486),
  respectively)                                      $     15,306,271       $   6,096,544
===========================================================================================

    ----------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                 1,029,731             863,895
Shares Repurchased                                           (135,410)           (148,041)
==========================================================================================
NET INCREASE IN FUND SHARES                                   894,321             715,854
==========================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund ("the Fund", presented herein), Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. The Fund commenced investment operations on May 1, 2002. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their pirncipal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                        $   14,124,909
                                                               ==============

   Gross Tax Unrealized Appreciation                           $    1,328,502
   Gross Tax Unrealized Depreciation                                  277,644
                                                               --------------
   Net Tax Appreciation on Investments                         $    1,050,858
                                                               ==============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $18,615.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003 the reimbursement that may potentially be made by the Fund to IFG and that will expire during the years ended December 31, 2005 and 2006, are $46,748 and $30,301, respectively.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $9,071,169 and $1,509,969, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities were insignificant.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
LEISURE FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                  SIX MONTHS           PERIOD
                                                                       ENDED            ENDED
                                                                     JUNE 30      DECEMBER 31
-----------------------------------------------------------------------------------------------
                                                                        2003            2002(a)
                                                                   UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                             $    8.52       $   10.00
===============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                                 (0.00)          (0.00)
Net Gains (Losses) on Securities (Both Realized and Unrealized)         0.99           (1.48)
===============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        0.99           (1.48)
===============================================================================================
Net Asset Value -- End of Period                                   $    9.51       $    8.52
===============================================================================================

TOTAL RETURN(c)                                                       11.62%(d)     (14.80%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                         $ 15,306        $  6,097
Ratio of Expenses to Average Net Assets(e)(f)                        0.62%(d)         1.29%(g)
Ratio of Net Investment Loss to Average Net Assets(f)               (0.10%)(d)       (0.30%)(g)
Portfolio Turnover Rate                                                17%(d)           15%(d)

(a)  From May 1, 2002,  commencement of investment  operations,  to December 31,
     2002.

(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the six months ended June 30, 2003 and the period ended December 31, 2002.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the six month ended June 30, 2003 and the period ended December 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.96% and 3.96% (annualized), and ratio of net investment loss to average net assets would have been (0.44%) and (2.97%)(annualized).

(g)  Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S778   900490  7/03
I-VILEI-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-REAL ESTATE OPPORTUNITY FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                        VIF-REAL ESTATE OPPORTUNITY FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                    7.88%
--------------------------------------------------------------------------------
5 years                                   6.83%
--------------------------------------------------------------------------------
Since inception (4/98)                    5.46%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Real Estate Investment Trusts.......88.04%
            Real Estate Management &
               Development.......................3.15%
            Hotels & Resorts.....................1.41%
            Casinos & Gaming ....................0.87%
            Net Cash & Cash Equivalents..........6.53%

LINE GRAPH:   VIF - REAL ESTATE OPPORTUNITY FUND

This line graph compares the value of a $10,000 investment in VIF - Real Estate Opportunity Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the NAREIT-Equity REIT Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

      VIF - REAL ESTATE                                   NAREIT-EQUITY
      OPPORTUNITY FUND        S&P 500 INDEX(R)(2)         REIT INDEX(2)

4/98  $10,000                 $10,000                     $10,000
6/98  $ 9,500                 $10,332                     $ 9,541
6/99  $ 8,974                 $12,683                     $ 8,684
6/00  $ 9,764                 $13,602                     $ 8,947
6/01  $10,890                 $11,586                     $11,134
6/02  $12,255                 $ 9,503                     $12,939
6/03  $13,221                 $ 9,527                     $13,456

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NAREIT-EQUITY REIT INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE U.S. REAL ESTATE INVESTMENT TRUST MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE REAL ESTATE INDUSTRY IS HIGHLY CYCLICAL, AND THE VALUE OF SECURITIES ISSUED BY COMPANIES DOING BUSINESS IN THAT SECTOR MAY FLUCTUATE WIDELY.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
SEAN D. KATOF, CFA
Vice  President,   INVESCO  Funds  Group.  BSBA,  University  of  Colorado;  MS,
University of Colorado-Denver. Joined INVESCO in 1994. Began investment career in 1994.

MEET THE NEW MANAGEMENT TEAM
EFFECTIVE 7/1/03

JOE V. RODRIGUEZ, JR.
Director of securities management, INVESCO Realty Advisors. BBA and MBA, Baylor University. Joined INVESCO Realty Advisors in 1990. Began investment career in 1983.

MARK D. BLACKBURN, CFA, CPA
Director of Securities Research, INVESCO Realty Advisors. BS, Louisiana State University; MBA, Southern Methodist University. Began investment career in 1990. Joined INVESCO in 1998.

JAMES W. TROWBRIDGE
Portfolio Manager, INVESCO Realty Advisors. BS, Indiana University. Joined INVESCO in 1989. Began investment career in 1976.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND
93.47  COMMON STOCKS
0.87   CASINOS & GAMING
       Park Place Entertainment(a)                                                  16,600         $     150,894
=================================================================================================================
1.41   HOTELS & RESORTS
       Starwood Hotels & Resorts Worldwide Paired Certificates SBI                   8,500               243,015
=================================================================================================================
88.04  REAL ESTATE INVESTMENT TRUSTS
       Alexandria Real Estate Equities                                               8,800               396,000
       American Financial Realty Trust                                              26,200               390,642
       Archstone-Smith Trust                                                        21,000               504,000
       Avalonbay Communities                                                        11,900               507,416
       CarrAmerica Realty                                                           22,400               622,944
       Developers Diversified Realty                                                20,900               594,396
       Equity Office Properties Trust                                               19,500               526,695
       Essex Property Trust                                                         10,100               578,225
       General Growth Properties                                                    12,500               780,500
       Health Care Property Investors                                                8,000               338,800
       Host Marriott(a)                                                             55,100               504,165
       Impac Mortgage Holdings                                                      20,000               333,800
       iStar Financial                                                               5,000               182,500
       Kimco Realty                                                                  4,400               166,760
       Mack-Cali Realty                                                              9,600               349,248
       Mid-Atlantic Realty Trust SBI                                                29,900               626,106
       Mills Corp                                                                   13,300               446,215
       New Plan Excel Realty Trust                                                  15,800               337,330
       Parkway Properties                                                           15,700               660,185
       Post Properties                                                              15,400               408,100
       Prentiss Properties Trust SBI                                                23,300               698,767
       ProLogis SBI                                                                 29,114               794,812
       Regency Centers                                                              18,100               633,138
       Rouse Co                                                                     16,600               632,460
       Simon Property Group                                                         16,100               628,383
       SL Green Realty                                                              18,400               641,976
       Universal Health Realty Income Trust SBI                                     17,500               472,500
       Vornado Realty Trust SBI                                                     17,400               758,640
       Weingarten Realty Investors                                                  17,100               716,490
=================================================================================================================
                                                                                                      15,231,193
3.15   REAL ESTATE MANAGEMENT & DEVELOPMENT
       St Joe                                                                        5,100               159,120
       Trammell Crow(a)                                                             28,400               301,324
       WCI Communities(a)                                                            4,400                84,612
=================================================================================================================
                                                                                                         545,056

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------

       TOTAL COMMON STOCKS (COST $14,368,296)                                                      $  16,170,158
=================================================================================================================
6.10   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003
         due 7/1/2003 at 1.080%, repurchased at $1,056,032
         (Collateralized by Federal Home Loan Bank, Consolidated
         Bonds, Quarterly Floating Rate due 12/29/2003, at 0.935%,
         value $1,105,156) (Cost $1,056,000)                              $     1,056,000              1,056,000
=================================================================================================================
99.57  TOTAL INVESTMENTS AT VALUE
         (COST $15,424,296)                                                                           17,226,158
=================================================================================================================
0.43   OTHER ASSETS LESS LIABILITIES                                                                      73,532
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  17,299,690
=================================================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                    REAL ESTATE
                                                                    OPPORTUNITY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                   $     15,424,296
================================================================================
  At Value(a)                                                  $     17,226,158
Receivables:
  Fund Shares Sold                                                       30,634
  Dividends and Interest                                                 70,810
Prepaid Expenses and Other Assets                                         1,068
================================================================================
TOTAL ASSETS                                                         17,328,670
================================================================================
LIABILITIES
Payables:
  Custodian                                                              19,284
  Fund Shares Repurchased                                                 3,512
Accrued Expenses and Other Payables                                       6,184
================================================================================
TOTAL LIABILITIES                                                        28,980
================================================================================
NET ASSETS AT VALUE                                            $     17,299,690
================================================================================
NET ASSETS
Paid-in Capital(b)                                             $     15,020,071
Accumulated Undistributed Net Investment Income                         658,802
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                                (181,045)
Net Appreciation of Investment Securities                             1,801,862
================================================================================
NET ASSETS AT VALUE                                            $     17,299,690
================================================================================
Shares Outstanding                                                    1,429,231
NET ASSET VALUE, Offering and Redemption Price per Share       $          12.10
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $1,056,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                                    REAL ESTATE
                                                                    OPPORTUNITY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $        365,394
Interest                                                                  4,880
================================================================================
  TOTAL INCOME                                                          370,274
================================================================================
EXPENSES
Investment Advisory Fees                                                 64,099
Administrative Services Fees                                             23,874
Custodian Fees and Expenses                                               3,910
Directors' Fees and Expenses                                              4,724
Professional Fees and Expenses                                            9,353
Registration Fees and Expenses                                               43
Reports to Shareholders                                                   3,254
Transfer Agent Fees                                                       2,500
Other Expenses                                                              564
================================================================================
  TOTAL EXPENSES                                                        112,321
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (16,211)
  Fees and Expenses Paid Indirectly                                        (119)
================================================================================
     NET EXPENSES                                                        95,991
================================================================================
NET INVESTMENT INCOME                                                   274,283
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                              276,409
Change in Net Appreciation/Depreciation of Investment Securities      1,654,968
================================================================================
NET GAIN ON INVESTMENT SECURITIES                                     1,931,377
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      2,205,660
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
REAL ESTATE OPPORTUNITY FUND

                                                                SIX MONTHS                      YEAR
                                                                     ENDED                     ENDED
                                                                   JUNE 30               DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                                                      2003                      2002
                                                                 UNAUDITED
OPERATIONS
Net Investment Income                                        $     274,283             $     386,864
Net Realized Gain (Loss)                                           276,409                  (179,321)
Change in Net Appreciation/Depreciation                          1,654,968                   (76,238)
=====================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                       2,205,660                   131,305
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                    0                  (139,350)
=====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                    4,900,846                15,108,259
Reinvestment of Distributions                                            0                   139,350
=====================================================================================================
                                                                 4,900,846                15,247,609
Amounts Paid for Repurchases of Shares                          (2,675,815)               (7,093,932)
=====================================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                   2,225,031                 8,153,677
=====================================================================================================
TOTAL INCREASE IN NET ASSETS                                     4,430,691                 8,145,632
NET ASSETS
Beginning of Period                                             12,868,999                 4,723,367
=====================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $658,802 and $384,519,
  respectively)                                              $  17,299,690             $  12,868,999
=====================================================================================================

          ---------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                        444,105                 1,410,408
Shares Issued from Reinvestment of Distributions                         0                    13,283
=====================================================================================================
                                                                   444,105                 1,423,691
Shares Repurchased                                                (241,158)                 (671,263)
=====================================================================================================
NET INCREASE IN FUND SHARES                                        202,947                   752,428
=====================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund (the "Fund", presented herein), Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $139,350 of ordinary income distributions declared for the year ended December 31, 2002.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                         $    15,477,160
                                                                ===============

   Gross Tax Unrealized Appreciation                            $     1,774,347
   Gross Tax Unrealized Depreciation                                     25,349
                                                                ---------------
   Net Tax Appreciation on Investments                          $     1,748,998
                                                                ===============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.90% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the years ended December 31, 2005 and 2006, are $26,283 and $16,006, respectively.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $14,371,538 and $12,711,108, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Director's Fess and Expenses in the Statement of Operations were $101 and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities were $96.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total net assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
REAL ESTATE OPPORTUNITY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              SIX MONTHS
                                                   ENDED
                                                 JUNE 30                            YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                    2003         2002         2001         2000         1999         1998
                                               UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period          $  10.49     $   9.97     $  10.15     $   7.91     $   8.22     $  10.00
==========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.15         0.14         0.20         0.15         0.29         0.29
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    1.46         0.50        (0.28)        2.11        (0.28)       (1.88)
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    1.61         0.64        (0.08)        2.26         0.01        (1.59)
==========================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                0.00         0.12         0.10         0.02         0.32         0.19
==========================================================================================================================
Net Asset Value -- End of Period                $  12.10     $  10.49     $   9.97     $  10.15     $   7.91     $   8.22
==========================================================================================================================

TOTAL RETURN(b)                                15.35%(c)        6.37%       (0.76%)      28.63%        0.35%   (15.88%)(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)       $17,300      $12,869      $ 4,723      $  2,456     $   625      $   501
Ratio of Expenses to Average Net Assets(d)(e)     0.67%(c)     1.36%        1.38%         1.73%       1.92%        1.90%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)                           1.91%(c)     4.53%        4.35%         3.96%       4.25%        4.94%(f)
Portfolio Turnover Rate                             94%(c)      191%         163%          168%        465%(g)     200%(c)(h)

(a)  From April 1, 1998, commencement of investment operations,  to December 31, 1998.

(b)  Total Return does not reflect expenses that apply to the related  insurance policies,  and  inclusion of these  charges  would reduce the total return figures for the periods shown.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(e)  Various expenses of the Fund were  voluntarily  absorbed by IFG for the six months ended June 30, 2003, the years ended December 31, 2002,  2001,  2000 and 1999 and the period ended  December 31, 1998.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been  0.78%,  1.89%,  2.70%,  5.28%,  9.72%  and  8.54%  (annualized), respectively,  and ratio of net  investment  income  (loss) to average  net assets  would have been 1.80%,  4.00%,  3.03%,  0.41%,
     (3.55%) and (1.70%) (annualized), respectively.

(f)  Annualized

(g)  Portfolio  Turnover  was  greater  than  expected  due  to  active  trading undertaken in response to market conditions.

(h)  Portfolio  Turnover  was greater  than  expected  during this period due to active trading  undertaken in response to market  conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S17   900489  7/03
I-VIREO-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-SMALL COMPANY GROWTH FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                          VIF-SMALL COMPANY GROWTH FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                    (3.46%)
--------------------------------------------------------------------------------
5 years                                    1.63%
--------------------------------------------------------------------------------
Since inception (8/97)                     2.94%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Biotechnology........................6.13%
            Diversified Banks....................5.49%
            Semiconductors.......................4.99%
            Health Care Equipment ...............4.60%
            Pharmaceuticals......................3.52%
            Application Software.................3.50%
            Specialty Stores.....................3.01%
            Investment Adviser/Broker Dealer
              Services...........................2.88%
            Oil & Gas Equipment..................2.81%
            IT Consulting & Other Services.......2.71%
            Other Industries....................52.55%
            Net Cash & Cash Equivalents..........7.81%

LINE GRAPH:.VIF - SMALL COMPANY GROWTH FUND

This line graph compares the value of a $10,000 investment in VIF - Small Company Growth Fund to the value of a $10,000 investment in the Russell 2000 Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - SMALL COMPANY GROWTH FUND     RUSSELL 2000 GROWTH
                                                INDEX(2)

8/97        $10,000                             $10,000
6/98        $10,930                             $10,454
6/99        $13,054                             $11,322
6/00        $23,746                             $14,536
6/01        $17,230                             $11,143
6/02        $12,275                             $ 8,357
6/03        $11,850                             $ 8,415

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

INVESTMENTS IN SMALL, DEVELOPING COMPANIES CARRY GREATER RISK THAN INVESTMENTS IN LARGER, MORE ESTABLISHED COMPANIES. THE SECURITIES OF SMALL COMPANIES TEND TO MOVE UP AND DOWN MORE RAPIDLY THAN THE SECURITIES PRICES OF LARGER, MORE ESTABLISHED COMPANIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
STACIE L. COWELL, CFA
Senior Vice President, INVESCO Funds Group. BA, Colgate University; MS in Finance, University of Colorado. Joined INVESCO in 1996. Began investment career in 1989.

CAMERON COOKE
Co-Portfolio Manager, INVESCO Funds Group. BA in Economics, University of North Carolina at Chapel Hill. Joined INVESCO in 2000. Began investment career in 1996.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                                              CONTRACTS OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
92.18  COMMON STOCKS
0.62   AEROSPACE & DEFENSE
       Alliant Techsystems(a)                                                        4,700         $     243,977
=================================================================================================================
0.59   AIR FREIGHT & COURIERS
       UTI Worldwide                                                                 7,400               230,806
=================================================================================================================
0.93   AIRLINES
       JetBlue Airways(a)                                                            8,650               365,808
=================================================================================================================
0.53   APPAREL, ACCESSORIES & LUXURY GOODS
       Coach Inc(a)                                                                  4,200               208,908
=================================================================================================================
1.88   APPAREL RETAIL
       Abercrombie & Fitch Class A Shrs(a)                                           6,500               184,665
       Chico's FAS(a)                                                                9,200               193,660
       Gymboree Corp(a)                                                             10,300               172,834
       Hot Topic(a)                                                                  7,000               188,370
=================================================================================================================
                                                                                                         739,529
3.50   APPLICATION SOFTWARE
       Cognos Inc(a)                                                                 5,200               140,400
       Documentum Inc(a)                                                             7,500               147,525
       FileNET Corp(a)                                                               9,900               178,596
       Jack Henry & Associates                                                      19,780               351,886
       Parametric Technology(a)                                                     45,600               139,080
       Quest Software(a)                                                            25,200               299,880
       SERENA Software(a)                                                            5,800               121,104
=================================================================================================================
                                                                                                       1,378,471
6.13   BIOTECHNOLOGY
       Bio-Rad Laboratories Class A Shrs(a)                                          2,700               149,445
       Biosite Inc(a)(b)                                                             1,800                86,580
       Biotech HOLDRs Trust(c)                                                       2,300               283,475
       Celgene Corp(a)                                                               4,200               127,680
       CV Therapeutics(a)(d)                                                         6,400               189,824
       Gen-Probe Inc(a)                                                              6,800               277,916
       IDEXX Laboratories(a)                                                         5,900               198,712
       Medicines Co(a)                                                               9,000               177,210
       Neurocrine Biosciences(a)                                                     3,700               184,778
       NPS Pharmaceuticals(a)                                                        7,600               184,984
       OSI Pharmaceuticals(a)                                                        4,800               154,608
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                                              CONTRACTS OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Regeneration Technologies(a)                                                 10,800         $     143,532
       Sepracor Inc(a)                                                               3,200                57,696
       Trimeris Inc(a)(b)                                                            4,300               196,424
=================================================================================================================
                                                                                                       2,412,864
1.76   BROADCASTING -- RADIO/TV
       Cumulus Media Class A Shrs(a)                                                11,800               223,374
       Lin TV Corp Class A Shrs(a)                                                   8,600               202,530
       Radio One Class D Shrs(a)                                                    15,100               268,327
=================================================================================================================
                                                                                                         694,231
1.65   CASINOS & GAMING
       Alliance Gaming(a)                                                           13,800               260,958
       Mandalay Resort Group                                                         4,500               143,325
       Station Casinos(a)                                                            9,700               244,925
=================================================================================================================
                                                                                                         649,208
2.46   COMMUNICATIONS EQUIPMENT
       ADTRAN Inc(a)                                                                 6,000               307,740
       Centillium Communications(a)                                                 21,700               215,047
       REMEC Inc(a)                                                                 17,100               119,016
       Tekelec(a)                                                                   28,850               326,005
=================================================================================================================
                                                                                                         967,808
0.60   COMPUTER STORAGE & PERIPHERALS
       Avid Technology(a)                                                            4,100               143,787
       Hutchinson Technology(a)                                                      2,800                92,092
=================================================================================================================
                                                                                                         235,879
0.78   CONSUMER ELECTRONICS
       Harman International Industries                                               3,900               308,646
=================================================================================================================
1.23   CONSUMER FINANCE
       iDine Rewards Network(a)                                                     17,800               244,572
       Providian Financial(a)                                                       25,900               239,834
=================================================================================================================
                                                                                                         484,406
5.49   DIVERSIFIED BANKS
       City National                                                                 6,390               284,738
       Cullen/Frost Bankers                                                          7,200               231,120
       Dime Community Bancshares                                                    12,500               318,125
       Greater Bay Bancorp                                                           8,300               170,482
       Investors Financial Services                                                 14,900               432,249
       New York Community Bancorp                                                    9,433               274,406
       Silicon Valley Bancshares(a)                                                  9,500               226,195
       Southwest Bancorp of Texas(a)                                                 6,900               224,319
=================================================================================================================
                                                                                                       2,161,634
1.31   DIVERSIFIED COMMERCIAL SERVICES
       Corporate Executive Board(a)                                                  6,700               273,494
       Corrections Corp of America(a)                                                9,500               240,635
=================================================================================================================
                                                                                                         514,129
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                                              CONTRACTS OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.72   DIVERSIFIED FINANCIAL SERVICES
       Portfolio Recovery Associates(a)(b)                                           9,100         $     283,829
=================================================================================================================
1.77   EDUCATION SERVICES
       Career Education(a)                                                           3,400               232,628
       Corinthian Colleges(a)                                                        6,200               301,134
       ITT Educational Services(a)                                                   3,020                88,335
       University of Phoenix Online(a)                                               1,433                72,653
=================================================================================================================
                                                                                                         694,750
1.94   ELECTRICAL COMPONENTS & EQUIPMENT
       Aeroflex Inc(a)                                                              36,620               283,439
       Benchmark Electronics(a)                                                      7,200               221,472
       Microsemi Corp(a)                                                            16,100               257,600
=================================================================================================================
                                                                                                         762,511
1.12   ELECTRONIC EQUIPMENT MANUFACTURERS
       Cognex Corp(a)                                                               11,394               254,656
       Plexus Corp(a)                                                               16,200               186,786
=================================================================================================================
                                                                                                         441,442
1.86   EMPLOYMENT SERVICES
       FTI Consulting(a)                                                             6,750               168,547
       Heidrick & Struggles International(a)                                        21,800               275,116
       Resources Connection(a)                                                      12,100               288,706
=================================================================================================================
                                                                                                         732,369
0.97   ENVIRONMENTAL SERVICES
       Stericycle Inc(a)                                                             4,200               161,616
       Waste Connections(a)                                                          6,260               219,413
=================================================================================================================
                                                                                                         381,029
1.65   FOOD DISTRIBUTORS
       Performance Food Group(a)                                                     8,800               325,600
       United Natural Foods(a)                                                      11,500               323,610
=================================================================================================================
                                                                                                         649,210
1.19   GENERAL MERCHANDISE STORES
       Fred's Inc Class A Shrs                                                       7,600               282,568
       Ross Stores                                                                   4,300               183,782
=================================================================================================================
                                                                                                         466,350
1.46   HEALTH CARE DISTRIBUTORS
       DaVita Inc(a)                                                                 5,400               144,612
       Henry Schein(a)                                                               5,800               303,572
       Renal Care Group(a)                                                           3,600               126,756
=================================================================================================================
                                                                                                         574,940
4.60   HEALTH CARE EQUIPMENT
       Advanced Neuromodulation Systems(a)                                           5,200               269,204
       ALARIS Medical Systems(a)                                                    12,200               157,990
       ArthroCare Corp(a)                                                            8,490               142,292
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                                              CONTRACTS OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Conceptus Inc(a)(b)                                                           8,500         $     119,425
       CTI Molecular Imaging(a)(b)                                                   8,000               151,280
       Integra LifeSciences Holdings(a)                                              6,700               176,746
       ResMed Inc(a)                                                                 4,700               184,240
       Varian Medical Systems(a)                                                     3,400               195,738
       VISX Inc(a)                                                                   9,700               168,295
       Wilson Greatbatch Technologies(a)                                             3,600               129,960
       Zoll Medical(a)                                                               3,400               114,104
=================================================================================================================
                                                                                                       1,809,274
0.73   HEALTH CARE FACILITIES
       Community Health Systems(a)                                                   7,300               140,817
       Triad Hospitals(a)                                                            5,900               146,438
=================================================================================================================
                                                                                                         287,255
0.50   HEALTH CARE SUPPLIES
       Cooper Cos                                                                    3,900               135,603
       INAMED Corp(a)                                                                1,100                59,059
=================================================================================================================
                                                                                                         194,662
0.23   HOMEBUILDING
       Ryland Group                                                                  1,300                90,220
=================================================================================================================
0.72   INDUSTRIAL MACHINERY
       Kennametal Inc                                                                8,400               284,256
=================================================================================================================
0.30   INTERNET RETAIL
       Secure Computing(a)                                                          13,400               116,982
=================================================================================================================
1.07   INTERNET SOFTWARE & SERVICES
       FreeMarkets Inc(a)                                                           14,500               100,920
       RSA Security(a)                                                              15,990               171,893
       webMethods Inc(a)                                                            18,100               147,153
=================================================================================================================
                                                                                                         419,966
2.88   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Affiliated Managers Group(a)                                                  4,550               277,322
       Eaton Vance                                                                  14,500               458,200
       Raymond James Financial                                                      12,000               396,600
=================================================================================================================
                                                                                                       1,132,122
0.96   INVESTMENT COMPANIES
       Nasdaq-100 Trust Series 1 Shrs(a)                                            12,600               377,370
=================================================================================================================
2.71   IT CONSULTING & OTHER SERVICES
       BISYS Group(a)                                                                9,300               170,841
       Cognizant Technology Solutions Class A Shrs(a)                                5,800               141,288
       Manhattan Associates(a)                                                       4,800               124,656
       MAXIMUS Inc(a)                                                               10,600               292,878
       SRA International Class A Shrs(a)                                            10,500               336,000
=================================================================================================================
                                                                                                       1,065,663
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                                              CONTRACTS OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.57   LEISURE PRODUCTS
       Leapfrog Enterprises Class A Shrs(a)                                          7,000         $     222,670
=================================================================================================================
0.65   MANAGED HEALTH CARE
       Mid Atlantic Medical Services(a)                                               4,900              256,270
=================================================================================================================
0.77   MOVIES & ENTERTAINMENT
       Regal Entertainment Group Class A Shrs                                        12,900              304,182
=================================================================================================================
2.21   NETWORKING EQUIPMENT
       Extreme Networks(a)                                                           32,800              173,840
       Foundry Networks(a)                                                           19,500              280,800
       NetScreen Technologies(a)                                                     12,700              286,385
       SafeNet Inc(a)                                                                 4,600              128,708
=================================================================================================================
                                                                                                         869,733
0.57   OFFICE ELECTRONICS
       Zebra Technologies Class A Shrs(a)                                             3,000              225,570
=================================================================================================================
1.55   OIL & GAS DRILLING
       Patterson-UTI Energy(a)                                                        8,800              285,120
       Precision Drilling(a)                                                          8,600              324,736
=================================================================================================================
                                                                                                         609,856
2.81   OIL & GAS EQUIPMENT & SERVICES
       Key Energy Services(a)                                                        24,800              265,856
       Maverick Tube(a)                                                              15,000              287,250
       National-Oilwell Inc(a)                                                       13,900              305,800
       Tidewater Inc                                                                  8,400              246,708
=================================================================================================================
                                                                                                       1,105,614
2.32   OIL & GAS EXPLORATION & PRODUCTION
       Evergreen Resources(a)                                                         5,300              287,843
       Forest Oil(a)                                                                 10,200              256,224
       Spinnaker Exploration(a)                                                      14,100              369,420
=================================================================================================================
                                                                                                         913,487
0.71   PACKAGED FOODS & MEATS
       American Italian Pasta Class A Shrs(a)                                         6,710              279,472
=================================================================================================================
0.64   PERSONAL PRODUCTS
       NBTY Inc(a)                                                                   11,900              250,614
=================================================================================================================
3.52   PHARMACEUTICALS
       aaiPharma Inc(a)(b)                                                           15,600              310,128
       Adolor Corp(a)                                                                 6,100               74,847
       Andrx Group(a)                                                                 8,300              165,170
       Connetics Corp(a)                                                              5,100               76,347
       Ligand Pharmaceuticals Class B Shrs(a)                                        13,200              179,388
       MGI Pharma(a)                                                                  7,600              194,788
       Pharmaceutical Resources(a)                                                    4,100              199,506
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                                              CONTRACTS OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Taro Pharmaceutical Industries Ltd(a)                                         3,400         $     186,592
=================================================================================================================
                                                                                                       1,386,766
0.48   PHOTOGRAPHIC PRODUCTS
       Pinnacle Systems(a)                                                          17,500               187,250
=================================================================================================================
1.34   PUBLISHING & PRINTING
       Getty Images(a)                                                               5,400               223,020
       McClatchy Co Class A Shrs                                                     5,300               305,386
=================================================================================================================
                                                                                                         528,406
0.33   REAL ESTATE MANAGEMENT & DEVELOPMENT
       WCI Communities(a)                                                            6,800               130,764
=================================================================================================================
1.23   REINSURANCE
       Platinum Underwriters Holdings Ltd                                           10,400               282,256
       RenaissanceRe Holdings Ltd                                                    4,400               200,288
=================================================================================================================
                                                                                                         482,544
1.11   RESTAURANTS
       Panera Bread Class A Shrs(a)                                                  5,100               204,000
       P.F. Chang's China Bistro(a)                                                  4,700               231,287
=================================================================================================================
                                                                                                         435,287
2.46   SEMICONDUCTOR EQUIPMENT
       ATMI Inc(a)                                                                   7,400               184,778
       Cymer Inc(a)                                                                  6,600               211,266
       Entegris Inc(a)                                                              10,100               135,744
       MKS Instruments(a)                                                           14,300               258,401
       Varian Semiconductor Equipment Associates(a)                                  6,000               178,560
=================================================================================================================
                                                                                                         968,749
4.99   SEMICONDUCTORS
       Artisan Components(a)                                                         5,500               124,355
       ChipPAC Inc Class A Shrs(a)                                                  19,600               150,332
       Exar Corp(a)                                                                 15,000               237,450
       FormFactor Inc(a)                                                             1,100                19,470
       Integrated Circuit Systems(a)                                                11,400               358,302
       International Rectifier(a)                                                    5,700               152,874
       OmniVision Technologies(a)(b)                                                 3,200                99,840
       Power Integrations(a)                                                        11,700               284,544
       QLogic Corp(a)                                                                3,400               164,322
       Skyworks Solutions(a)                                                        27,000               182,790
       Zoran Corp(a)                                                                 9,900               190,179
=================================================================================================================
                                                                                                       1,964,458
3.01   SPECIALTY STORES
       Guitar Center(a)                                                              5,500               159,500
       Hollywood Entertainment(a)                                                   20,300               349,160
       Linens 'n Things(a)                                                           8,240               194,546
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                                              CONTRACTS OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       PETCO Animal Supplies(a)                                                      9,200         $     200,008
       Pier 1 Imports                                                               13,700               279,480
=================================================================================================================
                                                                                                       1,182,694
1.64   SYSTEMS SOFTWARE
       Borland Software(a)                                                          17,900               174,883
       Legato Systems(a)                                                            18,900               158,571
       Magma Design Automation(a)                                                    7,200               123,480
       Micromuse Inc(a)                                                             23,500               187,765
=================================================================================================================
                                                                                                         644,699
1.47   TRUCKING
       Arkansas Best                                                                 6,900               164,151
       J.B. Hunt Transport Services(a)                                               8,500               320,875
       Yellow Corp(a)                                                                4,000                92,600
=================================================================================================================
                                                                                                         577,626
0.96   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Partners Class A Shrs(a)                                              26,400               192,720
       Western Wireless Class A Shrs(a)                                             16,100               185,634
=================================================================================================================
                                                                                                         378,354
       TOTAL COMMON STOCKS (COST $31,698,632)                                                         36,265,569
=================================================================================================================
13.42  SHORT-TERM INVESTMENTS
0.47   US GOVERNMENT OBLIGATIONS
       US Government Securities(e)(Cost $185,131)                             $    185,131               185,131
=================================================================================================================
2.68   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve Fund(e)(f), 1.047%
         (Cost $1,053,624)                                                       1,053,624             1,053,624
=================================================================================================================
10.27  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $4,041,121 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $4,230,330)
         (Cost $4,041,000)                                                    $  4,041,000             4,041,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (COST $5,279,755)                                                  5,279,755
=================================================================================================================
0.01   OPTIONS PURCHASED -- PUTS
0.01   BIOTECHNOLOGY
       CV Therapeutics, 10/18/2003, $22.50 (Cost $6,016)                                35                 5,513
=================================================================================================================
105.61 TOTAL INVESTMENTS AT VALUE
        (COST $36,984,403)                                                                            41,550,837
=================================================================================================================
(5.61) OTHER ASSETS LESS LIABILITIES                                                                  (2,207,338)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  39,343,499
=================================================================================================================

(a)  Security is non-income producing.

(b)  Loaned security, a portion or all of the security is on loan June 30, 2003.

(c)  HOLDRs - Holding Company Depositary Receipts.

(d)  Securities are pledged with broker as collateral for written options.

(e) The security is purchased with the cash collateral received from securities on loan (Note 5).

(f)  Security is an affiliated company (Note 4).

OPTION CONTRACTS

                                 NUMBER OF     EXPIRATION   EXERCISE      PREMIUM
                                 CONTRACTS           DATE      PRICE     RECEIVED     VALUE
---------------------------------------------------------------------------------------------
OPTIONS WRITTEN
CALLS
CV Therapeutics                        (35)       8/16/03   $  37.50     $  1,326  $  (1,575)
=============================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                          SMALL
                                                                        COMPANY
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                                  $   36,984,403
================================================================================
  At Value(a)(b)                                                 $   41,550,837
Cash                                                                    122,420
Receivables:
  Investment Securities Sold                                            113,647
  Fund Shares Sold                                                       23,252
  Dividends and Interest                                                  3,184
Prepaid Expenses and Other Assets                                           565
================================================================================
TOTAL ASSETS                                                         41,813,905
================================================================================
LIABILITIES
Options Written at Value (Premiums Received $1,326)                       1,575
Payables:
  Investment Securities Purchased                                       467,955
  Fund Shares Repurchased                                               756,220
  Securities Loaned                                                   1,238,755
Accrued Expenses and Other Payables                                       5,901
================================================================================
TOTAL LIABILITIES                                                     2,470,406
================================================================================
NET ASSETS AT VALUE                                              $   39,343,499
================================================================================
NET ASSETS
Paid-in Capital(c)                                               $   53,734,111
Accumulated Undistributed Net Investment Loss                          (149,738)
Accumulated Undistributed Net Realized Loss on Investment
  Securities and Option Contracts                                   (18,807,059)
Net Appreciation of Investment Securities and Option Contracts        4,566,185
================================================================================
NET ASSETS AT VALUE                                              $   39,343,499
================================================================================
Shares Outstanding                                                    3,442,440
NET ASSET VALUE, Offering and Redemption Price per Share         $        11.43
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $4,041,000.

(b) Investment securities at cost and value at June 30, 2003 includes $1,173,557 of securities loaned (Note 5).

(c) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                                          SMALL
                                                                        COMPANY
                                                                         GROWTH
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $       38,394
Interest                                                                 15,270
Securities Loaned Income                                                  3,482
================================================================================
  TOTAL INCOME                                                           57,146
================================================================================
EXPENSES
Investment Advisory Fees                                                123,546
Administrative Services Fees                                             48,653
Custodian Fees and Expenses                                              10,839
Directors' Fees and Expenses                                              5,377
Professional Fees and Expenses                                            9,909
Registration Fees and Expenses                                              189
Reports to Shareholders                                                   7,357
Transfer Agent Fees                                                       2,500
Other Expenses                                                            1,209
================================================================================
  TOTAL EXPENSES                                                        209,579
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser            (3,435)
  Fees and Expenses Paid Indirectly                                        (234)
================================================================================
     NET EXPENSES                                                       205,910
================================================================================
NET INVESTMENT LOSS                                                    (148,764)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain on:
  Investment Securities                                                  62,537
  Option Contracts                                                        4,883
================================================================================
     Total Net Realized Gain                                             67,420
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                               4,548,844
  Option Contracts                                                          249
================================================================================
     Total Change in Net Appreciation/Depreciation                    4,549,093
================================================================================
NET GAIN ON INVESTMENT SECURITIES AND OPTION CONTRACTS                4,616,513
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  4,467,749
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
SMALL COMPANY GROWTH FUND

                                                                SIX MONTHS                YEAR
                                                                     ENDED               ENDED
                                                                   JUNE 30         DECEMBER 31
------------------------------------------------------------------------------------------------
                                                                      2003                2002
                                                                 UNAUDITED
OPERATIONS
Net Investment Loss                                         $    (148,764)       $    (296,580)
Net Realized Gain (Loss)                                           67,420           (9,458,459)
Change in Net Appreciation/Depreciation                         4,549,093           (3,155,373)
================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           4,467,749          (12,910,412)
================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                  21,874,132           32,291,030
Amounts Paid for Repurchases of Shares                        (19,988,850)         (25,600,737)
================================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                  1,885,282            6,690,293
================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                         6,353,031           (6,220,119)
NET ASSETS
Beginning of Period                                            32,990,468           39,210,587
===============================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($149,738) and ($974),
  respectively)                                             $  39,343,499        $  32,990,468
===============================================================================================

     -------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                     2,123,193            2,863,484
Shares Repurchased                                             (1,935,579)          (2,272,348)
===============================================================================================
NET INCREASE IN FUND SHARES                                       187,614              591,136
===============================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real
Estate Opportunity Fund, Small Company Growth Fund (the "Fund", presented herein), Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $   37,569,549
                                                                 ==============

   Gross Tax Unrealized Appreciation                             $    5,454,596
   Gross Tax Unrealized Depreciation                                  1,473,308
                                                                 --------------
   Net Tax Appreciation on Investments                           $    3,981,288
                                                                 ==============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of written option contracts.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002 were $815,310.

F. OPTIONS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2003, was as follows:

                                                              CALL OPTIONS
--------------------------------------------------------------------------------
                                                         NUMBER          AMOUNT
                                                     OF OPTIONS     OF PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at December 31, 2002                      0     $         0
Options written                                             (76)         10,986
Options closed or expired                                    41          (9,660)
Options outstanding at June 30, 2003                        (35)    $     1,326

G. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the years ended December 31, 2005 and 2006, are $9,392 and $6,985, respectively.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $19,745,226 and $17,758,164, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Director's Fees and Expenses in the Statement of Operations were $262, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $453.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               14,228,316   $  14,228,316    13,875,842  $  13,875,842        $     0     $  1,053,624

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2003, the Fund had on loan securities valued at $1,173,557 and the cash collateral of $1,238,755 has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and U.S. Government Obligations, and is disclosed in the Statement of Investment Securities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received from the Fund, $3,482 was received from investments in INVESCO Treasurer's Series Money Market Reserve Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
SMALL COMPANY GROWTH FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              SIX MONTHS
                                                   ENDED
                                                 JUNE 30                            YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                    2003         2002         2001         2000         1999         1998
                                               UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period          $  10.14     $  14.72     $  18.07     $  22.01     $  11.51     $   9.91
==========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(a)                             (0.04)       (0.00)       (0.00)       (0.00)       (0.00)       (0.01)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    1.33        (4.58)       (3.35)       (3.35)       10.50         1.62
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    1.29        (4.58)       (3.35)       (3.35)       10.50         1.61
==========================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.00         0.00         0.00         0.00         0.00         0.01
Distributions from Capital Gains                    0.00         0.00         0.00         0.59         0.00         0.00
==========================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00         0.00         0.00         0.59         0.00         0.01
==========================================================================================================================
Net Asset Value -- End of Period                $  11.43     $  10.14     $  14.72     $  18.07     $  22.01     $  11.51
==========================================================================================================================

TOTAL RETURN(b)                                   12.72%(c)   (31.11%)     (18.54%)     (14.98%)      91.06%       16.38%

RATIOS
Net Assets -- End of Period ($000 Omitted)      $39,343      $32,990      $39,211      $24,765      $4,950       $1,036
Ratio of Expenses to Average Net Assets(d)(e)    0.62%(c)     1.25%        1.25%        1.37%       1.70%        1.87%
Ratio of Net Investment Loss to
  Average Net Assets(e)                         (0.45%)(c)   (0.87%)      (0.48%)      (0.64%)     (0.71%)      (0.90%)
Portfolio Turnover Rate                            57%(c)       95%          88%         155%       201%(f)        92%

(a) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002, 2001, 2000 and 1999.

(b) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2003, and the years ended December 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.63%, 1.31%, 1.29%, 1.43%, 4.05% and 12.46%, respectively, and ratio of net investment loss to average net assets would have been (0.46%), (0.93%), (0.52%), (0.70%), (3.06%) and (11.49%), respectively.

(f) Portfolio Turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S14   900488  7/03
I-VISCG-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TECHNOLOGY FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                          (3.75%)
--------------------------------------------------------------------------------
5 years                                         (6.41%)
--------------------------------------------------------------------------------
Since inception (5/97)                          (0.29%)
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Semiconductors......................19.19%
            Systems Software....................10.77%
            Application Software.................9.89%
            Computer Storage & Peripherals ......6.79%
            Communications Equipment.............6.73%
            Networking Equipment.................6.27%
            Computer Hardware....................5.96%
            Semiconductor Equipment..............5.43%
            Internet Retail......................3.92%
            Electronic Equipment
               Manufacturers.....................3.83%
            Other Industries....................14.38%
            Net Cash & Cash Equivalents..........6.84%

LINE GRAPH:   VIF - TECHNOLOGY FUND

This line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

      VIF - TECHNOLOGY FUND   S&P 500 INDEX(R)(2)     NASDAQ COMPOSITE INDEX(2)

5/97  $10,000                 $10,000                 $10,000
6/98  $13,680                 $13,596                 $13,531
6/99  $20,497                 $16,689                 $19,182
6/00  $43,207                 $17,899                 $28,323
6/01  $19,414                 $15,247                 $15,433
6/02  $10,206                 $12,505                 $10,448
6/03  $ 9,823                 $12,537                 $11,588

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
WILLIAM R. KEITHLER, CFA
Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
92.95  COMMON STOCKS
9.89   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                                79,480         $   1,907,520
       Autodesk Inc                                                                 26,500               428,240
       BEA Systems(a)                                                              160,400             1,741,944
       Business Objects SA Sponsored ADR Representing Ord Shrs(a)                   26,300               577,285
       Check Point Software Technologies Ltd(a)                                     70,600             1,380,230
       Cognos Inc(a)                                                                30,400               820,800
       Intuit Inc(a)                                                                26,300             1,171,139
       Macromedia Inc(a)                                                            15,300               321,912
       Mercury Interactive(a)                                                       46,600             1,799,226
       SAP AG Sponsored ADR Representing 1/4 Ord Shr                                 7,500               219,150
       Siebel Systems(a)                                                            91,200               870,048
       Software HOLDRs Trust(b)                                                     40,200             1,269,516
       Synopsys Inc(a)                                                               7,400               457,690
       Verity Inc(a)                                                                36,100               457,026
=================================================================================================================
                                                                                                      13,421,726
1.22   BIOTECHNOLOGY
       Amgen Inc(a)                                                                 13,900               923,516
       Genentech Inc(a)                                                             10,100               728,412
=================================================================================================================
                                                                                                       1,651,928
0.44   CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)                                                 20,000               603,600
=================================================================================================================
6.73   COMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                                   202,900               472,351
       Advanced Fibre Communications(a)                                             10,400               169,208
       Alcatel Sponsored ADR Representing Ord Shrs(a)                              117,300             1,049,835
       CIENA Corp(a)                                                                39,800               206,562
       Corning Inc(a)                                                              102,000               753,780
       JDS Uniphase(a)                                                              69,300               243,243
       Lucent Technologies(a)                                                      305,700               620,571
       Motorola Inc                                                                 34,900               329,107
       Nokia Corp Sponsored ADR Representing Ord Shrs                              119,900             1,969,957
       Nortel Networks(a)                                                          312,700               844,290
       QUALCOMM Inc                                                                 20,650               738,238
       UTStarcom Inc(a)                                                             49,000             1,742,930
=================================================================================================================
                                                                                                       9,140,072
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
5.96   COMPUTER HARDWARE
       Apple Computer(a)                                                            37,100         $      709,352
       Dell Inc(a)                                                                 120,900              3,863,964
       Hewlett-Packard Co                                                           64,200              1,367,460
       International Business Machines                                              26,100              2,153,250
==================================================================================================================
                                                                                                        8,094,026
6.79   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                                                 288,100              3,016,407
       Emulex Corp(a)                                                               45,900              1,045,143
       Lexmark International Class A Shrs(a)                                        15,500              1,096,935
       McDATA Corp Class A Shrs(a)                                                  68,200              1,000,494
       Network Appliance(a)                                                        129,800              2,104,058
       Seagate Technology(a)                                                        54,000                953,100
==================================================================================================================
                                                                                                        9,216,137
3.13   DATA PROCESSING SERVICES
       First Data                                                                   50,200              2,080,288
       Fiserv Inc(a)                                                                29,050              1,034,470
       Paychex Inc                                                                  38,600              1,131,366
==================================================================================================================
                                                                                                        4,246,124
0.79   DIVERSIFIED COMMERCIAL SERVICES
       CheckFree Corp(a)                                                            38,600              1,074,624
==================================================================================================================
3.83   ELECTRONIC EQUIPMENT MANUFACTURERS
       Celestica Inc(a)                                                             55,100                868,376
       Flextronics International Ltd(a)                                            145,400              1,510,706
       Garmin Ltd(a)                                                                 2,700                107,649
       Jabil Circuit(a)                                                             55,700              1,230,970
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(c)                       6,100                907,375
       Sanmina-SCI Corp(a)                                                          42,300                266,913
       Thermo Electron(a)                                                           14,700                308,994
==================================================================================================================
                                                                                                        5,200,983
0.44   HEALTH CARE EQUIPMENT
       Varian Medical Systems(a)                                                    10,300                592,971
==================================================================================================================
0.30   INTEGRATED TELECOMMUNICATION SERVICES
       SBC Communications                                                            7,700                196,735
       Verizon Communications                                                        5,300                209,085
==================================================================================================================
                                                                                                          405,820
3.92   INTERNET RETAIL
       Amazon.com Inc(a)                                                            35,100              1,280,799
       eBay Inc(a)                                                                  38,800              4,042,184
==================================================================================================================
                                                                                                        5,322,983
2.18   INTERNET SOFTWARE & SERVICES
       VeriSign Inc(a)                                                              71,500                988,845
       Yahoo! Inc(a)                                                                60,100              1,968,876
==================================================================================================================
                                                                                                        2,957,721
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.81   IT CONSULTING & OTHER SERVICES
       Affiliated Computer Services Class A Shrs(a)                                 13,900         $     635,647
       BISYS Group(a)                                                               25,300               464,761
=================================================================================================================
                                                                                                       1,100,408
1.53   LEISURE FACILITIES
       InterActive Corp(a)                                                          52,340             2,071,094
=================================================================================================================
0.63   LEISURE PRODUCTS
       Electronic Arts(a)                                                           11,500               850,885
=================================================================================================================
0.53   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                           44,400               714,396
=================================================================================================================
6.27   NETWORKING EQUIPMENT
       Cisco Systems(a)(d)                                                         394,500             6,584,205
       Juniper Networks(a)                                                          68,100               842,397
       NetScreen Technologies(a)                                                    47,700             1,075,635
=================================================================================================================
                                                                                                       8,502,237
0.50   PHARMACEUTICALS
       Teva Pharmaceutical Industries Ltd Sponsored ADR Representing Ord Shrs       12,000               683,160
=================================================================================================================
5.43   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                                        121,000             1,919,060
       ASML Holding NV New York Registered Shrs(a)                                  38,100               364,236
       Axcelis Technologies(a)                                                      26,900               164,628
       KLA-Tencor Corp(a)                                                           30,600             1,422,594
       Lam Research(a)                                                              72,700             1,323,867
       Novellus Systems(a)                                                          38,100             1,395,260
       Teradyne Inc(a)                                                              45,100               780,681
=================================================================================================================
                                                                                                       7,370,326
19.19  SEMICONDUCTORS
       Altera Corp(a)                                                               61,100             1,002,040
       Analog Devices(a)                                                            19,800               689,436
       Applied Micro Circuits(a)                                                   103,500               626,175
       Broadcom Corp Class A Shrs(a)                                                93,300             2,324,103
       Chartered Semiconductor Manufacturing Ltd Sponsored ADR
         Representing 10 Ord Shrs(a)                                                37,300               192,095
       ChipPAC Inc Class A Shrs(a)                                                  19,400               148,798
       Cypress Semiconductor(a)                                                     31,900               382,800
       Fairchild Semiconductor International Class A Shrs(a)                        19,600               250,684
       GlobespanVirata Inc(a)                                                      125,600             1,036,200
       Intel Corp                                                                  257,200             5,345,645
       Intersil Corp Class A Shrs(a)                                                36,800               979,248
       Linear Technology                                                            50,600             1,629,826
       Maxim Integrated Products                                                    59,300             2,027,467
       Microchip Technology                                                         41,575             1,023,992
       Micron Technology(a)                                                         51,500               598,945
       National Semiconductor(a)                                                    33,200               654,704
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       PMC-Sierra Inc(a)                                                            32,000         $     375,360
       QLogic Corp(a)                                                               40,000             1,933,200
       Taiwan Semiconductor Manufacturing Ltd Sponsored ADR
         Representing 5 Ord Shrs                                                   131,648             1,327,012
       Texas Instruments                                                            61,500             1,082,400
       United Microelectronics Sponsored ADR Representing 5 Ord Shrs                91,031               341,366
       Vitesse Semiconductor(a)                                                    155,600               765,552
       Xilinx Inc(a)                                                                51,500             1,303,465
=================================================================================================================
                                                                                                      26,040,513
10.77  SYSTEMS SOFTWARE
       Adobe Systems                                                                61,800             1,981,926
       Micromuse Inc(a)                                                             52,300               417,877
       Microsoft Corp                                                              216,400             5,542,004
       Oracle Corp(a)                                                              219,200             2,634,784
       Red Hat(a)                                                                   45,500               344,435
       Symantec Corp(a)                                                             28,900             1,267,554
       VERITAS Software(a)                                                          84,600             2,425,482
=================================================================================================================
                                                                                                      14,614,062
1.67   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                                    50,800               417,068
       Nextel Communications Class A Shrs(a)                                        55,000               994,400
       Vodafone Group PLC Sponsored ADR Representing 10 Ord Shrs                    43,300               850,845
=================================================================================================================
                                                                                                       2,262,313
       TOTAL COMMON STOCKS (COST $118,386,812)                                                       126,138,109
=================================================================================================================
0.21   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(e)(f) (Cost $783,067)                                                   281,119
=================================================================================================================
7.52   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
        7/1/2003 at 1.080%, repurchased at $10,212,306 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
        Floating Rate due 12/29/2003 at 0.935%, value $10,690,833)
        (Cost $10,212,000)                                                  $   10,212,000            10,212,000
=================================================================================================================
100.68 TOTAL INVESTMENTS AT VALUE
        (COST $129,381,879)                                                                          136,631,228
=================================================================================================================
(0.68) OTHER ASSETS LESS LIABILITIES                                                                    (927,360)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $ 135,703,868
=================================================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts.

(c) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(d) Security has been designated as collateral for remaining commitments to purchase additional interest in BlueStream Ventures LP.

(e) The Fund has remaining commitments of $675,000 to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(f)  The following is a restricted and illiquid security at June 30, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
                                                                           % OF
                                        ACQUISITION   ACQUISITION    NET ASSETS
DESCRIPTION                                   DATES         COSTS      AT VALUE
--------------------------------------------------------------------------------
BlueStream Ventures LP               8/3/00-12/9/02    $  783,067        0.21%
================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                     TECHNOLOGY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                   $    129,381,879
================================================================================
  At Value(a)                                                  $    136,631,228
Receivables:
  Investment Securities Sold                                             79,423
  Fund Shares Sold                                                      116,249
  Dividends and Interest                                                 12,024
Prepaid Expenses and Other Assets                                         1,616
================================================================================
TOTAL ASSETS                                                        136,840,540
================================================================================
LIABILITIES
Payables:
  Custodian                                                              14,647
  Investment Securities Purchased                                       935,557
  Fund Shares Repurchased                                               176,857
Accrued Expenses and Other Payables                                       9,611
================================================================================
TOTAL LIABILITIES                                                     1,136,672
================================================================================
NET ASSETS AT VALUE                                            $    135,703,868
================================================================================
NET ASSETS
Paid-in Capital(b)                                             $    657,195,156
Accumulated Undistributed Net Investment Loss                          (429,723)
Accumulated Undistributed Net Realized Loss on Investment
  Securities, Foreign Currency Transactions and Option
  Contracts                                                        (528,310,914)
Net Appreciation of Investment Securities and Foreign
  Currency Transactions                                               7,249,349
================================================================================
NET ASSETS AT VALUE                                            $    135,703,868
================================================================================
Shares Outstanding                                                   13,930,581
NET ASSET VALUE, Offering and Redemption Price per Share       $           9.74
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $10,212,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

                                                                     TECHNOLOGY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $        192,323
Dividends from Affiliated Investment Companies                              636
Interest                                                                 32,625
Securities Loaned Income                                                  4,347
  Foreign Taxes Withheld                                                (10,013)
================================================================================
  TOTAL INCOME                                                          219,918
================================================================================
EXPENSES
Investment Advisory Fees                                                429,203
Administrative Services Fees                                            156,652
Custodian Fees and Expenses                                              14,629
Directors' Fees and Expenses                                              8,117
Interest Expenses                                                           164
Professional Fees and Expenses                                           12,745
Registration Fees and Expenses                                              131
Reports to Shareholders                                                  13,847
Transfer Agent Fees                                                       2,500
Other Expenses                                                            4,004
================================================================================
  TOTAL EXPENSES                                                        641,992
  Fees and Expenses Paid Indirectly                                        (247)
================================================================================
     NET EXPENSES                                                       641,745
================================================================================
NET INVESTMENT LOSS                                                    (421,827)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                             (21,046,527)
  Foreign Currency Transactions                                            (198)
  Option Contracts                                                      210,837
================================================================================
     Total Net Realized Loss                                        (20,835,888)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                              41,140,956
  Option Contracts                                                      (65,006)
================================================================================
     Total Change in Net Appreciation/Depreciation                   41,075,950
================================================================================
NET GAIN ON INVESTMENT SECURITIES, FOREIGN CURRENCY
  TRANSACTIONS AND OPTION CONTRACTS                                  20,240,062
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     19,818,235
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TECHNOLOGY FUND

                                                                        SIX MONTHS                      YEAR
                                                                             ENDED                     ENDED
                                                                           JUNE 30               DECEMBER 31
-------------------------------------------------------------------------------------------------------------
                                                                              2003                      2002
                                                                         UNAUDITED
OPERATIONS
Net Investment Loss                                                  $    (421,827)           $   (1,520,716)
Net Realized Loss                                                      (20,835,888)             (148,867,842)
Change in Net Appreciation/Depreciation                                 41,075,950                42,638,096
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                                       19,818,235              (107,750,462)
=============================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                           61,402,687               244,404,692
Amounts Paid for Repurchases of Shares                                 (51,025,248)             (271,398,789)
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS      10,377,439               (26,994,097)
=============================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 30,195,674              (134,744,559)
NET ASSETS
Beginning of Period                                                    105,508,194               240,252,753
=============================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($429,723) and ($7,896), respectively)      $ 135,703,868            $  105,508,194
=============================================================================================================

        --------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                              6,884,383                21,387,719
Shares Repurchased                                                      (5,874,022)              (24,095,810)
=============================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                   1,010,361                (2,708,091)
=============================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund (the "Fund", presented herein), Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $  148,027,701
                                                                 ==============

   Gross Tax Unrealized Appreciation                             $   14,086,615
   Gross Tax Unrealized Depreciation                                 25,483,088
                                                                 --------------
   Net Tax Depreciation on Investments                           $  (11,396,473)
                                                                 ==============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $13,785,544.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2003, was as follows:

                                                             CALL OPTIONS               PUT OPTIONS
-------------------------------------------------------------------------------------------------------

                                                       NUMBER      AMOUNT          NUMBER       AMOUNT
                                                   OF OPTIONS OF PREMIUMS      OF OPTIONS   OF PREMIUMS
-------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2002                (502)   $  88,851               0    $        0
Options written                                       (1,411)     314,317            (220)       34,539
Options closed or expired                              1,913     (403,168)            220       (34,539)
Options outstanding at June 30, 2003                       0    $       0               0    $        0

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $57,962,592 and $52,939,678, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $885, and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities was $3,083.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               14,557,850   $  14,557,850   14,917,182   $  14,917,182       $      0             --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recoreded in the Statement of Operations. Of the securities lending income received for the Fund, $4,332 was received from investments in INVESCO Treasurer's Series Money Market Reserve Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, the Fund borrowed cash at a weighted average rate of 1.51% and interest expenses amounted to $164.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                   ENDED
                                                 JUNE 30                            YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                    2003         2002         2001         2000         1999         1998
                                               UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   8.17     $  15.37     $  28.37     $  37.13     $  14.34     $  11.49
==========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Loss(b)                             (0.03)       (0.00)       (0.12)       (0.01)       (0.00)       (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    1.60        (7.20)      (12.88)       (8.68)       22.79         2.96
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    1.57        (7.20)      (13.00)       (8.69)       22.79         2.93
==========================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.00         0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains                    0.00         0.00         0.00         0.07         0.00         0.06
==========================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00         0.00         0.00         0.07         0.00         0.08
==========================================================================================================================
Net Asset Value -- End of Period                $   9.74    $    8.17     $  15.37     $  28.37     $  37.13     $  14.34
==========================================================================================================================

TOTAL RETURN(c)                                   19.22%(d)   (46.84%)     (45.82%)     (23.42%)     158.93%        25.69%

RATIOS
Net Assets -- End of Period ($000 Omitted)     $135,704     $105,508      $240,253     $443,773     $93,992      $1,577
Ratio of Expenses to Average Net Assets(e)(f)    0.56%(d)      1.11%        1.07%        1.02%        1.31%       1.40%
Ratio of Net Investment Loss to
  Average Net Assets(f)                        (0.37%)(d)     (0.96%)      (0.66%)      (0.34%)      (0.40%)     (0.14%)
Portfolio Turnover Rate                           48%(d)         92%          88%          82%          95%        239%

(a) The per share information was computed based on average shares for the year ended December 31, 2001.

(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002 and 1999.

(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52% and 6.47%, respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%) and (5.21%), respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S13   900484  7/03
I-VITEC-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TELECOMMUNICATIONS FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                          6.69%
--------------------------------------------------------------------------------
3 years                                       (44.01%)
--------------------------------------------------------------------------------
Since inception (9/99)                        (26.04%)
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Integrated Telecommunications
               Services.........................25.40%
            Communications Equipment............18.71%
            Wireless Telecommunications
               Services.........................16.59%
            Cable & Satellite Operators..........9.46%
            Networking Equipment.................3.53%
            Broadcasting - Radio/TV..............3.45%
            Application Software.................3.17%
            Semiconductors.......................3.03%
            Investment Companies ................1.96%
            Electronic Equipment
               Manufacturers.....................1.52%
            Other Industries.....................3.78%
            Net Cash & Cash Equivalents..........9.40%

LINE GRAPH: VIF - TELECOMMUNICATIONS FUND

This line graph compares the value of a $10,000 investment in VIF - Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

      VIF - TELECOMMUNICATIONS FUND     S&P 500 INDEX(R)(2)     MSCI-EAFE INDEX(2)
9/99  $10,000                           $10,000                 $10,000
6/00  $18,230                           $11,438                 $11,243
6/01  $ 8,034                           $ 9,743                 $ 8,621
6/02  $ 2,999                           $ 7,991                 $ 7,826
6/03  $ 3,199                           $ 8,011                 $ 7,352

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX REPRESENTING THE DEVELOPED MARKETS OUTSIDE OF NORTH AMERICA: EUROPE, AUSTRALASIA, AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECT IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING POLITICAL UNCERTAINTY AND CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN SECURITIES REGULATION AND ACCOUNTING PRACTICES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
BRIAN HAYWARD, CFA
Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

MEET THE NEW MANAGER
EFFECTIVE 7/1/03
WILLIAM R. KEITHLER, CFA
Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
89.49  COMMON STOCKS
3.17   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                            UK                  29,570         $     709,680
       Software HOLDRs Trust(b)                                                     11,400               360,012
=================================================================================================================
                                                                                                       1,069,692
3.45   BROADCASTING -- RADIO/TV
       Clear Channel Communications(a)                                              12,200               517,158
       Univision Communications Class A Shrs(a)                                     21,200               644,480
=================================================================================================================
                                                                                                       1,161,638
9.46   CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)(c)                                              24,551               740,949
       Cox Communications Class A Shrs(a)                                           17,300               551,870
       EchoStar Communications Class A Shrs(a)                                      35,100             1,215,162
       Liberty Media Series A Shrs(a)                                               58,600               677,416
=================================================================================================================
                                                                                                       3,185,397
18.71  COMMUNICATIONS EQUIPMENT
       Advanced Fibre Communications(a)                                              4,900                79,723
       Alcatel Sponsored ADR Representing Ord Shrs(a)           FR                  49,600               443,920
       Comverse Technology(a)                                                       21,100               317,133
       Corning Inc(a)                                                               71,200               526,168
       Ericsson LM Telephone Sponsored ADR
         Representing 10 Series B Shrs(a)                       SW                  22,100               234,923
       JDS Uniphase(a)                                                              63,200               221,832
       Lucent Technologies(a)                                                      129,500               262,885
       Motorola Inc                                                                 35,300               332,879
       Nokia Corp Sponsored ADR Representing Ord Shrs(c)        FI                  66,620             1,094,567
       Nortel Networks(a)                                       CA                 132,100               356,670
       QUALCOMM Inc                                                                 11,100               396,825
       Telecom HOLDRs Trust(b)                                                      62,000             1,694,460
       UTStarcom Inc(a)                                                              9,600               341,472
=================================================================================================================
                                                                                                       6,303,457
1.52   ELECTRONIC EQUIPMENT MANUFACTURERS
       Garmin Ltd(a)                                            CJ                   3,900               155,493
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(d)  KS                   2,400               357,000
=================================================================================================================
                                                                                                         512,493
25.40  INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                                                  15,400               742,588
-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       AT&T Corp                                                                    11,700         $     225,225
       BCE Inc(e)                                               CA                  30,400               694,921
       BellSouth Corp(c)                                                            23,960               638,055
       CenturyTel Inc                                                               21,400               745,790
       Deutsche Telekom AG(a)                                   GM                  54,900               837,860
       France Telecom SA(a)                                     FR                  23,200               569,067
       KT Corp Sponsored ADR Representing 1/2 Ord Shr           KS                  16,700               329,157
       Portugal Telecom SGPS SA Sponsored ADR
         Representing Ord Shrs                                  PO                  64,000               456,960
       Qwest Communications International(a)                                        97,200               464,616
       SBC Communications(c)                                                        23,740               606,557
       Sprint Corp                                                                  29,500               424,800
       Telecom Corp of New Zealand Ltd(e)                       NZ                  54,800               168,113
       Telecom Italia SpA(e)                                    IT                  32,300               292,282
       Telefonica SA(a)                                         SP                  23,900               277,475
       Telefonos de Mexico SA de CV Sponsored ADR
         Representing 20 Series L Shrs                          MX                   5,800               182,236
       Telstra Ltd                                              AS                  55,900               164,953
       Verizon Communications(c)                                                    18,700               737,715
=================================================================================================================
                                                                                                       8,558,370
0.68   INTERNET RETAIL
       eBay Inc(a)                                                                   2,200               229,196
=================================================================================================================
0.73   INTERNET SOFTWARE & SERVICES
       Yahoo! Inc(a)                                                                 7,500               245,700
=================================================================================================================
1.96   INVESTMENT COMPANIES
       NASDAQ-100 Trust Series 1 Shrs(a)                                            22,000               658,900
=================================================================================================================
1.33   MOVIES & ENTERTAINMENT
       Viacom Inc Class B Shrs(a)                                                   10,300               449,698
=================================================================================================================
3.46   NETWORKING EQUIPMENT
       Avaya Inc(a)                                                                  9,000                58,140
       Cisco Systems(a)(c)                                                          46,280               772,413
       Juniper Networks(a)(f)                                                       27,100               335,227
=================================================================================================================
                                                                                                       1,165,780
3.03   SEMICONDUCTORS
       Agere Systems Class A Shrs(a)                                                70,400               164,032
       Applied Micro Circuits(a)                                                    14,700                88,935
       Semiconductor HOLDRs Trust(b)(e)                                             13,100               371,123
       Skyworks Solutions(a)                                                        20,800               140,816
       Texas Instruments                                                            14,500               255,200
=================================================================================================================
                                                                                                       1,020,106
16.59  WIRELESS TELECOMMUNICATION SERVICES
       America Movil SA de CV Sponsored ADR Representing 20
         Series L Shrs                                          MX                  11,900               223,125
       AT&T Wireless Services(a)                                                   158,700             1,302,927
       Commonwealth Telephone Enterprises(a)                                         1,300                57,161
-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Nextel Communications Class A Shrs(a)(f)                                     96,000         $   1,735,680
       Nextel Partners Class A Shrs(a)                                               7,900                57,670
       Orange SA(a)                                             FR                   9,000                79,891
       SK Telecom Ltd Sponsored ADR Representing 1/9 Ord Shr    KS                   7,500               141,450
       Sprint Corp-PCS Group Series 1 Shrs(a)                                       95,600               549,700
       Telecom Italia Mobile SpA(e)                             IT                  32,210               158,680
       Vodafone Group PLC Sponsored ADR Representing 10
         Ord Shrs                                               UK                  65,232             1,281,809
=================================================================================================================
                                                                                                       5,588,093
       TOTAL COMMON STOCKS (COST $26,911,037)                                                         30,148,520
=================================================================================================================
1.04   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(g)(j) (Cost $978,834)                                                   351,398
=================================================================================================================
19.64  SHORT-TERM INVESTMENTS
4.42   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve Fund(h)(i), 1.047%
         (Cost $1,488,724)                                                       1,488,724             1,488,724
=================================================================================================================
15.22  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $5,126,154 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $5,365,418)
         (Cost $5,126,000)                                                   $   5,126,000             5,126,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (COST $6,614,724)                                                  6,614,724
=================================================================================================================
0.07   OPTIONS PURCHASED -- PUTS
0.07   NETWORKING EQUIPMENT
       Juniper Networks, 10/18/2003, $12.50 (Cost $20,128)                             136                23,460
=================================================================================================================
110.24  TOTAL INVESTMENTS AT VALUE
        (COST $34,524,723)                                                                            37,138,102
=================================================================================================================
(10.24) OTHER ASSETS LESS LIABILITIES                                                                 (3,448,637)
=================================================================================================================
100.00  NET ASSETS AT VALUE                                                                        $  33,689,465
=================================================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts

(c) A portion of the security has been designated as collateral for remaining commitments to purchase additional interests in BlueStream Ventures LP.

(d) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(e) Loaned Security, a portion or all of the security is on loan at June 30, 2003.

(f)  Securities are pledged with broker as collateral for written options.

(g) The Fund has remaining commitments of $843,750, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(h) The security is purchased with the cash collateral received from securities on loan (Note 5).

(i)  Security is an affiliated company (Note 4).

(j)  The following is a restricted and illi quid security at June 30, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                         % OF
                                       ACQUISITION  ACQUISITION    NET ASSETS
DESCRIPTION                                DATE(S)        COSTS      AT VALUE
--------------------------------------------------------------------------------
BlueStream Ventures LP              8/3/00-12/9/02  $   978,834         1.04%
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY
                                                                % OF
                                              COUNTRY     NET ASSETS
COUNTRY                                          CODE       AT VALUE            VALUE
--------------------------------------------------------------------------------------
Australia                                          AS          0.49%    $      164,953
Canada                                             CA          3.12          1,051,591
Cayman Islands                                     CJ          0.46            155,493
Finland                                            FI          3.25          1,094,567
France                                             FR          3.24          1,092,878
Germany                                            GM          2.49            837,860
Italy                                              IT          1.34            450,962
South Korea                                        KS          2.46            827,607
Mexico                                             MX          1.20            405,361
New Zealand                                        NZ          0.50            168,113
Portugal                                           PO          1.36            456,960
Spain                                              SP          0.82            277,475
Sweden                                             SW          0.70            234,923
United Kingdom                                     UK          5.91          1,991,489
United States                                                 82.90         27,927,870
Other Assets Less Liabilities                                (10.24)        (3,448,637)
=======================================================================================
                                                             100.00%    $   33,689,465
=======================================================================================

OPTIONS CONTRACTS

                                 NUMBER OF      EXPIRATION     EXERCISE     PREMIUM
                                 CONTRACTS           DATES        PRICE    RECEIVED      VALUE
----------------------------------------------------------------------------------------------
OPTIONS WRITTEN
CALLS
Juniper Networks                     (136)         1/17/04    $   20.00  $   11,287 $  (4,760)
Nextel Communications                (214)         8/16/03        17.50       6,326   (40,125)
==============================================================================================
TOTAL OPTIONS WRITTEN                                                    $   17,613 $ (44,885)
==============================================================================================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                             TELECOMMUNICATIONS
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                                 $    34,524,723
================================================================================
  At Value(a)(b)                                                $    37,138,102
Cash                                                                      1,585
Foreign Currency (Cost $6,282)                                            6,302
Receivables:
  Fund Shares Sold                                                       20,669
  Dividends and Interest                                                 24,600
Prepaid Expenses and Other Assets                                         1,015
================================================================================
TOTAL ASSETS                                                         37,192,273
================================================================================
LIABILITIES
Options Written at Value (Premiums Received $17,613)                    44,885
Payables:
  Investment Securities Purchased                                    1,697,548
  Fund Shares Repurchased                                              260,453
  Securities Loaned                                                  1,488,724
Accrued Expenses and Other Payables                                     11,198
================================================================================
TOTAL LIABILITIES                                                    3,502,808
================================================================================
NET ASSETS AT VALUE                                             $   33,689,465
================================================================================
NET ASSETS
Paid-in Capital(c)                                              $  270,945,154
Accumulated Undistributed Net Investment Loss                          (20,823)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency Transactions
  and Option Contracts                                            (239,820,926)
Net Appreciation of Investment Securities, Foreign
  Currency Transactions and Option Contracts                         2,586,060
================================================================================
NET ASSETS AT VALUE                                             $   33,689,465
================================================================================
Shares Outstanding                                                  10,575,158
NET ASSET VALUE, Offering and Redemption Price per Share        $         3.19
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $5,126,000.

(b) Investment securities at cost and value at June 30, 2003 include $1,424,790 of securities loaned (Note 5).

(c) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
                                                             TELECOMMUNICATIONS
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                       $       157,830
Interest                                                                 16,041
Securities Loaned Income                                                  1,375
  Foreign Taxes Withheld                                                (11,537)
================================================================================
  TOTAL INCOME                                                          163,709
================================================================================
EXPENSES
Investment Advisory Fees                                                105,742
Administrative Services Fees                                             42,362
Custodian Fees and Expenses                                               8,578
Directors' Fees and Expenses                                              5,245
Professional Fees and Expenses                                            9,771
Registration Fees and Expenses                                               26
Reports to Shareholders                                                   6,288
Transfer Agent Fees                                                       2,500
Other Expenses                                                            1,857
================================================================================
  TOTAL EXPENSES                                                        182,369
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser            (6,077)
  Fees and Expenses Paid Indirectly                                        (112)
================================================================================
     NET EXPENSES                                                       176,180
================================================================================
NET INVESTMENT LOSS                                                     (12,471)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                              (2,418,615)
  Foreign Currency Transactions                                          42,128
  Option Contracts                                                        6,350
================================================================================
     Total Net Realized Loss                                         (2,370,137)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                               6,320,253
  Foreign Currency Transactions                                         172,165
  Option Contracts                                                      (27,272)
================================================================================
     Total Change in Net Appreciation/Depreciation                    6,465,146
================================================================================
NET GAIN ON INVESTMENT SECURITIES, FOREIGN
  CURRENCY TRANSACTIONS AND OPTION CONTRACTS                          4,095,009
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                      $     4,082,538
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TELECOMMUNICATIONS FUND

                                                                SIX MONTHS                      YEAR
                                                                     ENDED                     ENDED
                                                                   JUNE 30               DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                                                      2003                      2002
                                                                 UNAUDITED
OPERATIONS
Net Investment Loss                                          $     (12,471)            $     (33,916)
Net Realized Loss                                               (2,370,137)              (70,524,137)
Change in Net Appreciation/Depreciation                          6,465,146                35,103,841
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            4,082,538               (35,454,212)
=====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                   36,240,909               187,371,743
Amounts Paid for Repurchases of Shares                         (33,896,660)             (198,422,075)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                   2,344,249               (11,050,332)
=====================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                          6,426,787               (46,504,544)
NET ASSETS
Beginning of Period                                             27,262,678                73,767,222
=====================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Loss of ($20,823) and ($8,352),
  respectively)                                              $  33,689,465             $  27,262,678
=====================================================================================================

    --------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                     12,554,961                51,732,603
Shares Repurchased                                             (11,912,817)              (55,038,807)
=====================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                             642,144                (3,306,204)
=====================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund (the "Fund", presented herein), Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $   36,293,298
                                                                 ==============

   Gross Tax Unrealized Appreciation                             $    2,993,550
   Gross Tax Unrealized Depreciation                                  2,148,746
                                                                 --------------

   Net Tax Appreciation on Investments                           $      844,804
                                                                 ==============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 captital losses at December 31, 2002, were $2,344,637.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2003, was as follows:

                                                         CALL OPTIONS              PUT OPTIONS
---------------------------------------------------------------------------------------------------
                                                    NUMBER        AMOUNT       NUMBER       AMOUNT
                                                OF OPTIONS   OF PREMIUMS   OF OPTIONS   OF PREMIUMS
---------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2002                 0   $         0            0    $       0
Options written                                       (699)       49,343          (90)       2,970
Options closed or expired                              349       (31,730)          90       (2,970)
Options outstanding at June 30, 2003                  (350)  $    17,613            0    $       0

H. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended December 31, 2006 is $6,077.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $17,005,229 and $16,402,878, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $257, and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities were $1,148.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               10,343,472   $  10,343,472    9,949,974    $  9,949,974       $      0     $  1,488,724

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2003, the Fund had on loan securities valued at $1,424,790, and the cash collateral of $1,488,724 has been invested in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed in the Statement of Investment Securities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received for the Fund, $1,375 was received from investments in INVESCO Treasurer's Series Money Market Reserve Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                                                  PERIOD
                                                     ENDED                                                   ENDED
                                                   JUNE 30              YEAR ENDED DECEMBER 31         DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
                                                      2003          2002         2001         2000          1999(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period           $    2.74     $    5.57   $    12.11   $    16.45    $    10.00
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                      (0.00)        (0.00)       (0.00)       (0.00)         0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                      0.45         (2.83)       (6.54)       (4.30)         6.45
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                      0.45         (2.83)       (6.54)       (4.30)         6.45
===================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)               0.00          0.00         0.00         0.00          0.00
Distributions from Capital Gains                      0.00          0.00         0.00         0.04          0.00
===================================================================================================================
TOTAL DISTRIBUTIONS                                   0.00          0.00         0.00         0.04          0.00
===================================================================================================================
Net Asset Value -- End of Period                 $    3.19     $    2.74   $     5.57   $    12.11    $    16.45
===================================================================================================================

TOTAL RETURN(d)                                     16.42%(e)    (50.81%)     (54.00%)     (26.17%)      64.50%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)       $  33,689     $  27,263   $ 73,767     $  207,644    $  67,650
Ratio of Expenses to Average Net Assets(f)(g)        0.62%(e)      1.22%       1.09%         1.06%        1.27%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                             (0.04%)(e)    (0.08%)     (0.14%)       (0.16%)       0.11%(h)
Portfolio Turnover Rate                                63%(e)       149%         77%           51%         15%(e)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the six months ended June 30, 2003, the years ended December 31, 2002, 2001 and 2000 and the period ended December 31, 1999.

(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2003, the year ended December 31, 2000 and for the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.64%, 1.06% and 1.28% (annualized), and ratio of net investment income (loss) to average net assets would have been (0.06%), (0.16%) and 0.10% (annualized), respectively.

(h)  Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S739   900486  7/03
I-VITEL-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TOTAL RETURN FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                              VIF-TOTAL RETURN FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                    2.10%
--------------------------------------------------------------------------------
5 years                                  (1.60%)
--------------------------------------------------------------------------------
Since inception (6/94)                    6.04%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO SECTOR BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            U.S. Government.....................22.88%
            Financials..........................18.60%
            Industrials.........................13.53%
            Consumer Discretionary...............7.43%
            Materials............................7.36%
            Consumer Staples.....................6.79%
            Information Technology...............6.64%
            Health Care..........................4.79%
            Telecommunication Services ..........4.30%
            Energy...............................4.28%
            Utilities............................1.56%
            Net Cash & Cash Equivalents..........1.84%

LINE GRAPH: VIF - TOTAL RETURN FUND

This line graph compares the value of a $10,000 investment in VIF - Total Return Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

                                                                  LEHMAN GOVERNMENT/
            VIF - TOTAL RETURN FUND       S&P 500 INDEX(R)(2)     CREDIT BOND INDEX(2)
6/94        $10,000                       $10,000                 $10,000
6/95        $11,385                       $12,294                 $11,250
6/96        $13,122                       $15,488                 $11,774
6/97        $15,873                       $20,860                 $12,687
6/98        $18,460                       $27,153                 $14,118
6/99        $20,139                       $33,330                 $14,499
6/00        $17,521                       $35,747                 $15,125
6/01        $17,811                       $30,449                 $16,809
6/02        $16,678                       $24,974                 $18,196
6/03        $17,028                       $25,037                 $20,588

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT

CHARLES P. MAYER (EQUITY)
Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

RICHARD R. HINDERLIE (FIXED-INCOME)
Vice President, INVESCO Funds Group. BA, Pacific Lutheran University; MBA, Arizona State University. Joined INVESCO in 1993. Began investment career in 1973.

MEET THE NEW MANAGEMENT TEAM EFFECTIVE 7/1/03

KENNETH R. BOWLING, CFA
Director of U.S. Fixed-Income, INVESCO Funds Group, Inc. BS, MS, University of Louisville.

MICHAEL C. HEYMAN, CFA
Portfolio Manager, INVESCO Funds Group, Inc. BS, Northwestern University. Began investment career in 1978.

MARK W. LATTIS, CFA
Portfolio Manager, INVESCO Funds Group, Inc. BS, University of Louisville; MBA University of Kentucky. Began his investment career in 1993.

RICHARD J. KING, CFA
Senior Portfolio Manager, INVESCO Funds Group, Inc. BS, The Ohio State University. Joined INVESCO in 2000. Began investment career in 1984.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
67.92  COMMON STOCKS
2.69   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                                                1,800         $      78,282
       Lockheed Martin                                                               3,100               147,467
       United Technologies                                                           2,700               191,241
=================================================================================================================
                                                                                                         416,990
1.33   ALUMINUM
       Alcoa Inc                                                                     8,100               206,550
=================================================================================================================
0.98   AUTO PARTS & EQUIPMENT
       Advance Auto Parts(a)                                                         2,500               152,250
=================================================================================================================
1.75   BREWERS
       Anheuser-Busch Cos                                                            5,300               270,565
=================================================================================================================
1.41   COMMUNICATIONS EQUIPMENT
       Nokia Corp Sponsored ADR Representing Ord Shrs                               13,300               218,519
=================================================================================================================
2.31   COMPUTER HARDWARE
       Hewlett-Packard Co                                                            9,400               200,220
       International Business Machines                                               1,900               156,750
=================================================================================================================
                                                                                                         356,970
0.74   CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
       Navistar International(a)                                                     3,500               114,205
=================================================================================================================
4.97   DIVERSIFIED BANKS
       Bank of America                                                               4,200               331,926
       Mellon Financial                                                              3,200                88,800
       Wachovia Corp                                                                 4,200               167,832
       Wells Fargo & Co                                                              3,600               181,440
=================================================================================================================
                                                                                                         769,998
1.65   DIVERSIFIED CHEMICALS
       Dow Chemical                                                                  4,000               123,840
       Olin Corp                                                                     7,700               131,670
=================================================================================================================
                                                                                                         255,510
2.83   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                                                 6,213               265,916
       JP Morgan Chase & Co                                                          5,050               172,609
=================================================================================================================
                                                                                                         438,525
1.56   ELECTRIC UTILITIES
       Dominion Resources                                                            3,200               205,664
       Exelon Corp                                                                     600                35,886
=================================================================================================================
                                                                                                         241,550
0.94   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(a)                                                                   3,300               145,398
=================================================================================================================
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.39   GENERAL MERCHANDISE STORES
       Target Corp                                                                   5,700         $     215,688
=================================================================================================================
0.75   HOUSEHOLD PRODUCTS
       Procter & Gamble                                                              1,300               115,934
=================================================================================================================
1.94   INDUSTRIAL CONGLOMERATES
       General Electric                                                             10,500               301,140
=================================================================================================================
0.74   INDUSTRIAL GASES
       Praxair Inc                                                                   1,900               114,190
=================================================================================================================
3.63   INDUSTRIAL MACHINERY
       Danaher Corp                                                                  3,400               231,370
       Illinois Tool Works                                                           2,900               190,965
       Timken Co                                                                     8,000               140,080
=================================================================================================================
                                                                                                         562,415
1.35   INSURANCE BROKERS
       Marsh & McLennan                                                              4,100               209,387
=================================================================================================================
2.79   INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs                                  3,868               162,533
       Exxon Mobil                                                                   7,500               269,325
=================================================================================================================
                                                                                                         431,858
2.21   INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                                                2,800                74,564
       SBC Communications                                                            4,400               112,420
       Verizon Communications                                                        3,940               155,433
=================================================================================================================
                                                                                                         342,417
4.51   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Janus Capital Group                                                           4,200                68,880
       Lehman Brothers Holdings                                                      4,900               325,752
       Merrill Lynch & Co                                                            6,500               303,420
=================================================================================================================
                                                                                                         698,052
1.87   MARINE
       Tsakos Energy Navigation Ltd                                                 20,300               290,290
=================================================================================================================
1.07   MULTI-LINE INSURANCE
       American International Group                                                  3,000               165,540
=================================================================================================================
0.74   OIL & GAS EQUIPMENT & SERVICES
       Baker Hughes                                                                  3,400               114,138
=================================================================================================================
0.75   OIL & GAS EXPLORATION & PRODUCTION
       Kerr-McGee Corp                                                               2,600               116,480
=================================================================================================================
2.06   PACKAGED FOODS & MEATS
       Hershey Foods                                                                 2,300               160,218
       H.J. Heinz                                                                    4,800               158,304
=================================================================================================================
                                                                                                         318,522
0.47   PAPER PACKAGING
       Temple-Inland Inc                                                             1,700                72,947
=================================================================================================================
1.88   PAPER PRODUCTS
       Bowater Inc                                                                   4,900               183,505
       International Paper                                                           3,000               107,190
=================================================================================================================
                                                                                                         290,695
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
4.79   PHARMACEUTICALS
       Bristol-Myers Squibb                                                          4,500         $     122,175
       Eli Lilly & Co                                                                1,400                96,558
       Merck & Co                                                                    4,400               266,420
       Pfizer Inc                                                                    7,520               256,808
=================================================================================================================
                                                                                                         741,961
0.35   PROPERTY & CASUALTY INSURANCE
       St Paul                                                                       1,500                54,765
=================================================================================================================
3.78   PUBLISHING & PRINTING
       Gannett Co                                                                    2,800               215,068
       Knight-Ridder Inc                                                             1,600               110,288
       McGraw-Hill Cos                                                               4,200               260,400
=================================================================================================================
                                                                                                         585,756
0.97   RAILROADS
       Union Pacific                                                                 2,600               150,852
=================================================================================================================
1.45   REAL ESTATE INVESTMENT TRUSTS
       Regency Centers                                                               6,400               223,872
=================================================================================================================
1.27   RESTAURANTS
       McDonald's Corp                                                               8,900               196,334
=================================================================================================================
0.60   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                                          5,900                93,574
=================================================================================================================
2.32   SEMICONDUCTORS
       Intel Corp                                                                    9,100               189,134
       Texas Instruments                                                             9,700               170,720
=================================================================================================================
                                                                                                         359,854
1.08   SPECIALTY CHEMICALS
       Potash Corp of Saskatchewan                                                   2,600               166,400
=================================================================================================================
       TOTAL COMMON STOCKS (COST $10,251,509)                                                         10,520,091
=================================================================================================================
29.59  FIXED INCOME SECURITIES
5.53   US GOVERNMENT OBLIGATIONS
       US Treasury Notes
         1.625%, 1/31/2005                                                    $    600,000               604,125
         1.625%, 4/30/2005                                                    $    250,000               251,641
=================================================================================================================
         TOTAL US GOVERNMENT OBLIGATIONS
           (Amortized Cost $855,456)                                                                     855,766
=================================================================================================================
17.35  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae, Gtd Mortgage Pass-Through Certificates
         5.000%, 1/1/2017                                                     $    422,759               437,404
         4.500%, 5/1/2018                                                     $    989,201             1,010,737
         4.500%, 6/1/2018                                                     $    248,906               254,325
       Government National Mortgage Association I, Platinum Collateral
         5.000%, 11/15/2017                                                   $    235,362               246,344
         5.000%, 2/15/2018                                                    $    292,240               305,804
       Government National Mortgage Association I & II, Single Issuer
         5.500%, 1/15/2017                                                    $    411,886               433,327
=================================================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
           (Amortized Cost $2,632,380)                                                                 2,687,941
=================================================================================================================
-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
6.71   CORPORATE BONDS
1.40   DIVERSIFIED BANKS
       Bayerische Landesbank, Sub Notes, 6.375%, 10/15/2005                   $    100,000         $     110,604
       Wells Fargo & Co, Sr Notes, 6.625%, 7/15/2004                          $    100,000               105,361
=================================================================================================================
                                                                                                         215,965
0.68   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc, Sr Notes, 4.125%, 6/30/2005                             $    100,000               104,849
=================================================================================================================
0.11   FOREST PRODUCTS
       Weyerhaeuser Co, Notes, 6.750%, 3/15/2012                              $     15,000                17,028
=================================================================================================================
0.73   HOUSEHOLD PRODUCTS
       Colgate-Palmolive Co, Medium-Term Notes, Series C, 5.580%, 11/6/2008   $    100,000               113,422
=================================================================================================================
0.68   HYPERMARKETS & SUPER CENTERS
       Wal-Mart Stores, Sr Notes, 6.550%, 8/10/2004                           $    100,000               105,705
=================================================================================================================
2.09   INTEGRATED TELECOMMUNICATION SERVICES
       GTE Northwest, Deb, Series D, 5.550%, 10/15/2008                       $    100,000               111,466
       Sprint Capital, Sr Notes, 6.875%, 11/15/2028                           $    100,000               100,324
       Verizon Global Funding, Sr Notes, 6.125%, 6/15/2007                    $    100,000               112,569
=================================================================================================================
                                                                                                         324,359
0.11   PAPER PRODUCTS
       International Paper, Notes, 5.850%, 10/30/2012                         $     15,000                16,348
=================================================================================================================
0.74   RAILROADS
       Burlington Northern Santa Fe, Notes, 6.125%, 3/15/2009                 $    100,000               114,613
=================================================================================================================
0.17   SOFT DRINKS
       Coca-Cola Enterprises, Notes, 4.375%, 9/15/2009                        $     25,000                26,606
=================================================================================================================
        TOTAL CORPORATE BONDS (Amortized Cost $949,628)                                                1,038,895
=================================================================================================================
       TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $4,437,464)                                       4,582,602
=================================================================================================================
2.27   SHORT-TERM INVESTMENTS
0.65   CORPORATE BONDS -- HOUSEHOLD PRODUCTS
       Procter & Gamble, Notes, 5.250%, 9/15/2003
        (Amortized Cost $99,979)                                              $    100,000               100,852
=================================================================================================================
1.62   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due 7/1/2003 at
         1.080%, repurchased at $251,008 (Collateralized by Federal Home Loan
         Bank, Consolidated Bonds, Quarterly Floating Rate due 12/29/2003 at
         0.935%, value $265,021) (Cost $251,000)                              $    251,000               251,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $350,979)                                                                      351,852
=================================================================================================================
99.78  TOTAL INVESTMENTS AT VALUE
        (COST $15,039,952)                                                                            15,454,545
=================================================================================================================
0.22   OTHER ASSETS LESS LIABILITIES                                                                      33,422
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  15,487,967
=================================================================================================================

(a)  Security is non-income producing.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

                                                                          TOTAL
                                                                         RETURN
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   15,039,952
================================================================================
  At Value(a)                                                    $   15,454,545
Cash                                                                      2,002
Receivables:
  Fund Shares Sold                                                       18,219
  Dividends and Interest                                                 40,706
Prepaid Expenses and Other Assets                                         1,344
================================================================================
TOTAL ASSETS                                                         15,516,816
================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                      18,942
Accrued Expenses and Other Payables                                       9,907
================================================================================
TOTAL LIABILITIES                                                        28,849
================================================================================
NET ASSETS AT VALUE                                              $   15,487,967
================================================================================
NET ASSETS
Paid-in Capital(b)                                               $   17,638,869
Accumulated Undistributed Net Investment Income                         517,099
Accumulated Undistributed Net Realized Loss on Investment
  Securities                                                         (3,082,594)
Net Appreciation of Investment Securities                               414,593
================================================================================
NET ASSETS AT VALUE                                              $   15,487,967
================================================================================
Shares Outstanding                                                    1,292,256
NET ASSET VALUE, Offering and Redemption Price per Share         $        11.99
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $251,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

                                                                          TOTAL
                                                                         RETURN
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                        $      107,969
Interest                                                                118,885
  Foreign Taxes Withheld                                                 (1,146)
================================================================================
  TOTAL INCOME                                                          225,708
================================================================================
EXPENSES
Investment Advisory Fees                                                 55,113
Administrative Services Fees                                             24,474
Custodian Fees and Expenses                                               4,103
Directors' Fees and Expenses                                              4,798
Professional Fees and Expenses                                            8,891
Registration Fees and Expenses                                               49
Reports to Shareholders                                                   4,056
Transfer Agent Fees                                                       2,500
Other Expenses                                                            1,723
================================================================================
  TOTAL EXPENSES                                                        105,707
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (21,137)
  Fees and Expenses Paid Indirectly                                         (63)
================================================================================
     NET EXPENSES                                                        84,507
================================================================================
NET INVESTMENT INCOME                                                   141,201
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                              170,184
Change in Net Appreciation/Depreciation of Investment Securities        802,536
================================================================================
NET GAIN ON INVESTMENT SECURITIES                                       972,720
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    1,113,921
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TOTAL RETURN FUND

                                                               SIX MONTHS                YEAR
                                                                    ENDED               ENDED
                                                                  JUNE 30         DECEMBER 31
----------------------------------------------------------------------------------------------
                                                                     2003                2002
                                                                UNAUDITED
OPERATIONS
Net Investment Income                                        $    141,201        $    383,526
Net Realized Gain (Loss)                                          170,184          (1,643,248)
Change in Net Appreciation/Depreciation                           802,536          (1,166,405)
==============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           1,113,921          (2,426,127)
==============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                   0            (431,964)
==============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                   1,232,563           5,637,797
Reinvestment of Distributions                                           0             431,964
==============================================================================================
                                                                1,232,563           6,069,761
Amounts Paid for Repurchases of Shares                         (1,910,251)        (11,331,244)
==============================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                   (677,688)         (5,261,483)
==============================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                           436,233          (8,119,574)
NET ASSETS
Beginning of Period                                            15,051,734          23,171,308
==============================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $517,099 and $375,898,
  respectively)                                              $ 15,487,967        $ 15,051,734
==============================================================================================

    -------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                       107,939             473,475
Shares Issued from Reinvestment of Distributions                        0              38,885
==============================================================================================
                                                                  107,939             512,360
Shares Repurchased                                               (170,808)           (976,733)
==============================================================================================
NET DECREASE IN FUND SHARES                                       (62,869)           (464,373)
==============================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund (the "Fund", presented herein) and Utilities Fund. The investment objective of the Fund is to seek a high total return on investments through growth and current income. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

Investments in securities of U.S. Government agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $431,964 of ordinary income distributions for the year ended December 31, 2002.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $   15,096,191
                                                                 ==============

   Gross Tax Unrealized Appreciation                             $    1,331,132
   Gross Tax Unrealized Depreciation                                    972,778
                                                                 --------------
   Net Tax Appreciation on Investments                           $      358,354
                                                                 ==============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $449,829.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the years ended December 31, 2005 and 2006, are $24,687 and $21,084, respectively.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $1,970,787 and $2,077,550, respectively. During that same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $3,167,606 and $2,767,708, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $143, and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities were $835.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                        SIX MONTHS
                                             ENDED
                                           JUNE 30                           YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                             2003         2002         2001         2000         1999         1998
                                         UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $  11.11     $  12.74    $   13.21    $   15.58    $   16.58    $   15.81
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.12         0.37         0.19         0.33         0.41         0.37
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             0.76        (1.67)       (0.38)       (0.73)       (0.98)        1.13
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             0.88        (1.30)       (0.19)       (0.40)       (0.57)        1.50
====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.00         0.33         0.28         0.06         0.37         0.36
Distributions from Capital Gains             0.00         0.00         0.00         1.91         0.06         0.37
====================================================================================================================
TOTAL DISTRIBUTIONS                          0.00         0.33         0.28         1.97         0.43         0.73
====================================================================================================================
Net Asset Value -- End of Period         $  11.99     $  11.11    $   12.74    $   13.21    $   15.58    $   16.58
====================================================================================================================

TOTAL RETURN(a)                             7.92%(b)   (10.22%)      (1.47%)      (2.17%)      (3.40%)       9.56%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $15,488      $15,052     $23,171      $19,851      $27,739      $35,630
Ratio of Expenses to Average Net
  Assets(c)(d)                            0.57%(b)      1.15%       1.15%        1.21%        1.17%        1.01%
Ratio of Net Investment Income to
  Average Net Assets(d)                   0.95%(b)      1.86%       2.02%        2.38%        2.14%        2.50%
Portfolio Turnover Rate                     34%(b)       61%         82%          103%         36%          17%

(a) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2003, and the years ended December 31, 2002, 2001, 2000 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.71%, 1.34%, 1.31%, 1.44% and 1.01%, respectively, and ratio of net investment income to average net assets would have been 0.81%, 1.67%, 1.86%, 2.15% and 2.50%, respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S92   900481  7/03
I-VITRE-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-UTILITIES FUND






                                           SEMI
                                            ANN
                                            UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                    2.88%
--------------------------------------------------------------------------------
5 years                                  (3.77%)
--------------------------------------------------------------------------------
Since inception (1/95)                    4.11%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Electric Utilities..................69.94%
            Integrated Telecommunication
               Services.........................12.68%
            Gas Utilities........................2.78%
            Multi-Utilities......................2.49%
            Natural Gas Pipelines................2.42%
            Water Utilities......................2.31%
            Net Cash & Cash Equivalents..........7.38%

LINE GRAPH: VIF - UTILITIES FUND

This line graph compares the value of a $10,000 investment in VIF - Utilities Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - UTILITIES FUND          S&P 500 INDEX(R)(2)

1/95        $10,000                       $10,000
6/95        $10,110                       $12,019
6/96        $11,814                       $15,142
6/97        $13,092                       $20,393
6/98        $17,055                       $26,545
6/99        $21,265                       $32,584
6/00        $23,666                       $34,946
6/01        $19,953                       $29,767
6/02        $13,681                       $24,415
6/03        $14,075                       $24,476

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

FUND MANAGEMENT
JEFFREY G. MORRIS, CFA
Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
UTILITIES FUND
91.23  COMMON STOCKS
69.11  ELECTRIC UTILITIES
       Ameren Corp                                                                  33,900         $   1,494,990
       American Electric Power                                                      21,500               641,345
       Cinergy Corp                                                                 52,700             1,938,833
       Consolidated Edison                                                          44,800             1,938,944
       Dominion Resources                                                           30,600             1,966,662
       DPL Inc                                                                      35,500               565,870
       DTE Energy                                                                   30,600             1,182,384
       Energy East                                                                  77,400             1,606,824
       Entergy Corp                                                                 37,400             1,973,972
       Exelon Corp                                                                  32,612             1,950,524
       FPL Group                                                                    30,500             2,038,925
       NiSource Inc                                                                 42,200               801,800
       Pinnacle West Capital                                                        31,700             1,187,165
       PNM Resources                                                                19,400               518,950
       PPL Corp                                                                     47,400             2,038,200
       Progress Energy                                                              42,100             1,848,190
       Public Service Enterprise Group                                              36,900             1,559,025
       Puget Energy                                                                 56,400             1,346,268
       SCANA Corp                                                                   52,400             1,796,272
       Southern Co                                                                  51,100             1,592,276
       Xcel Energy                                                                  44,800               673,792
=================================================================================================================
                                                                                                      30,661,211
2.78   GAS UTILITIES
       KeySpan Corp                                                                 31,100             1,102,495
       Sempra Energy                                                                 4,500               128,385
=================================================================================================================
                                                                                                       1,230,880
12.68  INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                                               47,140             1,255,338
       CenturyTel Inc                                                               36,200             1,261,570
       SBC Communications                                                           52,106             1,331,308
       Verizon Communications                                                       45,033             1,776,552
=================================================================================================================
                                                                                                       5,624,768
1.93   MULTI-UTILITIES
       Utilities HOLDRs Trust(a)                                                    11,500               857,900
=================================================================================================================
2.42   NATURAL GAS PIPELINES
       Kinder Morgan Management LLC                                                 28,645             1,073,042
=================================================================================================================
2.31   WATER UTILITIES
       Philadelphia Suburban                                                        42,100             1,026,398
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%      DESCRIPTION                                                                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       TOTAL COMMON STOCKS (COST $36,864,690)                                                      $  40,474,199
=================================================================================================================
0.56   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.56   MULTI-UTILITIES
       Mirant Americas Generation, Sr Notes, 8.300%, 5/1/2011
         (Amortized Cost $297,037)                                             $   400,000               248,000
=================================================================================================================
8.26   SHORT-TERM INVESTMENTS
0.83   CORPORATE BONDS -- ELECTRIC UTILITIES
       Public Service Electric & Gas, 1st & Refunding Mortgage Notes,
         Series PP 6.500%, 5/1/2004 (Amortized Cost $358,856)                  $   352,000               367,247
=================================================================================================================
7.43   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $3,297,099 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $3,450,179)
         (Cost $3,297,000)                                                     $ 3,297,000             3,297,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $3,655,856)                                        3,664,247
=================================================================================================================
100.05 TOTAL INVESTMENTS AT VALUE
        (COST $40,817,583)                                                                            44,386,446
=================================================================================================================
(0.05) OTHER ASSETS LESS LIABILITIES                                                                     (21,927)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  44,364,519
=================================================================================================================

(a) HOLDRs - Holding Company Depositary Receipts                      .

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED
                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                  $      40,817,583
================================================================================
  At Value(a)                                                 $      44,386,446
Cash                                                                        525
Receivables:
  Fund Shares Sold                                                       41,078
  Dividends and Interest                                                 60,375
Prepaid Expenses and Other Assets                                         1,115
================================================================================
TOTAL ASSETS                                                         44,489,539
================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                     115,462
Accrued Expenses and Other Payables                                       9,558
================================================================================
TOTAL LIABILITIES                                                       125,020
================================================================================
NET ASSETS AT VALUE                                           $      44,364,519
================================================================================
NET ASSETS
Paid-in Capital(b)                                            $      49,127,630
Accumulated Undistributed Net Investment Income                       1,163,573
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                              (9,495,547)
Net Appreciation of Investment Securities                             3,568,863
================================================================================
NET ASSETS AT VALUE                                           $      44,364,519
================================================================================
Shares Outstanding                                                    3,634,313
NET ASSET VALUE, Offering and Redemption Price per Share      $           12.21
================================================================================

(a) Investment securities at cost and value at June 30, 2003 includes a repurchase agreement of $3,297,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                     $         651,190
Interest                                                                 27,551
================================================================================
  TOTAL INCOME                                                          678,741
================================================================================
EXPENSES
Investment Advisory Fees                                                101,779
Administrative Services Fees                                             49,952
Custodian Fees and Expenses                                               5,785
Directors' Fees and Expenses                                              5,335
Professional Fees and Expenses                                            9,416
Registration Fees and Expenses                                              151
Reports to Shareholders                                                   3,317
Transfer Agent Fees                                                       2,500
Other Expenses                                                            1,167
================================================================================
  TOTAL EXPENSES                                                        179,402
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser             5,254
  Fees and Expenses Paid Indirectly                                        (114)
================================================================================
     NET EXPENSES                                                       184,542
================================================================================
NET INVESTMENT INCOME                                                   494,199
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                             (752,429)
Change in Net Appreciation/Depreciation of Investment Securities      3,401,178
================================================================================
NET GAIN ON INVESTMENT SECURITIES                                     2,648,749
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $       3,142,948
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
UTILITIES FUND

                                                                SIX MONTHS                      YEAR
                                                                     ENDED                     ENDED
                                                                   JUNE 30               DECEMBER 31
-----------------------------------------------------------------------------------------------------
                                                                      2003                      2002
                                                                 UNAUDITED
OPERATIONS
Net Investment Income                                        $     494,199             $     670,087
Net Realized Loss                                                 (752,429)               (7,796,821)
Change in Net Appreciation/Depreciation                          3,401,178                 1,677,670
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            3,142,948                (5,449,064)
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                    0                  (161,756)
=====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                   19,548,709                25,731,149
Reinvestment of Distributions                                            0                   161,756
=====================================================================================================
                                                                19,548,709                25,892,905
Amounts Paid for Repurchases of Shares                          (9,531,129)              (10,025,484)
=====================================================================================================
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS         10,017,580                15,867,421
=====================================================================================================
TOTAL INCREASE IN NET ASSETS                                    13,160,528                10,256,601
NET ASSETS
Beginning of Period                                             31,203,991                20,947,390
=====================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $1,163,573 and $669,374,
  respectively)                                              $  44,364,519             $  31,203,991
=====================================================================================================

    --------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                      1,692,286                 2,154,461
Shares Issued from Reinvestment of Distributions                         0                    14,497
=====================================================================================================
                                                                 1,692,286                 2,168,958
Shares Repurchased                                                (854,256)                 (859,909)
=====================================================================================================
NET INCREASE IN FUND SHARES                                        838,030                 1,309,049
=====================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund, Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund (the "Fund", presented herein). The investment objective of the Fund is to seek capital growth and current income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, there were no such investments by the Fund.

The Fund may have elements of risk due to concentrated investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends was $161,756 of ordinary income distributions declared for the year ended December 31, 2002.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

   Cost of Investments for Tax Purposes                          $  41,208,528
                                                                 =============
   Gross Tax Unrealized Appreciation                             $   3,886,223
   Gross Tax Unrealized Depreciation                                   708,305
                                                                 -------------
   Net Tax Appreciation on Investments                           $   3,177,918
                                                                 =============

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses at December 31, 2002, were $598,226.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for the Fund. IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement made by the Fund to IFG was $5,254.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $18,672,211 and $8,876,031, respectively. During that same period, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were $0 and $354,689, respectively.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $224, and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities was $396.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for the Fund.

FINANCIAL HIGHLIGHTS
UTILITIES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        SIX MONTHS
                                             ENDED
                                           JUNE 30                           YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                             2003         2002         2001         2000         1999         1998
                                         UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $  11.16     $  14.08    $   21.06    $   20.97    $   17.78    $   14.40
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(a)                     0.08         0.19         0.00         0.17         0.22         0.25
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             0.97        (3.05)       (6.83)        0.87         3.17         3.41
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             1.05        (2.86)       (6.83)        1.04         3.39         3.66
====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.00         0.06         0.07         0.03         0.20         0.24
Distributions from Capital Gains             0.00         0.00         0.08         0.92         0.00         0.04
====================================================================================================================
TOTAL DISTRIBUTIONS                          0.00         0.06         0.15         0.95         0.20         0.28
====================================================================================================================
Net Asset Value -- End of Period         $  12.21     $  11.16    $   14.08    $   21.06    $   20.97    $   17.78
====================================================================================================================

TOTAL RETURN(b)                           9.41%(c)      (20.32%)     (32.41%)       5.28%       19.13%      25.48%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $44,365      $31,204     $20,947      $12,300      $9,137       $6,993
Ratio of Expenses to Average Net
  Assets(d)(e)                            0.54%(c)      1.15%       1.15%        1.22%       1.20%         1.08%
Ratio of Net Investment Income
  to Average Net Assets(e)                1.44%(c)      2.59%       1.13%        0.94%       1.15%         1.73%
Portfolio Turnover Rate                    28%(c)       102%         33%          50%         40%           35%

(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2001.

(b) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.18%, 1.37%, 1.41%, 1.53% and 1.60%, respectively, and ratio of net investment income to average net assets would have been 2.56%, 0.91%, 0.75%, 0.82% and 1.21%, respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S94   900482  7/03
I-VIUTI-SAR-1

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-DYNAMICS FUND
VIF-FINANCIAL SERVICES FUND
VIF-HEALTH SCIENCES FUND
VIF-TECHNOLOGY FUND
VIF-TELECOMMUNICATIONS FUND




                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2003   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2003
The first half of 2003 was comprised of two markedly disparate quarters: During the first three months of the year, stocks struggled and wary investors stuck to the sidelines, while in the second quarter, a sharp rally ensued and trading activity increased dramatically. Overall, the Dow Jones Industrial Average, S&P 500 Index,(R) and Nasdaq Composite Index finished the semiannual period with substantial gains, thanks to the second-quarter turnaround. Fixed-income markets also advanced, benefiting from low interest rates and investors' flight to quality during the first quarter. Nevertheless, bonds trailed stocks by a significant margin, as we saw a rotation back into equities in April, May, and June.

One key factor holding stocks back in the early part of the period was the threat -- and eventual outbreak -- of war in Iraq. When the year began, it was unclear whether a diplomatic resolution might be reached in ensuring that Iraq would not present a threat to other nations. However, as January and February progressed, it became increasingly clear that war would be the more likely outcome. This heightened investors' anxiety and also clouded the economic landscape, as most individuals and businesses were unwilling to make major financial decisions against such an uncertain geopolitical backdrop. In addition, oil prices surged, undermining consumers' and corporations' spending power.

When war broke out in March, investors initially welcomed an end to the waiting, sending stocks higher during the middle of the month. Yet uncertainty ensued as questions about how long the fighting would continue emerged, and weak economic data offered little consolation. Thus the first quarter of 2003 ended on a sour note.

April proved to be a turning point for the stock market. As it happened, the war came to a relatively swift conclusion, freeing investors to focus on some positive news, such as first-quarter corporate earnings reports that generally met or exceeded expectations. Stocks rallied, and in May conditions remained favorable, as Congress passed a tax relief package that included a reduction in the individual tax on dividend-paying stocks. Not surprisingly, dividend-paying utilities were among the best-performing stocks, along with surging technology issues. Meanwhile, energy companies were bolstered by comments from Federal Reserve Chairman Alan Greenspan about the issue of rising demand -- and rising prices -- for natural gas.

In June, the final month of the period, the spring rally continued, albeit at a more subdued pace. Although hopes for a second-half recovery endured, economic data were mixed. On the one hand, consumer sentiment and home sales held up, but on the other hand, manufacturing activity weakened and first-quarter gross domestic product growth was revised downward. Indicating that deflation may be a concern, the Federal Reserve opted to trim short-term interest rates to 1%, their lowest level since 1958, according to THE NEW YORK TIMES. With the state of the economy still in question, investors will be watching second-quarter earnings reports closely, as these could dictate the market's next direction.

--------------------------------------------------------------------------------
                              VIF-DYNAMICS FUND(3)
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                              3.02%
--------------------------------------------------------------------------------
5 years                            (3.74%)
--------------------------------------------------------------------------------
Since inception (8/97)              0.12%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Application Software................6.54%
            Pharmaceuticals.....................5.32%
            Semiconductors......................4.68%
            Health Care Equipment...............4.12%
            Biotechnology.......................3.34%
            Investment Adviser/Broker
               Dealer Services..................3.32%
            Communications Equipment............3.13%
            Managed Health Care.................2.85%
            Cable & Satellite Operators.........2.77%
            Systems Software....................2.75%
            Other Industries...................57.89%
            Net Cash & Cash Equivalents.........3.29%

LINE GRAPH: VIF - DYNAMICS FUND

This line graph compares the value of a $10,000 investment in VIF - Dynamics Fund to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - DYNAMICS FUND     RUSSELL MIDCAP GROWTH INDEX(2)

8/97        $10,000                 $10,000
6/98        $12,180                 $11,430
6/99        $14,850                 $13,751
6/00        $21,823                 $20,433
6/01        $14,992                 $13,995
6/02        $ 9,774                 $10,309
6/02        $10,069                 $11,066

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

FUND MANAGEMENT
TIMOTHY J. MILLER, CFA
Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

--------------------------------------------------------------------------------
                       VIF-FINANCIAL SERVICES FUND(3),(4)
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                              (1.70%)
--------------------------------------------------------------------------------
3 years                              2.14%
--------------------------------------------------------------------------------
Since inception (9/99)               4.50%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Diversified Banks...................33.88%
            Diversified Financial Services......18.56%
            Investment Adviser/Broker
               Dealer Services..................12.53%
            Multi-Line Insurance.................6.98%
            Property & Casualty Insurance........6.81%
            Consumer Finance.....................5.08%
            Insurance Brokers....................3.20%
            Reinsurance..........................2.81%
            Investment Companies.................2.70%
            Life & Health Insurance..............1.36%
            Real Estate Investment Trusts........1.36%
            Net Cash & Cash Equivalents..........4.73%

LINE GRAPH: VIF - FINANCIAL SERVICES FUND

This line graph compares the value of a $10,000 investment in VIF - Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the S&P Financials Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - FINANCIAL SERVICES FUND  S&P 500 INDEX(R)(2)   S&P FINANCIALS INDEX(R)(2)
9/99        $10,000                        $10,000               $10,000
6/00        $11,080                        $11,438               $10,810
6/01        $13,272                        $ 9,743               $13,327
6/02        $12,011                        $ 7,991               $11,919
6/03        $11,807                        $ 8,011               $11,946

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

FUND MANAGEMENT
JOSEPH W. SKORNICKA, CFA
Vice President, INVESCO Funds Group. BA, Michigan State University; MBA, University of Michigan. Joined INVESCO in 2001. Began investment career in 1994.

--------------------------------------------------------------------------------
                         VIF-HEALTH SCIENCES FUND(3),(4)
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                              2.97%
--------------------------------------------------------------------------------
5 years                             3.94%
--------------------------------------------------------------------------------
Since inception (5/97)              8.58%
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Pharmaceuticals.....................52.89%
            Managed Health Care.................14.08%
            Biotechnology.......................13.47%
            Health Care Equipment................8.74%
            Health Care Supplies.................2.61%
            Health Care Distributors.............2.61%
            Household Products...................1.72%
            Health Care Facilities...............0.72%
            Net Cash & Cash Equivalents..........3.16%

LINE GRAPH: VIF - HEALTH SCIENCES FUND

This line graph compares the value of a $10,000 investment in VIF - Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

            VIF - HEALTH SCIENCES FUND          S&P 500 INDEX(R)(2)

5/97        $10,000                             $10,000
6/98        $13,630                             $13,596
6/99        $15,111                             $16,689
6/00        $19,666                             $17,899
6/01        $18,964                             $15,247
6/02        $16,061                             $12,505
6/03        $16,538                             $12,537

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

FUND MANAGEMENT
THOMAS R. WALD, CFA
Vice President, INVESCO Funds Group. BA, Tulane University; MBA, University of Pennsylvania. Joined INVESCO in 1997. Began investment career in 1988.

--------------------------------------------------------------------------------
                           VIF-TECHNOLOGY FUND(3),(4)
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                          (3.75%)
--------------------------------------------------------------------------------
5 years                                         (6.41%)
--------------------------------------------------------------------------------
Since inception (5/97)                          (0.29%)
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Semiconductors......................19.19%
            Systems Software....................10.77%
            Application Software.................9.89%
            Computer Storage & Peripherals ......6.79%
            Communications Equipment.............6.73%
            Networking Equipment.................6.27%
            Computer Hardware....................5.96%
            Semiconductor Equipment..............5.43%
            Internet Retail......................3.92%
            Electronic Equipment
               Manufacturers.....................3.83%
            Other Industries....................14.38%
            Net Cash & Cash Equivalents..........6.84%

LINE GRAPH:   VIF - TECHNOLOGY FUND

This line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

      VIF - TECHNOLOGY FUND   S&P 500 INDEX(R)(2)     NASDAQ COMPOSITE INDEX(2)

5/97  $10,000                 $10,000                 $10,000
6/98  $13,680                 $13,596                 $13,531
6/99  $20,497                 $16,689                 $19,182
6/00  $43,207                 $17,899                 $28,323
6/01  $19,414                 $15,247                 $15,433
6/02  $10,206                 $12,505                 $10,448
6/03  $ 9,823                 $12,537                 $11,588

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

FUND MANAGEMENT
WILLIAM R. KEITHLER, CFA
Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

--------------------------------------------------------------------------------
                     VIF-TELECOMMUNICATIONS FUND(3),(4),(5)
                AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/03(1)

1 year                                          6.69%
--------------------------------------------------------------------------------
3 years                                       (44.01%)
--------------------------------------------------------------------------------
Since inception (9/99)                        (26.04%)
--------------------------------------------------------------------------------

PIE CHART:  PORTFOLIO INDUSTRY BREAKDOWN
            % OF TOTAL NET ASSETS

            [PIE CHART]

            HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

            Integrated Telecommunications
               Services.........................25.40%
            Communications Equipment............18.71%
            Wireless Telecommunications
               Services.........................16.59%
            Cable & Satellite Operators..........9.46%
            Networking Equipment.................3.53%
            Broadcasting - Radio/TV..............3.45%
            Application Software.................3.17%
            Semiconductors.......................3.03%
            Investment Companies ................1.96%
            Electronic Equipment
               Manufacturers.....................1.52%
            Other Industries.....................3.78%
            Net Cash & Cash Equivalents..........9.40%

LINE GRAPH: VIF - TELECOMMUNICATIONS FUND

This line graph compares the value of a $10,000 investment in VIF - Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(R)(2) and a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/03.

      VIF - TELECOMMUNICATIONS FUND       S&P 500 INDEX(R)(2)     MSCI-EAFE INDEX(2)
9/99  $10,000                             $10,000                 $10,000
6/00  $18,230                             $11,438                 $11,243
6/01  $ 8,034                             $ 9,743                 $ 8,621
6/02  $ 2,999                             $ 7,991                 $ 7,826
6/03  $ 3,199                             $ 8,011                 $ 7,352

THE LINE GRAPH ABOVE ILLUSTRATES, FOR THE PERIOD FROM INCEPTION THROUGH JUNE 30, 2003, THE VALUE OF A $10,000 INVESTMENT IN THE FUND, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD, OF COURSE, HAVE LOWERED ITS PERFORMANCE. (PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)(1),(2)

FUND MANAGEMENT
BRIAN HAYWARD, CFA
Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

MEET THE NEW MANAGER
EFFECTIVE 7/1/03
WILLIAM R. KEITHLER, CFA
Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 FINANCIALS INDEX(R) IS AN UNMANAGED INDEX: THAT REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX(R). THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX REPRESENTING THE DEVELOPED MARKETS OUTSIDE OF NORTH AMERICA: EUROPE, AUSTRALASIA, AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECT IN ANY MARKET INDEX.

(3)AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

(4)SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

(5)FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING POLITICAL UNCERTAINTY AND CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN SECURITIES REGULATION AND ACCOUNTING PRACTICES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

STATEMENT OF INVESTMENT SECURITIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
DYNAMICS FUND
96.71  COMMON STOCKS & WARRANTS
2.15   ADVERTISING
       Lamar Advertising Class A Shrs(a)                                            53,200         $   1,873,172
       Omnicom Group                                                                14,330             1,027,461
=================================================================================================================
                                                                                                       2,900,633
0.53   AEROSPACE & DEFENSE
       L-3 Communications Holdings(a)                                               16,500               717,585
=================================================================================================================
0.48   AGRICULTURAL PRODUCTS
       Bunge Ltd                                                                    22,600               646,360
=================================================================================================================
0.26   APPAREL RETAIL
       Chico's FAS(a)                                                               16,600               349,430
=================================================================================================================
6.54   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                                78,600             1,886,400
       Autodesk Inc                                                                 18,800               303,808
       BEA Systems(a)                                                               48,400               525,624
       Business Objects SA Sponsored ADR Representing Ord Shrs(a)                   14,700               322,665
       Check Point Software Technologies Ltd(a)                                     59,300             1,159,315
       Cognos Inc(a)                                                                15,500               418,500
       Intuit Inc(a)                                                                20,020               891,491
       Mercury Interactive(a)                                                       13,720               529,729
       Siebel Systems(a)                                                           105,640             1,007,806
       Software HOLDRs Trust(b)                                                     34,000             1,073,720
       Synopsys Inc(a)                                                              11,400               705,090
=================================================================================================================
                                                                                                       8,824,148
0.49   AUTO PARTS & EQUIPMENT
       Advance Auto Parts(a)                                                        10,900               663,810
=================================================================================================================
3.34   BIOTECHNOLOGY
       Biotech HOLDRs Trust(b)                                                      11,500             1,417,375
       Chiron Corp(a)                                                                5,900               257,948
       Genzyme Corp-General Division(a)                                             21,700               907,060
       Gilead Sciences(a)                                                           30,800             1,711,864
       MedImmune Inc(a)                                                              5,900               214,583
=================================================================================================================
                                                                                                       4,508,830
0.11   BREWERS
       Constellation Brands Class A Shrs(a)                                          4,700               147,580
=================================================================================================================
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
2.35   BROADCASTING -- RADIO/TV
       Cox Radio Class A Shrs(a)                                                    13,800         $     318,918
       Entercom Communications Class A Shrs(a)                                      17,100               838,071
       Univision Communications Class A Shrs(a)                                     36,500             1,109,600
       Westwood One(a)                                                              26,700               905,931
=================================================================================================================
                                                                                                       3,172,520
2.77   CABLE & SATELLITE OPERATORS
       Cablevision Systems New York Group(a)                                        31,900               662,244
       Cox Communications Class A Shrs(a)                                           40,900             1,304,710
       EchoStar Communications Class A Shrs(a)                                      51,080             1,768,390
=================================================================================================================
                                                                                                       3,735,344
1.07   CASINOS & GAMING
       Harrah's Entertainment(a)                                                    19,040               766,170
       Wynn Resorts Ltd(a)                                                          38,100               673,989
=================================================================================================================
                                                                                                       1,440,159
3.13   COMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                                   187,800               437,198
       Alcatel Sponsored ADR Representing Ord Shrs(a)                               98,700               883,365
       Corning Inc(a)                                                               94,100               695,399
       JDS Uniphase(a)                                                              99,200               348,192
       Nortel Networks(a)                                                          147,200               397,440
       UTStarcom Inc(a)                                                             41,300             1,469,041
=================================================================================================================
                                                                                                       4,230,635
0.88   COMPUTER & ELECTRONICS RETAIL
       CDW Corp(a)                                                                  26,000             1,190,800
=================================================================================================================
2.68   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                                                  44,000               460,680
       Emulex Corp(a)                                                               32,700               744,579
       Lexmark International Class A Shrs(a)                                        18,300             1,295,091
       Network Appliance(a)                                                         69,000             1,118,490
=================================================================================================================
                                                                                                       3,618,840
0.71   CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
       Cummins Inc                                                                  10,100               362,489
       Navistar International(a)                                                    18,300               597,129
=================================================================================================================
                                                                                                         959,618
0.79   CONSUMER FINANCE
       SLM Corp                                                                     27,300             1,069,341
=================================================================================================================
2.57   DATA PROCESSING SERVICES
       DST Systems(a)                                                               37,800             1,436,400
       Fiserv Inc(a)                                                                30,600             1,089,666
       Paychex Inc                                                                  32,375               948,911
=================================================================================================================
                                                                                                       3,474,977
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.74   DIVERSIFIED BANKS
       Banknorth Group                                                               6,100         $     155,672
       M&T Bank                                                                      5,900               496,898
       Northern Trust                                                               26,180             1,094,062
       Synovus Financial                                                            28,300               608,450
=================================================================================================================
                                                                                                       2,355,082
1.32   DIVERSIFIED COMMERCIAL SERVICES
       ChoicePoint Inc(a)                                                           22,200               766,344
       Cintas Corp                                                                  18,300               648,552
       Convergys Corp(a)                                                            22,700               363,200
=================================================================================================================
                                                                                                       1,778,096
1.47   DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                                        18,500             1,225,625
       Franklin Resources                                                            7,200               281,304
       Neuberger Berman                                                             12,100               482,911
=================================================================================================================
                                                                                                       1,989,840
2.24   EDUCATION SERVICES
       Apollo Group Class A Shrs(a)                                                 14,050               867,728
       Career Education(a)                                                          18,000             1,231,560
       ITT Educational Services(a)                                                  31,500               921,375
=================================================================================================================
                                                                                                       3,020,663
1.30   ELECTRICAL COMPONENTS & EQUIPMENT
       Molex Inc                                                                    33,537               905,164
       SPX Corp(a)                                                                  19,400               854,764
=================================================================================================================
                                                                                                       1,759,928
0.39   ELECTRONIC EQUIPMENT MANUFACTURERS
       Garmin Ltd(a)                                                                13,200               526,284
=================================================================================================================
2.16   EMPLOYMENT SERVICES
       Manpower Inc                                                                 40,500             1,502,145
       Robert Half International(a)                                                 74,300             1,407,242
=================================================================================================================
                                                                                                       2,909,387
1.08   ENVIRONMENTAL SERVICES
       Republic Services(a)                                                         64,500             1,462,215
=================================================================================================================
0.15   FOOD DISTRIBUTORS
       Performance Food Group(a)                                                       500                18,500
       United Natural Foods(a)                                                       6,400               180,096
=================================================================================================================
                                                                                                         198,596
0.76   FOOD RETAIL
       Dean Foods(a)                                                                21,750               685,125
       Whole Foods Market(a)                                                         7,200               342,216
=================================================================================================================
                                                                                                       1,027,341
0.69   FOOTWEAR
       NIKE Inc Class B Shrs                                                        17,500               936,075
=================================================================================================================
1.10   GENERAL MERCHANDISE STORES
       Dollar Tree Stores(a)                                                         6,300               199,899
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Family Dollar Stores                                                         21,500         $     820,225
       Ross Stores                                                                  10,800               461,592
=================================================================================================================
                                                                                                       1,481,716
0.98   HEALTH CARE DISTRIBUTORS
       AdvancePCS Class A Shrs(a)                                                   20,400               779,892
       Express Scripts(a)                                                            8,000               546,560
=================================================================================================================
                                                                                                       1,326,452
4.12   HEALTH CARE EQUIPMENT
       Biomet Inc                                                                   38,300             1,097,678
       Boston Scientific(a)                                                         17,700             1,081,470
       C.R. Bard                                                                     3,700               263,847
       Medtronic Inc                                                                   700                33,579
       Stryker Corp                                                                  5,300               367,661
       Varian Medical Systems(a)                                                    32,100             1,847,997
       Zimmer Holdings(a)                                                           19,300               869,465
=================================================================================================================
                                                                                                       5,561,697
0.16   HEALTH CARE FACILITIES
       Health Management Associates Class A Shrs                                    11,900               219,555
=================================================================================================================
1.64   HEALTH CARE SUPPLIES
       Alcon Inc                                                                    42,300             1,933,110
       Smith & Nephew PLC                                                           49,800               286,183
=================================================================================================================
                                                                                                       2,219,293
1.18   HOTELS & RESORTS
       Expedia Inc(a)                                                                7,200               549,936
       Expedia Inc Warrants(a) (Exp 2009)                                            4,466               243,576
       Hilton Hotels                                                                62,500               799,375
=================================================================================================================
                                                                                                       1,592,887
0.86   INDUSTRIAL GASES
       Praxair Inc                                                                  19,400             1,165,940
=================================================================================================================
2.05   INDUSTRIAL MACHINERY
       Danaher Corp                                                                  6,400               435,520
       Donaldson Co                                                                  3,100               137,795
       Eaton Corp                                                                    5,900               463,799
       Illinois Tool Works                                                          16,700             1,099,695
       ITT Industries                                                                9,600               628,416
=================================================================================================================
                                                                                                       2,765,225
1.14   INTEGRATED OIL & GAS
       Murphy Oil                                                                   29,300             1,541,180
=================================================================================================================
2.07   INTERNET SOFTWARE & SERVICES
       Mindspeed Technologies(a)                                                    29,533                79,739
       VeriSign Inc(a)                                                              53,100               734,373
       Yahoo! Inc(a)                                                                60,500             1,981,980
=================================================================================================================
                                                                                                       2,796,092
3.32   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                                                  6,000               434,520
       Eaton Vance                                                                  17,400               549,840
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Federated Investors Class B Shrs                                             10,000         $     274,200
       Legg Mason                                                                   26,900             1,747,155
       Lehman Brothers Holdings                                                     11,240               747,235
       T Rowe Price Group                                                           19,400               732,350
=================================================================================================================
                                                                                                       4,485,300
0.01   INVESTMENT COMPANIES
       iShares Trust Russell Midcap Growth Index Fund(c)                               300                18,492
=================================================================================================================
0.91   IT CONSULTING & OTHER SERVICES
       Affiliated Computer Services Class A Shrs(a)                                  7,100               324,683
       BISYS Group(a)                                                               18,800               345,356
       SunGard Data Systems(a)                                                      21,700               562,247
=================================================================================================================
                                                                                                       1,232,286
0.42   LEISURE FACILITIES
       InterActiveCorp(a)                                                           14,400               569,808
=================================================================================================================
0.78   LEISURE PRODUCTS
       Marvel Enterprises(a)                                                         2,800                53,480
       Mattel Inc                                                                   52,600               995,192
=================================================================================================================
                                                                                                       1,048,672
0.53   LIFE & HEALTH INSURANCE
       AFLAC Inc                                                                       700                21,525
       Nationwide Financial Services Class A Shrs                                   21,200               689,000
=================================================================================================================
                                                                                                         710,525
2.85   MANAGED HEALTH CARE
       Anthem Inc(a)                                                                17,000             1,311,550
       Caremark Rx(a)                                                               35,500               911,640
       First Health Group(a)                                                        18,300               505,080
       WellPoint Health Networks(a)                                                 13,200             1,112,760
=================================================================================================================
                                                                                                       3,841,030
0.12   METAL & GLASS CONTAINERS
       Ball Corp                                                                     3,400               154,734
=================================================================================================================
0.02   MOTORCYCLE MANUFACTURERS
       Harley-Davidson Inc                                                             700                27,902
=================================================================================================================
0.12   MOVIES & ENTERTAINMENT
       Metro-Goldwyn-Mayer Inc(a)                                                   13,400               166,428
=================================================================================================================
0.14   MULTI-LINE INSURANCE
       Willis Group Holdings Ltd                                                     6,100               187,575
=================================================================================================================
0.36   NETWORKING EQUIPMENT
       Juniper Networks(a)                                                          38,800               479,956
=================================================================================================================
0.34   OIL & GAS DRILLING
       Nabors Industries Ltd(a)                                                      8,000               316,400
       Noble Corp(a)                                                                 4,200               144,060
=================================================================================================================
                                                                                                         460,460
2.30   OIL & GAS EQUIPMENT & SERVICES
       BJ Services(a)                                                                7,400               276,464
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Cooper Cameron(a)                                                            20,975         $   1,056,720
       Smith International(a)                                                       38,700             1,421,838
       Weatherford International Ltd(a)                                              8,500               356,150
=================================================================================================================
                                                                                                       3,111,172
2.44   OIL & GAS EXPLORATION & PRODUCTION
       Apache Corp                                                                  20,221             1,315,578
       EOG Resources                                                                 1,600                66,944
       Kerr-McGee Corp                                                              14,200               636,160
       Pioneer Natural Resources(a)                                                 33,600               876,960
       Talisman Energy                                                               8,800               403,480
=================================================================================================================
                                                                                                       3,299,122
5.32   PHARMACEUTICALS
       Barr Laboratories(a)                                                         21,250             1,391,875
       Forest Laboratories(a)                                                       50,300             2,753,925
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                                                      53,400             3,040,062
=================================================================================================================
                                                                                                       7,185,862
0.36   PROPERTY & CASUALTY INSURANCE
       Safeco Corp                                                                  13,800               486,864
=================================================================================================================
0.01   PUBLISHING & PRINTING
       Knight-Ridder Inc(c)                                                            100                 6,893
=================================================================================================================
2.64   RESTAURANTS
       CBRL Group                                                                   42,500              1,651,550
       Outback Steakhouse                                                           18,000                702,000
       P.F. Chang's China Bistro(a)                                                    200                  9,842
       Starbucks Corp(a)                                                            48,700              1,194,124
==================================================================================================================
                                                                                                        3,557,516
2.60   SEMICONDUCTOR EQUIPMENT
       ASML Holding NV New York Registered Shrs(a)                                  69,700                666,332
       KLA-Tencor Corp(a)                                                           27,100              1,259,879
       Lam Research(a)                                                              38,200                695,622
       Novellus Systems(a)                                                          24,400                893,552
==================================================================================================================
                                                                                                        3,515,385
4.68   SEMICONDUCTORS
       Altera Corp(a)                                                               59,780                980,392
       Applied Micro Circuits(a)                                                    34,800                210,540
       Broadcom Corp Class A Shrs(a)                                                31,500                784,665
       Conexant Systems(a)                                                          88,600                363,260
       Linear Technology                                                            30,680                988,203
       Maxim Integrated Products                                                    14,460                494,387
       Microchip Technology                                                         50,982              1,255,687
       PMC-Sierra Inc(a)                                                            27,600                323,748
       Semiconductor HOLDRs Trust(b)                                                16,400                464,612
       Vitesse Semiconductor(a)                                                     37,500                184,500
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Xilinx Inc(a)                                                                10,490         $      265,502
==================================================================================================================
                                                                                                        6,315,496
0.77   SPECIALTY STORES
       AutoZone Inc(a)                                                               4,900                372,253
       Tiffany & Co                                                                 20,500                669,940
==================================================================================================================
                                                                                                        1,042,193
2.75   SYSTEMS SOFTWARE
       Adobe Systems                                                                28,000                897,960
       Networks Associates(a)                                                       27,300                346,164
       Symantec Corp(a)                                                             16,300                714,918
       VERITAS Software(a)                                                          61,100              1,751,737
==================================================================================================================
                                                                                                        3,710,779
0.56   TRADING COMPANIES & DISTRIBUTORS
       Fastenal Co                                                                  22,300                756,862
==================================================================================================================
0.53   TRUCKING
       Arkansas Best                                                                30,300                720,837
==================================================================================================================
2.38   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                                    75,400                619,034
       Nextel Communications Class A Shrs(a)                                        76,200              1,377,696
       Nextel Partners Class A Shrs(a)                                              71,350                520,855
       Sprint Corp-PCS Group Series 1 Shrs(a)                                      120,500                692,875
==================================================================================================================
                                                                                                        3,210,460
       TOTAL COMMON STOCKS & WARRANTS (COST $110,094,539)                                             130,586,763
==================================================================================================================
4.65   SHORT-TERM INVESTMENTS
0.02   Investment Companies
       INVESCO Treasurer's Series Money Market Reserve Fund(d)(e), 1.047%
        (Cost $25,875)                                                              25,875                 25,875
==================================================================================================================
4.63   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $6,251,188 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $6,545,510)
         (Cost $6,251,000)                                                  $    6,251,000              6,251,000
==================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (COST $6,276,875)                                                   6,276,875
==================================================================================================================
101.36 TOTAL INVESTMENTS AT VALUE
        (Cost $116,371,414)                                                                           136,863,638
==================================================================================================================
(1.36) OTHER ASSETS LESS LIABILITIES                                                                   (1,834,921)
==================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  135,028,717
==================================================================================================================

FINANCIAL SERVICES FUND
95.27  COMMON STOCKS
5.08   CONSUMER FINANCE
       Capital One Financial                                                        31,500         $    1,549,170
       Fannie Mae                                                                   44,900              3,028,056
       Freddie Mac                                                                  21,350              1,083,940
       Providian Financial(a)                                                       73,100                676,906

-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       SLM Corp                                                                     53,100         $    2,079,927
==================================================================================================================
                                                                                                        8,417,999
33.88  DIVERSIFIED BANKS
       Bank of America                                                             112,800              8,914,584
       Bank of New York                                                            146,875              4,222,656
       Bank One                                                                     98,100              3,647,358
       Charter One Financial                                                        24,800                773,264
       City National                                                                18,100                806,536
       Compass Bancshares                                                           32,600              1,138,718
       Fifth Third Bancorp                                                          40,825              2,340,906
       First Tennessee National                                                     36,200              1,589,542
       FleetBoston Financial                                                        50,800              1,509,268
       Investors Financial Services                                                 67,200              1,949,472
       M&T Bank                                                                     27,500              2,316,050
       Mellon Financial                                                             57,400              1,592,850
       New York Community Bancorp                                                   26,400                767,976
       Northern Trust                                                               47,400              1,980,846
       Synovus Financial                                                            71,800              1,543,700
       TCF Financial                                                                30,300              1,207,152
       UBS AG                                                                       51,800              2,869,720
       US Bancorp                                                                   33,900                830,550
       Wachovia Corp                                                               196,900              7,868,124
       Wells Fargo & Co                                                            163,950              8,263,080
==================================================================================================================
                                                                                                       56,132,352
18.56  DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                                        76,300              5,054,875
       American Express                                                            145,000              6,062,450
       CIT Group Inc                                                                32,500                801,125
       Citigroup Inc                                                               200,240              8,570,272
       Franklin Resources                                                           75,200              2,938,064
       Goldman Sachs Group                                                          10,200                854,250
       JP Morgan Chase & Co                                                        139,200              4,757,856
       Prudential Financial                                                         51,100              1,719,515
==================================================================================================================
                                                                                                       30,758,407
3.20   INSURANCE BROKERS
       Marsh & McLennan                                                            103,820              5,302,087
==================================================================================================================
12.53  INVESTMENT ADVISER/BROKER DEALER SERVICES
       Bear Stearns                                                                 18,000              1,303,560
       Eaton Vance                                                                  19,200                606,720
       Federated Investors Class B Shrs                                             37,200              1,020,024
       Legg Mason                                                                   43,200              2,805,840
       Lehman Brothers Holdings                                                     82,300              5,471,304
       Merrill Lynch & Co                                                          185,800              8,673,144
       Morgan Stanley                                                               20,700                884,925
==================================================================================================================
                                                                                                       20,765,517
2.70   INVESTMENT COMPANIES
       Financial Select Sector SPDR Fund(f)                                        182,100              4,470,555
==================================================================================================================
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.36   LIFE & HEALTH INSURANCE
       Principal Financial Group                                                    69,900         $    2,254,275
==================================================================================================================
6.98   MULTI-LINE INSURANCE
       American International Group                                                136,950              7,556,901
       Radian Group                                                                 79,500              2,913,675
       Willis Group Holdings Ltd                                                    35,900              1,103,925
==================================================================================================================
                                                                                                       11,574,501
6.81   PROPERTY & CASUALTY INSURANCE
       Allstate Corp                                                               154,600              5,511,490
       Safeco Corp                                                                  77,700              2,741,256
       St Paul                                                                      59,300              2,165,043
       Travelers Property Casualty Class A Shrs                                     54,200                861,780
==================================================================================================================
                                                                                                       11,279,569
1.36   REAL ESTATE INVESTMENT TRUSTS
       iStar Financial                                                              61,600              2,248,400
==================================================================================================================
2.81   REINSURANCE
       Endurance Specialty Holdings Ltd                                             40,400              1,205,940
       PartnerRe Ltd                                                                17,500                894,425
       Platinum Underwriters Holdings Ltd                                           53,600              1,454,704
       RenaissanceRe Holdings Ltd                                                   24,200              1,101,584
==================================================================================================================
                                                                                                        4,656,653
       TOTAL COMMON STOCKS (COST $144,161,427)                                                        157,860,315
==================================================================================================================
3.15   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $5,215,156 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $5,460,425)
         (Cost $5,215,000)                                                  $    5,215,000              5,215,000
==================================================================================================================
98.42  TOTAL INVESTMENTS AT VALUE
        (COST $149,376,427)                                                                           163,075,315
==================================================================================================================
1.58   OTHER ASSETS LESS LIABILITIES                                                                    2,614,047
==================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  165,689,362
==================================================================================================================

HEALTH SCIENCES FUND
96.84  COMMON STOCKS
13.47  BIOTECHNOLOGY
       Amgen Inc(a)                                                                160,400         $   10,656,976
       Biotech HOLDRs Trust(b)                                                      64,400              7,937,300
       Chiron Corp(a)                                                               57,300              2,505,156
       Genentech Inc(a)                                                             81,300              5,863,356
       Genzyme Corp-General Division(a)                                            106,900              4,468,420
       Gilead Sciences(a)                                                           84,460              4,694,287
       MedImmune Inc(a)                                                             75,500              2,745,935
==================================================================================================================
                                                                                                       38,871,430
2.61   HEALTH CARE DISTRIBUTORS
       AdvancePCS Class A Shrs(a)                                                  101,000              3,861,230

-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Express Scripts(a)                                                           53,700         $    3,668,784
==================================================================================================================
                                                                                                        7,530,014
8.74   HEALTH CARE EQUIPMENT
       Biomet Inc                                                                   88,000              2,522,080
       Boston Scientific(a)                                                         81,700              4,991,870
       C.R. Bard                                                                    71,000              5,063,010
       Medtronic Inc                                                                52,100              2,499,237
       Varian Medical Systems(a)                                                   110,660              6,370,696
       Zimmer Holdings(a)                                                           83,440              3,758,972
==================================================================================================================
                                                                                                       25,205,865
0.72   HEALTH CARE FACILITIES
       Health Management Associates Class A Shrs                                   111,900              2,064,555
==================================================================================================================
2.61   HEALTH CARE SUPPLIES
       Alcon Inc                                                                   148,100              6,768,170
       Smith & Nephew PLC                                                          135,000                775,797
==================================================================================================================
                                                                                                        7,543,967
1.72   HOUSEHOLD PRODUCTS
       Procter & Gamble                                                             55,500              4,949,490
==================================================================================================================
14.08  MANAGED HEALTH CARE
       Aetna Inc                                                                   133,800              8,054,760
       Anthem Inc(a)                                                               108,300              8,355,345
       Caremark Rx(a)                                                              132,400              3,400,032
       Coventry Health Care(a)                                                      27,800              1,283,248
       Health Net(a)                                                                51,600              1,700,220
       Mid Atlantic Medical Services(a)                                             51,500              2,693,450
       UnitedHealth Group                                                          160,000              8,040,000
       WellPoint Health Networks(a)                                                 84,100              7,089,630
==================================================================================================================
                                                                                                       40,616,685
52.89  PHARMACEUTICALS
       Abbott Laboratories                                                         269,380             11,788,069
       Allergan Inc                                                                 64,400              4,965,240
       AstraZeneca PLC Sponsored ADR Representing Ord Shrs                         165,300              6,739,281
       Barr Laboratories(a)                                                         60,600              3,969,300
       Bristol-Myers Squibb                                                        428,200             11,625,630
       Eli Lilly & Co                                                              179,500             12,380,115
       Forest Laboratories(a)                                                      198,960             10,893,060
       GlaxoSmithKline PLC Sponsored ADR Representing 2 Ord Shrs                   214,800              8,707,992
       Johnson & Johnson                                                           178,183              9,212,061
       Merck & Co                                                                  195,400             11,831,470
       Novartis AG Sponsored ADR Representing Ord Shrs                             199,300              7,934,133
       Pfizer Inc                                                                  345,402             11,795,478
       Pharmaceutical HOLDRs Trust(b)(c)                                           158,400             12,814,560
       Pharmaceutical Resources(a)                                                  86,600              4,213,956
       Teva Pharmaceutical Industries Ltd Sponsored ADR Representing Ord Shrs      214,460             12,209,208

-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Wyeth                                                                       252,100         $   11,483,155
==================================================================================================================
                                                                                                      152,562,708
       TOTAL COMMON STOCKS (COST $235,737,675)                                                        279,344,714
==================================================================================================================
5.53   SHORT-TERM INVESTMENTS
2.89   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve Fund(d)(e), 1.047%
        (Cost $8,325,000)                                                        8,325,000              8,325,000
==================================================================================================================
2.64   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $7,612,228 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $7,965,621)
         (Cost $7,612,000)                                                  $    7,612,000              7,612,000
==================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (COST $15,937,000)                                                                            15,937,000
==================================================================================================================
102.37 TOTAL INVESTMENTS AT VALUE
        (COST $251,674,675)                                                                           295,281,714
==================================================================================================================
(2.37) OTHER ASSETS LESS LIABILITIES                                                                   (6,824,969)
==================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  288,456,745
==================================================================================================================

TECHNOLOGY FUND
92.95  COMMON STOCKS
9.89   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                                79,480         $    1,907,520
       Autodesk Inc                                                                 26,500                428,240
       BEA Systems(a)                                                              160,400              1,741,944
       Business Objects SA Sponsored ADR Representing Ord Shrs(a)                   26,300                577,285
       Check Point Software Technologies Ltd(a)                                     70,600              1,380,230
       Cognos Inc(a)                                                                30,400                820,800
       Intuit Inc(a)                                                                26,300              1,171,139
       Macromedia Inc(a)                                                            15,300                321,912
       Mercury Interactive(a)                                                       46,600              1,799,226
       SAP AG Sponsored ADR Representing 1/4 Ord Shr                                 7,500                219,150
       Siebel Systems(a)                                                            91,200                870,048
       Software HOLDRs Trust(b)                                                     40,200              1,269,516
       Synopsys Inc(a)                                                               7,400                457,690
       Verity Inc(a)                                                                36,100                457,026
==================================================================================================================
                                                                                                       13,421,726
1.22   BIOTECHNOLOGY
       Amgen Inc(a)                                                                 13,900                923,516
       Genentech Inc(a)                                                             10,100                728,412
==================================================================================================================
                                                                                                        1,651,928
0.44   CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)                                                 20,000                603,600
==================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
6.73   COMMUNICATIONS EQUIPMENT
       ADC Telecommunications(a)                                                   202,900         $      472,351
       Advanced Fibre Communications(a)                                             10,400                169,208
       Alcatel Sponsored ADR Representing Ord Shrs(a)                              117,300              1,049,835
       CIENA Corp(a)                                                                39,800                206,562
       Corning Inc(a)                                                              102,000                753,780
       JDS Uniphase(a)                                                              69,300                243,243
       Lucent Technologies(a)                                                      305,700                620,571
       Motorola Inc                                                                 34,900                329,107
       Nokia Corp Sponsored ADR Representing Ord Shrs                              119,900              1,969,957
       Nortel Networks(a)                                                          312,700                844,290
       QUALCOMM Inc                                                                 20,650                738,238
       UTStarcom Inc(a)                                                             49,000              1,742,930
==================================================================================================================
                                                                                                        9,140,072
5.96   COMPUTER HARDWARE
       Apple Computer(a)                                                            37,100                709,352
       Dell Inc(a)                                                                 120,900              3,863,964
       Hewlett-Packard Co                                                           64,200              1,367,460
       International Business Machines                                              26,100              2,153,250
==================================================================================================================
                                                                                                        8,094,026
6.79   COMPUTER STORAGE & PERIPHERALS
       EMC Corp(a)                                                                 288,100              3,016,407
       Emulex Corp(a)                                                               45,900              1,045,143
       Lexmark International Class A Shrs(a)                                        15,500              1,096,935
       McDATA Corp Class A Shrs(a)                                                  68,200              1,000,494
       Network Appliance(a)                                                        129,800              2,104,058
       Seagate Technology(a)                                                        54,000                953,100
==================================================================================================================
                                                                                                        9,216,137
3.13   DATA PROCESSING SERVICES
       First Data                                                                   50,200              2,080,288
       Fiserv Inc(a)                                                                29,050              1,034,470
       Paychex Inc                                                                  38,600              1,131,366
==================================================================================================================
                                                                                                        4,246,124
0.79   DIVERSIFIED COMMERCIAL SERVICES
       CheckFree Corp(a)                                                            38,600              1,074,624
==================================================================================================================
3.83   ELECTRONIC EQUIPMENT MANUFACTURERS
       Celestica Inc(a)                                                             55,100                868,376
       Flextronics International Ltd(a)                                            145,400              1,510,706
       Garmin Ltd(a)                                                                 2,700                107,649
       Jabil Circuit(a)                                                             55,700              1,230,970
       Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(g)                       6,100                907,375
       Sanmina-SCI Corp(a)                                                          42,300                266,913
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Thermo Electron(a)                                                           14,700         $      308,994
==================================================================================================================
                                                                                                        5,200,983
0.44   HEALTH CARE EQUIPMENT
       Varian Medical Systems(a)                                                    10,300                592,971
==================================================================================================================
0.30   INTEGRATED TELECOMMUNICATION SERVICES
       SBC Communications                                                            7,700                196,735
       Verizon Communications                                                        5,300                209,085
==================================================================================================================
                                                                                                          405,820
3.92   INTERNET RETAIL
       Amazon.com Inc(a)                                                            35,100              1,280,799
       eBay Inc(a)                                                                  38,800              4,042,184
==================================================================================================================
                                                                                                        5,322,983
2.18   INTERNET SOFTWARE & SERVICES
       VeriSign Inc(a)                                                              71,500                988,845
       Yahoo! Inc(a)                                                                60,100              1,968,876
==================================================================================================================
                                                                                                        2,957,721
0.81   IT CONSULTING & OTHER SERVICES
       Affiliated Computer Services Class A Shrs(a)                                 13,900                635,647
       BISYS Group(a)                                                               25,300                464,761
==================================================================================================================
                                                                                                        1,100,408
1.53   LEISURE FACILITIES
       InterActive Corp(a)                                                          52,340              2,071,094
==================================================================================================================
0.63   LEISURE PRODUCTS
       Electronic Arts(a)                                                           11,500                850,885
==================================================================================================================
0.53   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                           44,400                714,396
==================================================================================================================
6.27   NETWORKING EQUIPMENT
       Cisco Systems(a)(h)                                                         394,500              6,584,205
       Juniper Networks(a)                                                          68,100                842,397
       NetScreen Technologies(a)                                                    47,700              1,075,635
==================================================================================================================
                                                                                                        8,502,237
0.50   PHARMACEUTICALS
       Teva Pharmaceutical Industries Ltd Sponsored ADR Representing
         Ord Shrs                                                                   12,000                683,160
==================================================================================================================
5.43   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                                        121,000              1,919,060
       ASML Holding NV New York Registered Shrs(a)                                  38,100                364,236
       Axcelis Technologies(a)                                                      26,900                164,628
       KLA-Tencor Corp(a)                                                           30,600              1,422,594
       Lam Research(a)                                                              72,700              1,323,867
       Novellus Systems(a)                                                          38,100              1,395,260
       Teradyne Inc(a)                                                              45,100                780,681
==================================================================================================================
                                                                                                        7,370,326
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
19.19  SEMICONDUCTORS
       Altera Corp(a)                                                               61,100         $    1,002,040
       Analog Devices(a)                                                            19,800                689,436
       Applied Micro Circuits(a)                                                   103,500                626,175
       Broadcom Corp Class A Shrs(a)                                                93,300              2,324,103
       Chartered Semiconductor Manufacturing Ltd Sponsored ADR
         Representing 10 Ord Shrs(a)                                                37,300                192,095
       ChipPAC Inc Class A Shrs(a)                                                  19,400                148,798
       Cypress Semiconductor(a)                                                     31,900                382,800
       Fairchild Semiconductor International Class A Shrs(a)                        19,600                250,684
       GlobespanVirata Inc(a)                                                      125,600              1,036,200
       Intel Corp                                                                  257,200              5,345,645
       Intersil Corp Class A Shrs(a)                                                36,800                979,248
       Linear Technology                                                            50,600              1,629,826
       Maxim Integrated Products                                                    59,300              2,027,467
       Microchip Technology                                                         41,575              1,023,992
       Micron Technology(a)                                                         51,500                598,945
       National Semiconductor(a)                                                    33,200                654,704
       PMC-Sierra Inc(a)                                                            32,000                375,360
       QLogic Corp(a)                                                               40,000              1,933,200
       Taiwan Semiconductor Manufacturing Ltd Sponsored ADR Representing
         5 Ord Shrs                                                                131,648              1,327,012
       Texas Instruments                                                            61,500              1,082,400
       United Microelectronics Sponsored ADR Representing 5 Ord Shrs                91,031                341,366
       Vitesse Semiconductor(a)                                                    155,600                765,552
       Xilinx Inc(a)                                                                51,500              1,303,465
==================================================================================================================
                                                                                                       26,040,513
10.77  SYSTEMS SOFTWARE
       Adobe Systems                                                                61,800              1,981,926
       Micromuse Inc(a)                                                             52,300                417,877
       Microsoft Corp                                                              216,400              5,542,004
       Oracle Corp(a)                                                              219,200              2,634,784
       Red Hat(a)                                                                   45,500                344,435
       Symantec Corp(a)                                                             28,900              1,267,554
       VERITAS Software(a)                                                          84,600              2,425,482
==================================================================================================================
                                                                                                       14,614,062
1.67   WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless Services(a)                                                    50,800                417,068
       Nextel Communications Class A Shrs(a)                                        55,000                994,400
       Vodafone Group PLC Sponsored ADR Representing 10 Ord Shrs                    43,300                850,845
==================================================================================================================
                                                                                                        2,262,313
       TOTAL COMMON STOCKS (COST $118,386,812)                                                        126,138,109
==================================================================================================================
0.21   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(i)(k) (Cost $783,067)                                                    281,119
==================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
7.52   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003
         due 7/1/2003 at 1.080%, repurchased at $10,212,306
         (Collateralized by Federal Home Loan Bank,
         Consolidated Bonds, Quarterly Floating Rate
         due 12/29/2003 at 0.935%, value $10,690,833)
         (Cost $10,212,000)                                                 $   10,212,000         $  10,212,000
=================================================================================================================
100.68 TOTAL INVESTMENTS AT VALUE
        (COST $129,381,879)                                                                          136,631,228
=================================================================================================================
(0.68) OTHER ASSETS LESS LIABILITIES                                                                    (927,360)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $ 135,703,868
=================================================================================================================

TELECOMMUNICATIONS FUND
89.49  COMMON STOCKS
3.17   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                            UK                  29,570         $     709,680
       Software HOLDRs Trust(b)                                                     11,400               360,012
=================================================================================================================
                                                                                                       1,069,692
3.45   BROADCASTING -- RADIO/TV
       Clear Channel Communications(a)                                              12,200               517,158
       Univision Communications Class A Shrs(a)                                     21,200               644,480
=================================================================================================================
                                                                                                       1,161,638
9.46   CABLE & SATELLITE OPERATORS
       Comcast Corp Class A Shrs(a)(h)                                              24,551               740,949
       Cox Communications Class A Shrs(a)                                           17,300               551,870
       EchoStar Communications Class A Shrs(a)                                      35,100             1,215,162
       Liberty Media Series A Shrs(a)                                               58,600               677,416
=================================================================================================================
                                                                                                       3,185,397
18.71  COMMUNICATIONS EQUIPMENT
       Advanced Fibre Communications(a)                                              4,900                79,723
       Alcatel Sponsored ADR Representing Ord Shrs(a)           FR                  49,600               443,920
       Comverse Technology(a)                                                       21,100               317,133
       Corning Inc(a)                                                               71,200               526,168
       Ericsson LM Telephone Sponsored ADR
         Representing 10 Series B Shrs(a)                       SW                  22,100               234,923
       JDS Uniphase(a)                                                              63,200               221,832
       Lucent Technologies(a)                                                      129,500               262,885
       Motorola Inc                                                                 35,300               332,879
       Nokia Corp Sponsored ADR Representing Ord Shrs(h)        FI                  66,620             1,094,567
       Nortel Networks(a)                                       CA                 132,100               356,670
       QUALCOMM Inc                                                                 11,100               396,825
       Telecom HOLDRs Trust(b)                                                      62,000             1,694,460
       UTStarcom Inc(a)                                                              9,600               341,472
=================================================================================================================
                                                                                                       6,303,457
1.52   ELECTRONIC EQUIPMENT MANUFACTURERS
       Garmin Ltd(a)                                            CJ                   3,900               155,493

-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
       Samsung Electronics Ltd GDR Representing 1/2
         Ord Shr(g)                                             KS                   2,400         $     357,000
=================================================================================================================
                                                                                                         512,493
25.40  INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                                                  15,400               742,588
       AT&T Corp                                                                    11,700               225,225
       BCE Inc(c)                                               CA                  30,400               694,921
       BellSouth Corp(h)                                                            23,960               638,055
       CenturyTel Inc                                                               21,400               745,790
       Deutsche Telekom AG(a)                                   GM                  54,900               837,860
       France Telecom SA(a)                                     FR                  23,200               569,067
       KT Corp Sponsored ADR Representing 1/2 Ord Shr           KS                  16,700               329,157
       Portugal Telecom SGPS SA Sponsored ADR Representing
         Ord Shrs                                               PO                  64,000               456,960
       Qwest Communications International(a)                                        97,200               464,616
       SBC Communications(h)                                                        23,740               606,557
       Sprint Corp                                                                  29,500               424,800
       Telecom Corp of New Zealand Ltd(c)                       NZ                  54,800               168,113
       Telecom Italia SpA(c)                                    IT                  32,300               292,282
       Telefonica SA(a)                                         SP                  23,900               277,475
       Telefonos de Mexico SA de CV Sponsored ADR
         Representing 20 Series L Shrs                          MX                   5,800               182,236
       Telstra Ltd                                              AS                  55,900               164,953
       Verizon Communications(h)                                                    18,700               737,715
=================================================================================================================
                                                                                                       8,558,370
0.68   INTERNET RETAIL
       eBay Inc(a)                                                                   2,200               229,196
=================================================================================================================
0.73   INTERNET SOFTWARE & SERVICES
       Yahoo! Inc(a)                                                                 7,500               245,700
=================================================================================================================
1.96   INVESTMENT COMPANIES
       NASDAQ-100 Trust Series 1 Shrs(a)                                            22,000               658,900
=================================================================================================================
1.33   MOVIES & ENTERTAINMENT
       Viacom Inc Class B Shrs(a)                                                   10,300               449,698
=================================================================================================================
3.46   NETWORKING EQUIPMENT
       Avaya Inc(a)                                                                  9,000                58,140
       Cisco Systems(a)(h)                                                          46,280               772,413
       Juniper Networks(a)(j)                                                       27,100               335,227
=================================================================================================================
                                                                                                       1,165,780
3.03   SEMICONDUCTORS
       Agere Systems Class A Shrs(a)                                                70,400               164,032
       Applied Micro Circuits(a)                                                    14,700                88,935
       Semiconductor HOLDRs Trust(b)(c)                                             13,100               371,123
       Skyworks Solutions(a)                                                        20,800               140,816
       Texas Instruments                                                            14,500               255,200
=================================================================================================================
                                                                                                       1,020,106
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES,
                                                           COUNTRY            CONTRACTS OR
                                                           CODE IF               PRINCIPAL
%      DESCRIPTION                                          NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
16.59  WIRELESS TELECOMMUNICATION SERVICES
       America Movil SA de CV Sponsored ADR
         Representing 20 Series L Shrs                          MX                  11,900         $     223,125
       AT&T Wireless Services(a)                                                   158,700             1,302,927
       Commonwealth Telephone Enterprises(a)                                         1,300                57,161
       Nextel Communications Class A Shrs(a)(j)                                     96,000             1,735,680
       Nextel Partners Class A Shrs(a)                                               7,900                57,670
       Orange SA(a)                                             FR                   9,000                79,891
       SK Telecom Ltd Sponsored ADR Representing 1/9 Ord Shr    KS                   7,500               141,450
       Sprint Corp-PCS Group Series 1 Shrs(a)                                       95,600               549,700
       Telecom Italia Mobile SpA(c)                             IT                  32,210               158,680
       Vodafone Group PLC Sponsored ADR Representing 10
         Ord Shrs                                               UK                  65,232             1,281,809
=================================================================================================================
                                                                                                       5,588,093
       TOTAL COMMON STOCKS (COST $26,911,037)                                                         30,148,520
=================================================================================================================
1.04   OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(i)(k) (Cost $978,834)                                                   351,398
=================================================================================================================
19.64  SHORT-TERM INVESTMENTS
4.42   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market Reserve
         Fund(d)(e), 1.047% (Cost $1,488,724)                                    1,488,724             1,488,724
=================================================================================================================
15.22  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated 6/30/2003 due
         7/1/2003 at 1.080%, repurchased at $5,126,154 (Collateralized by Federal Home Loan Bank, Consolidated Bonds, Quarterly
         Floating Rate due 12/29/2003 at 0.935%, value $5,365,418)
         (Cost $5,126,000)                                                  $    5,126,000             5,126,000
=================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (COST $6,614,724)                                                  6,614,724
=================================================================================================================
0.07   OPTIONS PURCHASED -- PUTS
0.07   NETWORKING EQUIPMENT
       Juniper Networks, 10/18/2003, $12.50 (Cost $20,128)                             136                23,460
=================================================================================================================
110.24 TOTAL INVESTMENTS AT VALUE
        (COST $34,524,723)                                                                            37,138,102
=================================================================================================================
(10.24)OTHER ASSETS LESS LIABILITIES                                                                  (3,448,637)
=================================================================================================================
100.00 NET ASSETS AT VALUE                                                                         $  33,689,465
=================================================================================================================

(a)  Security is non-income producing.

(b)  HOLDRs - Holding Company Depositary Receipts.

(c) Loaned Security, a portion or all of the security is on loan at June 30, 2003.

(d) The security is purchased with the cash collateral received from securities on loan (Note 5).

(e)  Security is an affiliated company (Note 4).

(f)  SPDR - Standard & Poor's Depositary Receipts.

(g) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(h) A portion of the security has been designated as collateral for remaining commitments to purchase additional interests in BlueStream Ventures LP.

(i) The Technology and Telecommunications Funds have remaining commitments of $675,000 and $843,750, respectively, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(j)  Securities are pledged with broker as collateral for written options.

(k)  The following are restricted and illiquid securities at June 30, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
                                                                            % OF
                                        ACQUISITION    ACQUISITION    NET ASSETS
DESCRIPTION                                   DATES          COSTS      AT VALUE
--------------------------------------------------------------------------------
TECHNOLOGY FUND
BlueStream Ventures LP               8/3/00-12/9/02    $   783,067        0.21%
================================================================================

TELECOMMUNICATIONS FUND
BlueStream Ventures LP               8/3/00-12/9/02    $   978,834        1.04%
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY
                                                              % OF
                                              COUNTRY   NET ASSETS
COUNTRY                                          CODE     AT VALUE         VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
Australia                                          AS        0.49% $    164,953
Canada                                             CA        3.12     1,051,591
Cayman Islands                                     CJ        0.46       155,493
Finland                                            FI        3.25     1,094,567
France                                             FR        3.24     1,092,878
Germany                                            GM        2.49       837,860
Italy                                              IT        1.34       450,962
South Korea                                        KS        2.46       827,607
Mexico                                             MX        1.20       405,361
New Zealand                                        NZ        0.50       168,113
Portugal                                           PO        1.36       456,960
Spain                                              SP        0.82       277,475
Sweden                                             SW        0.70       234,923
United Kingdom                                     UK        5.91     1,991,489
United States                                               82.90    27,927,870
Other Assets Less Liabilities                              (10.24)   (3,448,637)
================================================================================
                                                           100.00% $ 33,689,465
================================================================================

OPTION CONTRACTS

                                 NUMBER OF    EXPIRATION    EXERCISE    PREMIUM
                                 CONTRACTS         DATES       PRICE   RECEIVED       VALUE
--------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
OPTIONS WRITTEN
CALLS
Juniper Networks                     (136)       1/17/04  $    20.00 $   11,287 $    (4,760)
Nextel Communications                (214)       8/16/03       17.50      6,326     (40,125)
============================================================================================
TOTAL OPTIONS WRITTEN                                                $   17,613 $   (44,885)
============================================================================================

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILTIES
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

                                                                   FINANCIAL                  HEALTH
                                               DYNAMICS             SERVICES                SCIENCES
                                                   FUND                 FUND                    FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                         $   116,371,414      $  149,376,4267          $  251,674,675
=====================================================================================================
  At Value(a)(b)                        $   136,863,638      $  163,075,315           $  295,281,714
Receivables:
  Investment Securities Sold                    358,278             944,714                        0
  Fund Shares Sold                               85,337           2,172,814                1,617,000
  Dividends and Interest                         46,505             179,856                  133,913
  Foreign Tax Reclaims                                0              16,212                   18,820
Prepaid Expenses and Other Assets                 1,676               1,888                    3,095
=====================================================================================================
TOTAL ASSETS                                137,355,434         166,390,799              297,054,542
=====================================================================================================
LIABILITIES
Payables:
  Custodian                                         431              18,181                   88,279
  Investment Securities Purchased               715,496             649,846                        0
  Fund Shares Repurchased                     1,575,177              21,154                  172,448
  Securities Loaned                              25,875                   0                8,325,000
Accrued Expenses and Other Payables               9,738              12,257                   12,070
=====================================================================================================
TOTAL LIABILITIES                             2,326,717             701,438                8,597,797
=====================================================================================================
NET ASSETS AT VALUE                     $   135,028,717      $  165,689,361           $  288,456,745
=====================================================================================================
NET ASSETS
Paid-in Capital(c)                      $   264,296,724      $  185,178,606           $  358,127,680
Accumulated Undistributed Net
  Investment Income (Loss)                     (416,327)          1,538,118                  (59,127)
Accumulated Undistributed Net Realized
  Loss on Investment Securities and
  Foreign Currency Transactions            (149,343,921)        (34,726,815)            (113,220,027)
Net Appreciation of Investment Securities
  and Foreign Currency Transactions          20,492,241          13,699,452               43,608,219
=====================================================================================================
NET ASSETS AT VALUE                     $   135,028,717      $  165,689,361           $  288,456,745
=====================================================================================================
Shares Outstanding                           13,644,759          14,196,869               18,079,817
NET ASSET VALUE, Offering and Redemption
  Price per Share                       $          9.90      $        11.67           $        15.95
=====================================================================================================

(a) Investment securities at cost and value at June 30, 2003 include repurchase agreements of $6,251,000, $5,215,000 and $7,612,000 for Dynamics, Financial Services and Health Sciences Funds, respectively.

(b) Investment securities at cost and value at June 30, 2003 include $25,385 and $8,090,000 of securities loaned for Dynamics and Health Sciences Funds, respectively (Note 5).

(c) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each Fund.

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2003
UNAUDITED

                                                                TECHNOLOGY            TELECOMMUNICATIONS
                                                                      FUND                          FUND
---------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                            $   129,381,879                $   34,524,723
=========================================================================================================
  At Value(a)(b)                                           $   136,631,228                $   37,138,102
Cash                                                                     0                         1,585
Foreign Currency (Cost $0 and $6,282, respectively)                      0                         6,302
Receivables:
  Investment Securities Sold                                        79,423                             0
  Fund Shares Sold                                                 116,249                        20,669
  Dividends and Interest                                            12,024                        24,600
Prepaid Expenses and Other Assets                                    1,616                         1,015
=========================================================================================================
TOTAL ASSETS                                                   136,840,540                    37,192,273
=========================================================================================================
LIABILITIES
Options Written at Value (Premiums Received $0 and
  $17,613, respectively)                                                 0                        44,885
Payables:
  Custodian                                                         14,647                             0
  Investment Securities Purchased                                  935,557                     1,697,548
  Fund Shares Repurchased                                          176,857                       260,453
  Securities Loaned                                                      0                     1,488,724
Accrued Expenses and Other Payables                                  9,611                        11,198
=========================================================================================================
TOTAL LIABILITIES                                                1,136,672                     3,502,808
=========================================================================================================
NET ASSETS AT VALUE                                        $   135,703,868                $   33,689,465
=========================================================================================================
NET ASSETS
Paid-in Capital(c)                                         $   657,195,156                $  270,945,154
Accumulated Undistributed Net Investment Loss                     (429,723)                      (20,823)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency
  Transactions and Option Contracts                           (528,310,914)                 (239,820,926)
Net Appreciaton of Investment Securities, Foreign
  Currency Transactions and Option Contracts                     7,249,349                     2,586,060
=========================================================================================================
NET ASSETS AT VALUE                                        $   135,703,868                $   33,689,465
=========================================================================================================
Shares Outstanding                                              13,930,581                    10,575,158
NET ASSET VALUE, Offering and Redemption Price per Share   $          9.74                $         3.19
=========================================================================================================

(a)  Investment securities at cost and value at June 30, 2003 include repurchase
     agreements   of    $10,212,000    and   $5,126,000   for   Technology   and
     Telecommunications Funds, respectively.

(b) Investment securities at cost and value at June 30 ,2003 include $1,424,790 of securities loaned for Telecommunications Fund (Note 5).

(c) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

                                                                   FINANCIAL                  HEALTH
                                               DYNAMICS             SERVICES                SCIENCES
                                                   FUND                 FUND                    FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                  $    241,701       $    1,341,441          $    1,224,628
Dividends from Affiliated Investment
  Companies                                           0                1,339                       0
Interest                                         30,815               32,614                  31,549
Securities Loaned Income                          1,657                    0                   4,382
  Foreign Taxes Withheld                         (4,166)             (10,276)                (43,817)
=====================================================================================================
  TOTAL INCOME                                  270,007            1,365,118               1,216,742
=====================================================================================================
EXPENSES
Investment Advisory Fees                        445,159              538,224                 882,715
Administrative Services Fees                    162,289              195,172                 316,893
Custodian Fees and Expenses                      26,354               16,353                  20,163
Directors' Fees and Expenses                      8,449                9,221                  12,624
Interest Expenses                                 2,402                    0                     235
Professional Fees and Expenses                   12,573               12,736                  16,485
Registration Fees and Expenses                      588                   33                     350
Reports to Shareholders                          21,136               10,732                   6,935
Transfer Agent Fees                               2,500                2,500                   2,500
Other Expenses                                    3,657                4,767                   7,654
=====================================================================================================
  TOTAL EXPENSES                                685,107              789,738               1,266,554
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                           (2,501)                   0                       0
  Fees and Expenses Paid Indirectly                (336)                (233)                   (230)
=====================================================================================================
     NET EXPENSES                               682,270              789,505               1,266,324
=====================================================================================================
NET INVESTMENT INCOME (LOSS)                   (412,263)             575,613                 (49,582)
=====================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                        (421,644)             249,811               6,257,215
  Foreign Currency Transactions                  34,532               20,342                 293,483
=====================================================================================================
     Total Net Realized Gain (Loss)            (387,112)             270,153               6,550,698
=====================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                      18,446,067           14,575,736              29,027,172
  Foreign Currency Transactions                 (23,403)             (15,363)               (180,096)
=====================================================================================================
     Total Change in Net Appreciation/
       Depreciation                          18,422,664           14,560,373              28,847,076
=====================================================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS          18,035,552           14,830,526              35,397,774
=====================================================================================================
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                          $ 17,623,289         $ 15,406,139            $ 35,348,192
=====================================================================================================

See Notes to Financial Statements
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED

                                                                TECHNOLOGY            TELECOMMUNICATIONS
                                                                      FUND                          FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                       $  192,323                    $  157,830
Dividends from Affiliated Investment Companies                         636                             0
Interest                                                            32,625                        16,041
Securities Loaned Income                                             4,347                         1,375
  Foreign Taxes Withheld                                           (10,013)                      (11,537)
=========================================================================================================
  TOTAL INCOME                                                     219,918                       163,709
=========================================================================================================
EXPENSES
Investment Advisory Fees                                           429,203                       105,742
Administrative Services Fees                                       156,652                        42,362
Custodian Fees and Expenses                                         14,629                         8,578
Directors' Fees and Expenses                                         8,117                         5,245
Interest Expenses                                                      164                             0
Professional Fees and Expenses                                      12,745                         9,771
Registration Fees and Expenses                                         131                            26
Reports to Shareholders                                             13,847                         6,288
Transfer Agent Fees                                                  2,500                         2,500
Other Expenses                                                       4,004                         1,857
=========================================================================================================
  TOTAL EXPENSES                                                   641,992                       182,369
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser           0                        (6,077)
   Fees and Expenses Paid Indirectly                                  (247)                         (112)
=========================================================================================================
     NET EXPENSES                                                  641,745                       176,180
=========================================================================================================
NET INVESTMENT LOSS                                               (421,827)                      (12,471)
=========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                        (21,046,527)                   (2,418,615)
  Foreign Currency Transactions                                       (198)                       42,128
  Option Contracts                                                 210,837                         6,350
=========================================================================================================
     Total Net Realized Loss                                   (20,835,888)                   (2,370,137)
=========================================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                                         41,140,956                     6,320,253
  Foreign Currency Transactions                                          0                       172,165
  Option Contracts                                                 (65,006)                      (27,272)
=========================================================================================================
     Total Change in Net Appreciation/Depreciation              41,075,950                     6,465,146
=========================================================================================================
NET GAIN ON INVESTMENT SECURITIES, FOREIGN CURRENCY
  TRANSACTIONS AND OPTION CONTRACTS                             20,240,062                     4,095,009
=========================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 19,818,235                   $ 4,082,538
=========================================================================================================

See Notes to Financial Statements
STATEMENT OF CHANGES IN NET ASSETS
INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                                                                    FINANCIAL SERVICES
                                                              DYNAMICS FUND                                  FUND
                                                   SIX MONTHS                YEAR          SIX MONTHS               YEAR
                                                        ENDED               ENDED               ENDED              ENDED
                                                      JUNE 30         DECEMBER 31             JUNE 30        DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                         2003                2002                2003               2002
                                                    UNAUDITED                               UNAUDITED
OPERATIONS
Net Investment Income (Loss)                 $       (412,263)   $     (1,055,590)  $         575,613   $        963,543
Net Realized Gain (Loss)                             (387,112)        (67,390,250)            270,153        (16,310,581)
Change in Net Appreciation/Depreciation            18,422,664          12,696,689          14,560,373        (13,673,071)
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  17,623,289         (55,749,151)         15,406,139        (29,020,109)
=========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                       0                   0                   0           (933,303)
=========================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                     230,978,839         826,066,663          63,921,670        184,877,018
Reinvestment of Distributions                               0                   0                   0            933,303
=========================================================================================================================
                                                  230,978,839         826,066,663          63,921,670        185,810,321
Amounts Paid for Repurchases of Shares           (229,708,381)       (828,898,174)        (56,041,193)      (196,538,499)
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                      1,270,458          (2,831,511)          7,880,477        (10,728,178)
=========================================================================================================================
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                       18,893,747         (58,580,662)         23,286,616        (40,681,590)
NET ASSETS
Beginning of Period                               116,134,970         174,715,632         142,402,745        183,084,335
=========================================================================================================================
End of Period                                $   135,028,717     $    116,134,970   $     165,689,361   $    142,402,745
=========================================================================================================================
Accumulated Undistributed Net Investment
  Income (Loss) Included in Net Assets at
  End of Period                              $      (416,327)    $         (4,064)  $       1,538,118   $        962,505

               -------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                       25,704,624           81,041,237           5,862,326         16,017,368
Shares Issued from Reinvestment of Distributions           0                    0                   0             88,842
=========================================================================================================================
                                                  25,704,624           81,041,237           5,862,326         16,106,210
Shares Repurchased                               (25,656,893)         (81,373,631)         (5,222,306)       (17,294,874)
=========================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                47,731             (332,394)            640,020         (1,188,664)
=========================================================================================================================

See Notes to Financial Statements

INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                         HEALTH SCIENCES FUND                        TECHNOLOGY FUND
                                                   SIX MONTHS                YEAR          SIX MONTHS               YEAR
                                                        ENDED               ENDED               ENDED              ENDED
                                                      JUNE 30         DECEMBER 31             JUNE 30        DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                         2003                2002                2003               2002
                                                    UNAUDITED                               UNAUDITED
OPERATIONS
Net Investment Income (Loss)                 $        (49,582)   $     (1,241,573)  $        (421,827)  $      (1,520,716)
Net Realized Gain (Loss)                            6,550,698         (63,585,550)        (20,835,888)       (148,867,842)
Change in Net Appreciation/Depreciation            28,847,076         (19,157,291)         41,075,950          42,638,096
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  35,348,192         (83,984,414)         19,818,235        (107,750,462)
==========================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                      90,069,640         251,863,261          61,402,687         244,404,692
Amounts Paid for Repurchases of Shares            (69,641,717)       (278,502,050)        (51,025,248)       (271,398,789)
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                     20,427,923         (26,638,789)         10,377,439         (26,994,097)
==========================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS            55,776,115        (110,623,203)         30,195,674        (134,744,559)
NET ASSETS
Beginning of Period                               232,680,630         343,303,833         105,508,194         240,252,753
==========================================================================================================================
End of Period                                $    288,456,745    $    232,680,630   $     135,703,868   $     105,508,194
==========================================================================================================================
Accumulated Undistributed Net Investment
  Loss Included in Net Assets at
  End of Period                              $        (59,127)   $         (9,545)  $        (429,723)  $      (7,896)

                        -----------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                         6,137,038          15,864,086           6,884,383      21,387,719
Shares Repurchased                                 (4,976,337)        (17,805,792)         (5,874,022)    (24,095,810)
======================================================================================================================
NET INCREASE (DECREASE) IN
  FUND SHARES                                       1,160,701          (1,941,706)          1,010,361      (2,708,091)
======================================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS (CONTINED)
INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                               HEALTH SCIENCES FUND
                                                         SIX MONTHS                YEAR
                                                              ENDED               ENDED
                                                            JUNE 30         DECEMBER 31
----------------------------------------------------------------------------------------
                                                               2003                2002
                                                          UNAUDITED
OPERATIONS
Net Investment Income (Loss)                       $        (12,471)   $        (33,916)
Net Realized Loss                                        (2,370,137)        (70,524,137)
Change in Net Appreciation/Depreciation                   6,465,146          35,103,841
========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     4,082,538         (35,454,212)
========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                            36,240,909         187,371,743
Amounts Paid for Repurchases of Shares                  (33,896,660)       (198,422,075)
========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                            2,344,249         (11,050,332)
========================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,426,787         (46,504,544)
NET ASSETS
Beginning of Period                                      27,262,678          73,767,222
========================================================================================
End of Period                                      $     33,689,465    $     27,262,678
========================================================================================
Accumulated Undistributed Net Investment Loss
  Included in Net Assets at End of Period          $        (20,823)   $         (8,352)

    ------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                              12,554,961          51,732,603
Shares Repurchased                                      (11,912,817)        (55,038,807)
========================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                      642,144          (3,306,204)
========================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Financial Services Fund, Health Sciences Fund, Technology Fund and Telecommunications Fund (individually the "Fund" and collectively, the "Funds", presented herein), Core Equity Fund, Growth Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Total Return Fund and Utilities Fund. The investment objectives of the Funds are: to seek long-term capital growth for Dynamics Fund; to seek capital growth through investments in specific business sectors for Financial Services, Health Sciences and Technology Funds; and to seek capital growth and current income through investments in a specific business sector for Telecommunications Fund. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2003, Financial Services and Technology Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. During that same period there were no such investments by Dynamics, Health Sciences and Telecommunications Funds. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends for the Financial Services Fund was $933,303 of ordinary income distributions declared for the year ended December 31, 2002.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2003 include:

                                                                                      NET TAX
                                   COST OF       GROSS TAX       GROSS TAX       APPRECIATION
                           INVESTMENTS FOR      UNREALIZED      UNREALIZED      (DEPRECIATION)
FUND                          TAX PURPOSES    APPRECIATION    DEPRECIATION     ON INVESTMENTS
-----------------------------------------------------------------------------------------------
Dynamics Fund               $  125,752,355    $ 19,062,878    $  7,951,595       $  11,111,283
Financial Services Fund        152,875,751      15,663,806       5,464,242          10,199,564
Health Sciences Fund           255,559,805      40,786,406       1,064,497          39,721,909
Technology Fund                148,027,701      14,086,615      25,483,088         (11,396,473)
Telecommunications Fund         36,293,298       2,993,550       2,148,746             844,804

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital and currency losses at December 31, 2002 were: Dynamics Fund $2,918,765, Financial Services Fund $1,944,525, Health Sciences Fund $7,261,570, Technology Fund $13,785,544 and Telecommunications Fund $2,344,637, respectively.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2003, were as follows:

                                                       CALL OPTIONS               PUT OPTIONS
---------------------------------------------------------------------------------------------------
                                                    NUMBER        AMOUNT       NUMBER       AMOUNT
                                                OF OPTIONS   OF PREMIUMS   OF OPTIONS   OF PREMIUMS
---------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Options outstanding at December 31, 2002             (502)   $    88,851            0     $     0
Options written                                    (1,411)       314,317         (220)     34,539
Options closed or expired                           1,913       (403,168)         220     (34,539)
Options outstanding at June 30, 2003                    0    $         0            0     $     0

TELECOMMUNICATIONS FUND
Options outstanding at December 31, 2002                0    $         0            0     $     0
Options written                                      (699)        49,343          (90)      2,970
Options closed or expired                             349        (31,730)          90      (2,970)
Options outstanding at June 30, 2003                 (350)   $    17,613            0     $     0

H. EXPENSES -- Each Fund bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee each Fund is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per each Fund per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by each Fund. For the six months ended June 30, 2003, IFG absorbed no expenses for Financial Services, Health Sciences and Technology Funds. IFG is entitled to reimbursement from each Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended June 30, 2003, the reimbursement that may potentially be made by the Dynamics and Telecommunications Funds to IFG and that will expire during the year end December 31, 2006 are $2,501 and $6,077, respectively.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                  PURCHASES                  SALES
---------------------------------------------------------------------------------------
Dynamics Fund                                     $  81,076,687          $  84,264,460
Financial Services Fund                              55,727,265             48,712,584
Health Sciences Fund                                152,315,960            131,779,189
Technology Fund                                      57,962,592             52,939,678
Telecommunications Fund                              17,005,229             16,402,878

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended June 30, 2003, included in Directors' Fees and Expenses in the Statement of Operations and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities were as follows:

                                                     PENSION            PENSION
FUND                                                EXPENSES          LIABILITY
--------------------------------------------------------------------------------
Dynamics Fund                                       $    993        $   1,848
Financial Services Fund                                1,206            2,208
Health Sciences Fund                                   2,098            4,227
Technology Fund                                          885            3,083
Telecommunications Fund                                  257            1,148

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                   REALIZED
                                   PURCHASES                   SALES         GAIN (LOSS) ON
                      -------------------------------------------------------    INVESTMENT         VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS     SECURITIES        6/30/2003
-------------------------------------------------------------------------------------------------------------
DYNAMICS FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                8,177,455    $  8,177,455    8,410,189    $  8,410,189       $      0        $  22,875

FINANCIAL SERVICES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                3,000,285       3,000,285    3,000,285       3,000,285              0               --

HEALTH SCIENCES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               89,046,275      89,046,275   80,721,275      80,721,275              0        8,325,000

TECHNOLOGY FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               14,557,850     14,557,850    14,917,182      14,917,182              0               --

TELECOMMUNICATIONS FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund               10,343,472    10,343,472      9,949,974       9,949,975              0        1,488,724

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2003, Dynamics, Health Sciences and Telecommunications Funds have on loan securities valued at $25,385, $8,090,000 and $1,424,790, respectively, and cash collateral of $25,875, $8,325,000 and $1,488,724, respectively, has been invested in the

INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed in the Statement of Investment Securities. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received for Dynamics, Health Sciences, Technology and Telecommunications Funds $1,657, $4,382, $4,332, and $1,375, respectively, were received from INVESCO Treasurer's Series Money Market Reserve Fund. During the six months ended June 30, 2003, there were no such securities lending arrangements for Financial Services Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2003, Dynamics, Health Sciences and Technology Funds borrowed cash at a weighted average rate ranging from 1.46% to 1.51% and interest expenses amounted to $2,402, $235, and $164, respectively. During that same period there were no such borrowings and/or lendings for Financial Services and Telecommunications Funds.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2003, there were no such borrowings for any Fund.

FINANCIAL HIGHLIGHTS
DYNAMICS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                             ENDED
                                           JUNE 30                           YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                             2003         2002         2001         2000         1999         1998
                                         UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $   8.54     $  12.54    $   18.21    $   18.90    $   12.15    $   10.34
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)             (0.03)       (0.00)       (0.00)       (0.00)        0.00        (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             1.39        (4.00)       (5.67)       (0.67)        6.75         1.98
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             1.36        (4.00)       (5.67)       (0.67)        6.75         1.98
====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)      0.00         0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains             0.00         0.00         0.00         0.02         0.00         0.15
====================================================================================================================
TOTAL DISTRIBUTIONS                          0.00         0.00         0.00         0.02         0.00         0.17
====================================================================================================================
Net Asset Value -- End of Period         $   9.90     $   8.54     $  12.54    $   18.21    $   18.90    $   12.15
====================================================================================================================

TOTAL RETURN(c)                            15.93%(d)   (31.90%)     (31.14%)      (3.55%)      55.60%       19.35%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                         $135,029     $116,135     $174,716    $170,610     $29,667      $308
Ratio of Expenses to Average Net
  Assets(e)(f)                           0.57%(d)       1.12%        1.08%       1.09%       1.26%       1.45%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(f)              (0.34%)(d)     (0.75%)      (0.54%)     (0.24%)      0.04%      (0.64%)
Portfolio Turnover Rate                    69%(d)        110%          62%         58%         70%         55%

(a) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2002, 2001, 2000, 1999 and 1998.

(b) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2003 and the years ended December 31, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.57%, 1.09%, 2.25% and 14.76%, respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.24%), (0.95%) and (13.95%), respectively.

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                                                  PERIOD
                                                 ENDED                                                   ENDED
                                               JUNE 30             YEAR ENDED DECEMBER 31          DECEMBER 31
---------------------------------------------------------------------------------------------------------------
                                             UNAUDITED
                                                  2003         2002         2001         2000          1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   10.50    $   12.42    $   13.84    $   11.10     $   10.00
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.04         0.08         0.06         0.03          0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  1.13        (1.93)       (1.43)        2.72          1.09
===============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  1.17        (1.85)       (1.37)        2.75          1.10
===============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)           0.00         0.07         0.04         0.00          0.00
Distributions from Capital Gains                  0.00         0.00         0.01         0.01          0.00
===============================================================================================================
TOTAL DISTRIBUTIONS                               0.00         0.07         0.05         0.01          0.00
===============================================================================================================
Net Asset Value-- End of Period              $   11.67   $    10.50    $   12.42    $   13.84     $   11.10
===============================================================================================================

TOTAL RETURN(c)                                 11.14%(d)   (14.90%)      (9.88%)      24.80%       11.00%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $165,689     $142,403      $183,084     $220,316      $9,179
Ratio of Expenses to Average Net
  Assets(e)(f)                                 0.55%(d)   1.09%          1.07%         1.09%       1.39%(g)
Ratio of Net Investment Income to
  Average Net Assets(f)                        0.40%(d)   0.57%          0.46%         0.66%       0.67%(g)
Portfolio Turnover Rate                         35%(d)      72%           132%          114%       37%(d)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.

(b) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%) (annualized), respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        SIX MONTHS
                                             ENDED
                                           JUNE 30                           YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                             2003         2002         2001         2000         1999         1998
                                         UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $  13.75     $  18.20    $   20.89    $   16.02    $   15.29    $   11.04
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Income (Loss)(b)             (0.00)       (0.00)       (0.01)        0.05         0.02         0.05
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             2.20        (4.45)       (2.62)        4.84         0.72         4.66
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             2.20        (4.45)       (2.63)        4.89         0.74         4.71
====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)      0.00         0.00         0.06         0.00         0.01         0.03
Distributions from Capital Gains             0.00         0.00         0.00         0.02         0.00         0.43
====================================================================================================================
TOTAL DISTRIBUTIONS                          0.00         0.00         0.06         0.02         0.01         0.46
====================================================================================================================
Net Asset Value -- End of Period         $  15.95     $  13.75    $   18.20    $   20.89    $   16.02    $   15.29
====================================================================================================================

TOTAL RETURN(d)                            16.00%(e)   (24.45%)     (12.59%)      30.54%        4.86%        42.85%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                         $288,457     $232,681    $343,304     $353,398     $11,652      $2,378
Ratio of Expenses to Average Net
  Assets(f)(g)                            0.53%(e)       1.07%       1.06%       1.07%        1.48%        1.27%
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                  (0.02%)(e)     (0.43%)     (0.38%)      0.68%        0.36%        0.35%
Portfolio Turnover Rate                    56%(e)         130%         88%        145%         173%         107%

(a) The per share information was computed based on average shares for the year ended December 31, 1998.

(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the six months ended June 30, 2003 and the year ended December 31, 2002

(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85% and 4.20%, respectively, and ratio of net investment income (loss) to average net assets would have been 0.68%, (1.01%) and (2.58%), respectively.

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                        SIX MONTHS
                                             ENDED
                                           JUNE 30                           YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                              2003        2002         2001         2000         1999         1998
                                         UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period   $   8.17     $  15.37    $   28.37    $   37.13    $   14.34    $   11.49
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(a)
Net Investment Loss(b)                      (0.03)       (0.00)       (0.12)       (0.01)       (0.00)       (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             1.60        (7.20)      (12.88)       (8.68)       22.79         2.96
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             1.57        (7.20)      (13.00)       (8.69)       22.79         2.93
====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.00         0.00         0.00         0.00         0.00         0.02
Distributions from Capital Gains             0.00         0.00         0.00         0.07         0.00         0.06
====================================================================================================================
TOTAL DISTRIBUTIONS                          0.00         0.00         0.00         0.07         0.00         0.08
====================================================================================================================
Net Asset Value -- End of Period         $   9.74     $   8.17    $   15.37    $   28.37    $   37.13    $   14.34
====================================================================================================================

TOTAL RETURN(c)                            19.22%(d)   (46.84%)     (45.82%)     (23.42%)     158.93%        25.69%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                               $135,704     $105,508    $240,253     $443,773     $93,992      $1,577
Ratio of Expenses to Average Net
  Assets(e)(f)                             0.56%(d)     1.11%       1.07%         1.02%       1.31%        1.40%
Ratio of Net Investment Loss to
  Average Net Assets(f)                   (0.37%)(d)   (0.96%)     (0.66%)       (0.34%)     (0.40%)      (0.14%)
Portfolio Turnover Rate                     48%(d)       92%          88%          82%         95%          239%

(a) The per share information was computed based on average shares for the year ended December 31, 2001.

(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002 and 1999.

(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52% and 6.47% respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%) and (5.21%), respectively.

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                                                  PERIOD
                                                 ENDED                                                   ENDED
                                               JUNE 30             YEAR ENDED DECEMBER 31          DECEMBER 31
---------------------------------------------------------------------------------------------------------------
                                                  2003
                                             UNAUDITED         2002         2001         2000          1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period       $    2.74    $    5.57    $   12.11    $   16.45     $   10.00
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                  (0.00)       (0.00)       (0.00)       (0.00)         0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  0.45        (2.83)       (6.54)       (4.30)         6.45
===============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  0.45        (2.83)       (6.54)       (4.30)         6.45
===============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)           0.00         0.00         0.00         0.00          0.00
Distributions from Capital Gains                  0.00         0.00         0.00         0.04          0.00
===============================================================================================================
TOTAL DISTRIBUTIONS                               0.00         0.00         0.00         0.04          0.00
===============================================================================================================
Net Asset Value -- End of Period             $    3.19    $    2.74    $    5.57    $   12.11     $   16.45
===============================================================================================================

TOTAL RETURN(d)                                 16.42%(e)    (50.81%)     (54.00%)     (26.17%)      64.50%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $ 33,689     $ 27,263     $ 73,767     $ 207,644     $  67,650
Ratio of Expenses to Average Net
  Assets(f)(g)                                  0.62%(e)     1.22%       1.09%         1.06%         1.27%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(g)                        (0.04%)(e)   (0.08%)     (0.14%)       (0.16%)        0.11%(h)
Portfolio Turnover Rate                           63%(e)      149%         77%           51%          15%(e)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the six months ended June 30, 2003, the years ended December 31, 2002, 2001 and 2000 and the period ended December 31, 1999.

(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2003, the year ended December 31, 2000 and for the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.64%, 1.06% and 1.28% (annualized), and ratio of net investment income (loss) to average net assets would have been (0.06%), (0.16%) and 0.10% (annualized), respectively.

(h)  Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-888-436-3863

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

SSKV   900477  7/03
I-VISKA-SAR-1

ITEM 2.  CODE OF ETHICS

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semiannual reports.

ITEM 5. [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7.  NOT APPLICABLE

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer & Chief Financial and Accounting Officer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to the significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

     (a)  Not applicable to semiannual reports.


     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act.

         "Attached hereto"

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto authorized.

INVESCO VARIABLE INVESTMENT FUNDS, INC.


By:   /s/ Raymond R. Cunningham
      ------------------------------------------------------------
      Raymond R. Cunningham, President and Chief Executive Officer

Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto authorized.

INVESCO VARIABLE INVESTMENT FUNDS, INC.


By:   /s/ Ronald L. Grooms
      --------------------------------------------------------------------
      Ronald L. Grooms, Treasurer & Chief Financial and Accounting Officer

Date: August 29, 2003